Schedule of Investments (unaudited)	iShares® Core 10+ Year USD Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.0%
Interpublic Group of Companies Inc. (The)
3.38%, 03/01/41 (Call 09/01/40)	$35	$25,493
5.40%, 10/01/48 (Call 04/01/48)	49	45,385
		70,878
Aerospace & Defense — 1.2%
BAE Systems Holdings Inc., 4.75%, 10/07/44(a)	80	71,268
BAE Systems PLC
3.00%, 09/15/50 (Call 03/15/50)(a)	50	32,347
5.80%, 10/11/41(a)	75	75,909
Boeing Co. (The)
3.25%, 02/01/35 (Call 11/01/34)	15	11,339
3.38%, 06/15/46 (Call 12/15/45)	75	47,785
3.50%, 03/01/39 (Call 09/01/38)	65	45,918
3.55%, 03/01/38 (Call 09/01/37)	45	32,471
3.63%, 03/01/48 (Call 09/01/47)	70	45,148
3.65%, 03/01/47 (Call 09/01/46)	70	45,907
3.75%, 02/01/50 (Call 08/01/49)	140	90,895
3.83%, 03/01/59 (Call 09/01/58)	55	35,213
3.85%, 11/01/48 (Call 05/01/48)	65	43,442
3.90%, 05/01/49 (Call 11/01/48)	105	70,225
3.95%, 08/01/59 (Call 02/01/59)	85	53,525
5.71%, 05/01/40 (Call 11/01/39)	310	285,048
5.81%, 05/01/50 (Call 11/01/49)	610	546,076
5.88%, 02/15/40	60	55,836
5.93%, 05/01/60 (Call 11/01/59)	385	339,880
6.63%, 02/15/38	50	51,215
6.86%, 05/01/54 (Call 11/01/53)(a)	160	162,253
6.88%, 03/15/39	60	61,623
7.01%, 05/01/64 (Call 11/01/63)(a)	85	85,735
GE Capital International Funding Co. Unlimited Co.,
4.42%, 11/15/35	200	183,646
General Dynamics Corp.
2.85%, 06/01/41 (Call 12/01/40)	15	10,764
3.60%, 11/15/42 (Call 05/15/42)	41	32,329
4.25%, 04/01/40 (Call 10/01/39)	145	127,616
4.25%, 04/01/50 (Call 10/01/49)	80	67,108
General Electric Co.
4.50%, 03/11/44	90	79,002
5.88%, 01/14/38	30	30,988
6.88%, 01/10/39	130	148,233
Howmet Aerospace Inc., 5.95%, 02/01/37	85	87,094
L3Harris Technologies Inc.
4.85%, 04/27/35 (Call 10/27/34)	95	89,502
5.05%, 04/27/45 (Call 10/27/44)	70	64,696
5.60%, 07/31/53 (Call 01/31/53)	40	39,651
6.15%, 12/15/40	50	52,241
Lockheed Martin Corp.
2.80%, 06/15/50 (Call 12/15/49)	140	89,120
3.60%, 03/01/35 (Call 09/01/34)	25	21,802
3.80%, 03/01/45 (Call 09/01/44)	100	79,329
4.07%, 12/15/42	170	143,031
4.09%, 09/15/52 (Call 03/15/52)	127	101,788
4.15%, 06/15/53 (Call 12/15/52)	140	112,951
4.30%, 06/15/62 (Call 12/15/61)	40	32,283
4.50%, 05/15/36 (Call 11/15/35)	95	88,448
4.70%, 05/15/46 (Call 11/15/45)	137	123,743
4.80%, 08/15/34 (Call 05/15/34)	80	77,748
5.20%, 02/15/55 (Call 08/15/54)	30	28,709
5.70%, 11/15/54 (Call 05/15/54)	135	138,492
Security	Par (000)	Value

Aerospace & Defense (continued)
5.72%, 06/01/40	$90	$92,561
5.90%, 11/15/63 (Call 05/15/63)	100	105,313
Series B, 6.15%, 09/01/36	90	96,852
Northrop Grumman Corp.
3.85%, 04/15/45 (Call 10/15/44)	60	46,986
4.03%, 10/15/47 (Call 04/15/47)	253	200,692
4.75%, 06/01/43	113	101,057
4.95%, 03/15/53 (Call 09/15/52)	120	108,352
5.05%, 11/15/40	30	28,241
5.15%, 05/01/40 (Call 11/01/39)	55	52,581
5.20%, 06/01/54 (Call 12/01/53)	120	112,379
5.25%, 05/01/50 (Call 11/01/49)	115	109,246
RTX Corp.
2.82%, 09/01/51 (Call 03/01/51)	90	54,770
3.03%, 03/15/52 (Call 09/15/51)	135	85,938
3.13%, 07/01/50 (Call 01/01/50)	100	65,646
3.75%, 11/01/46 (Call 05/01/46)	125	93,825
4.05%, 05/04/47 (Call 11/04/46)	75	58,944
4.15%, 05/15/45 (Call 11/16/44)	119	96,021
4.35%, 04/15/47 (Call 10/15/46)	145	119,491
4.45%, 11/16/38 (Call 05/16/38)	125	110,117
4.50%, 06/01/42	355	308,256
4.63%, 11/16/48 (Call 05/16/48)	170	145,992
4.70%, 12/15/41	55	48,828
4.80%, 12/15/43 (Call 06/15/43)	85	75,673
4.88%, 10/15/40	46	42,011
5.38%, 02/27/53 (Call 08/27/52)	145	137,612
5.40%, 05/01/35	15	14,902
5.70%, 04/15/40	10	10,018
6.05%, 06/01/36	65	67,348
6.13%, 07/15/38	40	41,739
6.40%, 03/15/54 (Call 09/15/53)	165	179,954
		7,150,717
Agriculture — 0.6%
Altria Group Inc.
3.40%, 02/04/41 (Call 08/04/40)	170	121,599
3.70%, 02/04/51 (Call 08/04/50)	135	90,875
3.88%, 09/16/46 (Call 03/16/46)	150	108,645
4.00%, 02/04/61 (Call 08/04/60)	115	79,784
4.25%, 08/09/42	93	74,056
4.45%, 05/06/50 (Call 11/06/49)	90	68,911
4.50%, 05/02/43	90	73,602
5.38%, 01/31/44	200	189,834
5.80%, 02/14/39 (Call 08/14/38)	245	243,388
5.95%, 02/14/49 (Call 08/14/48)	210	205,122
Archer-Daniels-Midland Co.
2.70%, 09/15/51 (Call 03/15/51)	125	76,159
3.75%, 09/15/47 (Call 03/15/47)	60	45,046
4.02%, 04/16/43	30	23,868
4.50%, 03/15/49 (Call 09/15/48)	70	58,906
4.54%, 03/26/42	12	10,421
5.38%, 09/15/35	15	15,137
BAT Capital Corp.
4.39%, 08/15/37 (Call 02/15/37)	250	210,911
4.54%, 08/15/47 (Call 02/15/47)	167	129,580
4.76%, 09/06/49 (Call 03/06/49)	95	75,107
5.28%, 04/02/50 (Call 10/02/49)	30	25,508
5.65%, 03/16/52 (Call 09/16/51)	95	85,312
7.08%, 08/02/43 (Call 02/02/43)	90	96,047
7.08%, 08/02/53 (Call 02/02/53)	145	155,859

Schedule of Investments (unaudited) (continued)	iShares® Core 10+ Year USD Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Agriculture (continued)
Cargill Inc.
3.13%, 05/25/51 (Call 11/25/50)(a)	$110	$73,284
3.88%, 05/23/49 (Call 11/23/48)(a)	40	31,052
4.38%, 04/22/52 (Call 10/22/51)(a)	45	37,765
4.76%, 11/23/45(a)	55	49,233
Philip Morris International Inc.
3.88%, 08/21/42	89	69,589
4.13%, 03/04/43	95	76,503
4.25%, 11/10/44	160	129,871
4.38%, 11/15/41	92	77,398
4.50%, 03/20/42	105	89,827
4.88%, 11/15/43	90	80,052
6.38%, 05/16/38	130	139,416
Reynolds American Inc.
5.70%, 08/15/35 (Call 02/15/35)	100	98,033
5.85%, 08/15/45 (Call 02/15/45)	230	214,198
6.15%, 09/15/43	25	24,493
7.25%, 06/15/37	56	60,400
		3,514,791
Airlines — 0.0%
American Airlines Pass Through Trust, Series A,
Class A, 2.88%, 01/11/36	55	46,608
British Airways Pass Through Trust, Class A, 2.90%,
09/15/36(a)	114	97,538
United Airlines Pass Through Trust, 5.80%, 07/15/37	100	100,032
		244,178
Apparel — 0.1%
NIKE Inc.
3.25%, 03/27/40 (Call 09/27/39)	125	97,745
3.38%, 11/01/46 (Call 05/01/46)	70	51,367
3.38%, 03/27/50 (Call 09/27/49)	170	122,793
3.63%, 05/01/43 (Call 11/01/42)	90	71,474
3.88%, 11/01/45 (Call 05/01/45)	80	64,327
		407,706
Auto Manufacturers — 0.2%
Cummins Inc.
2.60%, 09/01/50 (Call 03/01/50)	40	24,087
4.88%, 10/01/43 (Call 04/01/43)	96	88,736
5.45%, 02/20/54 (Call 08/20/53)	105	102,822
Ford Motor Co.
4.75%, 01/15/43	215	173,776
5.29%, 12/08/46 (Call 06/08/46)(b)	150	130,344
7.40%, 11/01/46	45	49,065
General Motors Co.
5.00%, 04/01/35	85	79,145
5.15%, 04/01/38 (Call 10/01/37)	110	100,843
5.20%, 04/01/45	155	136,380
5.40%, 04/01/48 (Call 10/01/47)	100	89,021
5.95%, 04/01/49 (Call 10/01/48)(b)	100	96,393
6.25%, 10/02/43	143	142,406
6.60%, 04/01/36 (Call 10/01/35)	128	134,021
6.75%, 04/01/46 (Call 10/01/45)	65	68,216
		1,415,255
Auto Parts & Equipment — 0.1%
Aptiv PLC
3.10%, 12/01/51 (Call 06/01/51)	150	92,278
4.40%, 10/01/46 (Call 04/01/46)	25	19,547
5.40%, 03/15/49 (Call 09/15/48)(b)	65	57,783
Aptiv PLC/Aptiv Corp., 4.15%, 05/01/52 (Call 11/01/51)	115	86,232
BorgWarner Inc., 4.38%, 03/15/45 (Call 09/15/44)	61	49,124
Security	Par (000)	Value

Auto Parts & Equipment (continued)
Lear Corp.
3.55%, 01/15/52 (Call 07/15/51)	$15	$10,279
5.25%, 05/15/49 (Call 11/15/48)	70	62,704
		377,947
Banks — 3.6%
Bank of America Corp.
2.68%, 06/19/41 (Call 06/19/40),
(1-day SOFR + 1.930%)(c)	554	386,204
2.83%, 10/24/51 (Call 10/24/50),
(1-day SOFR + 1.880%)(c)	180	113,253
2.97%, 07/21/52 (Call 07/21/51),
(1-day SOFR + 1.560%)(c)	255	166,382
3.31%, 04/22/42 (Call 04/22/41),
(1-day SOFR + 1.580%)(c)	230	174,071
3.95%, 01/23/49 (Call 01/23/48),
(3-mo. SOFR + 1.452%)(c)	115	91,262
4.08%, 04/23/40 (Call 04/23/39),
(3-mo. SOFR + 1.582%)(c)	188	159,168
4.08%, 03/20/51 (Call 03/20/50),
(3-mo. SOFR + 3.412%)(c)	610	486,739
4.24%, 04/24/38 (Call 04/24/37),
(3-mo. SOFR + 2.076%)(c)	151	133,035
4.33%, 03/15/50 (Call 03/15/49),
(3-mo. SOFR + 1.782%)(c)	311	260,117
4.44%, 01/20/48 (Call 01/20/47),
(3-mo. SOFR + 2.252%)(c)	265	227,075
5.00%, 01/21/44	250	237,240
5.88%, 02/07/42	200	209,835
6.11%, 01/29/37	295	307,124
7.75%, 05/14/38	175	208,624
Series L, 4.75%, 04/21/45	55	49,699
Series N, 3.48%, 03/13/52 (Call 03/13/51),
(1-day SOFR + 1.650%)(c)	165	118,568
Bank of America NA, 6.00%, 10/15/36	60	62,448
Barclays PLC
3.33%, 11/24/42 (Call 11/24/41),
(1-year CMT + 1.300%)(c)	200	144,542
4.95%, 01/10/47	215	194,102
5.25%, 08/17/45	145	138,568
BNP Paribas SA, 2.82%, 01/26/41(a)	115	78,224
Citigroup Inc.
2.90%, 11/03/42 (Call 11/03/41),
(1-day SOFR + 1.379%)(c)	175	122,782
3.88%, 01/24/39 (Call 01/24/38),
(3-mo. SOFR + 1.430%)(c)	115	96,211
4.28%, 04/24/48 (Call 04/24/47),
(3-mo. SOFR + 2.101%)(c)	130	108,471
4.65%, 07/30/45	122	107,885
4.65%, 07/23/48 (Call 06/23/48)	220	193,513
4.75%, 05/18/46	205	179,518
5.30%, 05/06/44	100	94,796
5.32%, 03/26/41 (Call 03/26/40),
(1-day SOFR + 4.548%)(c)	147	142,191
5.88%, 01/30/42	135	139,993
6.13%, 08/25/36	105	107,852
6.68%, 09/13/43	100	109,421
8.13%, 07/15/39	226	282,754
Commonwealth Bank of Australia
3.31%, 03/11/41(a)	200	145,514
3.74%, 09/12/39(a)	200	157,730
3.90%, 07/12/47(a)	210	168,695

Schedule of Investments (unaudited) (continued)	iShares® Core 10+ Year USD Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Cooperatieve Rabobank UA
5.25%, 05/24/41	$240	$239,320
5.25%, 08/04/45	250	238,987
5.75%, 12/01/43	25	24,927
Fifth Third Bancorp, 8.25%, 03/01/38	112	131,266
Goldman Sachs Group Inc. (The)
2.91%, 07/21/42 (Call 07/21/41),
(1-day SOFR + 1.472%)(c)	210	148,390
3.21%, 04/22/42 (Call 04/22/41),
(1-day SOFR + 1.513%)(c)	270	199,750
3.44%, 02/24/43 (Call 02/24/42),
(1-day SOFR + 1.632%)(c)	240	181,605
4.02%, 10/31/38 (Call 10/31/37),
(3-mo. SOFR + 1.635%)(c)	290	246,098
4.41%, 04/23/39 (Call 04/23/38),
(3-mo. SOFR + 1.692%)(c)	161	142,576
4.75%, 10/21/45 (Call 04/21/45)	235	212,471
4.80%, 07/08/44 (Call 01/08/44)	196	178,283
5.15%, 05/22/45	240	226,991
6.25%, 02/01/41	311	333,184
6.45%, 05/01/36	110	116,973
6.75%, 10/01/37	433	468,799
HSBC Holdings PLC
5.25%, 03/14/44	205	191,736
6.10%, 01/14/42	275	293,833
6.33%, 03/09/44 (Call 03/09/43),
(1-day SOFR + 2.650%)(c)	345	364,423
6.50%, 05/02/36	225	236,826
6.50%, 09/15/37	200	208,174
6.80%, 06/01/38	100	106,760
Intesa Sanpaolo SpA
4.95%, 06/01/42 (Call 06/01/41),
(1-year CMT + 2.750%)(a)(c)	85	63,846
7.78%, 06/20/54 (Call 06/20/53),
(1-year CMT + 3.900%)(a)(c)	95	101,459
7.80%, 11/28/53(a)	225	251,526
JPMorgan Chase & Co.
2.53%, 11/19/41 (Call 11/19/40),
(3-mo. SOFR + 1.510%)(c)	202	138,168
3.11%, 04/22/41 (Call 04/22/40),
(3-mo. SOFR + 2.460%)(c)	210	157,615
3.11%, 04/22/51 (Call 04/22/50),
(1-day SOFR + 2.440%)(c)	251	170,522
3.16%, 04/22/42 (Call 04/22/41),
(1-day SOFR + 1.460%)(c)	250	186,171
3.33%, 04/22/52 (Call 04/22/51),
(1-day SOFR + 1.580%)(c)	360	253,611
3.88%, 07/24/38 (Call 07/24/37),
(3-mo. SOFR + 1.622%)(c)	242	206,993
3.90%, 01/23/49 (Call 01/23/48),
(3-mo. SOFR + 1.482%)(c)	210	166,455
3.96%, 11/15/48 (Call 11/15/47),
(3-mo. SOFR + 1.642%)(c)	360	287,639
4.03%, 07/24/48 (Call 07/24/47),
(3-mo. SOFR + 1.722%)(c)	185	150,030
4.26%, 02/22/48 (Call 02/22/47),
(3-mo. SOFR + 1.842%)(c)	150	126,449
4.85%, 02/01/44	90	84,124
4.95%, 06/01/45	215	200,866
5.40%, 01/06/42	140	140,016
5.50%, 10/15/40	176	177,747
Security	Par (000)	Value

Banks (continued)
5.60%, 07/15/41	$100	$102,284
5.63%, 08/16/43	130	132,748
6.40%, 05/15/38	263	291,259
Kreditanstalt fuer Wiederaufbau,0.00% 06/29/37(d)	300	161,704
Lloyds Banking Group PLC
3.37%, 12/14/46 (Call 09/14/41),
(5-year CMT + 1.500%)(c)	30	20,831
4.34%, 01/09/48	200	156,726
5.30%, 12/01/45	200	183,611
Mitsubishi UFJ Financial Group Inc.
3.75%, 07/18/39	200	166,990
4.15%, 03/07/39	96	84,691
4.29%, 07/26/38	95	85,375
Morgan Stanley
2.80%, 01/25/52 (Call 01/25/51),
(1-day SOFR + 1.430%)(c)	240	150,822
3.22%, 04/22/42 (Call 04/22/41),
(1-day SOFR + 1.485%)(c)	220	164,030
3.97%, 07/22/38 (Call 07/22/37)(c)	240	202,503
4.30%, 01/27/45	250	214,393
4.38%, 01/22/47	270	232,158
4.46%, 04/22/39 (Call 04/22/38),
(3-mo. SOFR + 1.693%)(c)	122	109,175
5.60%, 03/24/51 (Call 03/24/50),
(1-day SOFR + 4.840%)(c)	211	213,394
6.38%, 07/24/42	212	235,205
Regions Financial Corp., 7.38%, 12/10/37	15	16,483
Societe Generale SA
3.63%, 03/01/41(a)	200	137,099
4.03%, 01/21/43 (Call 01/21/42),
(1-year CMT + 1.900%)(a)(c)	75	53,042
7.13%, 01/19/55 (Call 01/19/54),
(1-year CMT + 2.950%)(a)(c)	100	99,335
7.37%, 01/10/53(a)	70	71,907
Standard Chartered PLC, 5.70%, 03/26/44(a)	200	195,201
Sumitomo Mitsui Financial Group Inc.
2.93%, 09/17/41	75	54,742
3.05%, 01/14/42	100	74,381
6.18%, 07/13/43	120	130,893
UBS Group AG
3.18%, 02/11/43 (Call 02/11/42),
(1-year CMT + 1.100%)(a)(c)	200	143,652
4.88%, 05/15/45	235	214,098
Wachovia Corp., 5.50%, 08/01/35	165	162,379
Wells Fargo & Co.
3.07%, 04/30/41 (Call 04/30/40),
(1-day SOFR + 2.530%)(c)	410	301,030
3.90%, 05/01/45	200	160,112
4.40%, 06/14/46	200	163,077
4.61%, 04/25/53 (Call 04/25/52),
(1-day SOFR + 2.130%)(c)	355	302,927
4.65%, 11/04/44	230	197,379
4.75%, 12/07/46	205	176,472
4.90%, 11/17/45	233	205,418
5.01%, 04/04/51 (Call 04/04/50),
(3-mo. SOFR + 4.502%)(c)	500	455,751
5.38%, 02/07/35	140	139,738
5.38%, 11/02/43	211	199,922
5.61%, 01/15/44	255	247,586
5.95%, 12/01/86 (Call 12/15/36)	40	40,185
Wells Fargo Bank NA, 6.60%, 01/15/38	250	272,680

Schedule of Investments (unaudited) (continued)	iShares® Core 10+ Year USD Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Westpac Banking Corp.
2.96%, 11/16/40	$110	$76,579
3.13%, 11/18/41	105	73,729
4.42%, 07/24/39	115	100,858
		20,832,769
Beverages — 1.2%
Anheuser-Busch Companies LLC/Anheuser-Busch
InBev Worldwide Inc.
4.70%, 02/01/36 (Call 08/01/35)	578	545,963
4.90%, 02/01/46 (Call 08/01/45)	1,100	1,011,176
Anheuser-Busch InBev Finance Inc.
4.63%, 02/01/44	140	124,123
4.70%, 02/01/36 (Call 08/01/35)	100	94,006
4.90%, 02/01/46 (Call 08/01/45)	195	177,053
Anheuser-Busch InBev Worldwide Inc.
3.75%, 07/15/42(b)	25	20,250
4.35%, 06/01/40 (Call 12/01/39)	70	61,464
4.38%, 04/15/38 (Call 10/15/37)	185	166,985
4.44%, 10/06/48 (Call 04/06/48)	266	226,487
4.50%, 06/01/50 (Call 12/01/49)	50	44,128
4.60%, 04/15/48 (Call 10/15/47)	146	127,923
4.75%, 04/15/58 (Call 10/15/57)	95	83,474
4.95%, 01/15/42	235	219,969
5.45%, 01/23/39 (Call 07/23/38)	245	245,597
5.55%, 01/23/49 (Call 07/23/48)	370	370,363
5.80%, 01/23/59 (Call 07/23/58)	205	212,470
5.88%, 06/15/35	60	62,619
8.00%, 11/15/39	5	6,251
8.20%, 01/15/39	135	170,886
Brown-Forman Corp.
4.00%, 04/15/38 (Call 10/15/37)	65	56,684
4.50%, 07/15/45 (Call 01/15/45)	47	41,335
Coca-Cola Co. (The)
2.50%, 06/01/40	111	77,926
2.50%, 03/15/51	155	93,484
2.60%, 06/01/50	175	108,394
2.75%, 06/01/60	115	69,076
2.88%, 05/05/41	120	88,243
3.00%, 03/05/51	200	134,621
4.20%, 03/25/50	70	59,570
5.30%, 05/13/54 (Call 11/13/53)	100	98,694
5.40%, 05/13/64 (Call 11/13/63)	100	98,515
Constellation Brands Inc.
3.75%, 05/01/50 (Call 11/01/49)	85	62,454
4.10%, 02/15/48 (Call 08/15/47)	60	47,076
4.50%, 05/09/47 (Call 11/09/46)	50	41,634
5.25%, 11/15/48 (Call 05/15/48)	60	55,760
Diageo Capital PLC
3.88%, 04/29/43 (Call 10/29/42)	60	49,267
5.88%, 09/30/36	60	63,130
Diageo Investment Corp.
4.25%, 05/11/42	47	40,929
7.45%, 04/15/35	75	87,173
Fomento Economico Mexicano SAB de CV, 4.38%,
05/10/43	15	12,685
Heineken NV
4.00%, 10/01/42(a)	15	12,261
4.35%, 03/29/47 (Call 09/29/46)(a)	90	75,894
Keurig Dr Pepper Inc.
3.35%, 03/15/51 (Call 09/15/50)	55	37,371
3.80%, 05/01/50 (Call 11/01/49)	85	63,420
Security	Par (000)	Value

Beverages (continued)
4.42%, 12/15/46 (Call 06/15/46)	$60	$50,254
4.50%, 11/15/45 (Call 05/15/45)	55	46,752
4.50%, 04/15/52 (Call 10/15/51)	125	104,209
5.09%, 05/25/48 (Call 11/25/47)	50	45,865
Molson Coors Beverage Co.
4.20%, 07/15/46 (Call 01/15/46)	199	159,514
5.00%, 05/01/42	130	118,737
PepsiCo Inc.
2.63%, 10/21/41 (Call 04/21/41)	90	62,940
2.75%, 10/21/51 (Call 04/21/51)	140	88,578
2.88%, 10/15/49 (Call 04/15/49)	130	86,118
3.38%, 07/29/49 (Call 01/29/49)	77	55,764
3.45%, 10/06/46 (Call 04/06/46)	100	75,139
3.50%, 03/19/40 (Call 09/19/39)	30	24,201
3.60%, 08/13/42	15	11,870
3.63%, 03/19/50 (Call 09/19/49)	104	78,934
3.88%, 03/19/60 (Call 09/19/59)	70	54,427
4.00%, 03/05/42	95	81,060
4.00%, 05/02/47 (Call 11/02/46)	70	56,914
4.20%, 07/18/52 (Call 01/18/52)	80	66,615
4.25%, 10/22/44 (Call 04/22/44)	5	4,284
4.45%, 04/14/46 (Call 10/14/45)	135	119,162
4.65%, 02/15/53 (Call 08/15/52)	30	26,997
4.88%, 11/01/40	20	19,254
		6,984,371
Biotechnology — 0.9%
Amgen Inc.
2.77%, 09/01/53 (Call 03/01/53)	122	72,772
2.80%, 08/15/41 (Call 02/15/41)	140	98,505
3.00%, 01/15/52 (Call 07/15/51)	105	68,307
3.15%, 02/21/40 (Call 08/21/39)	190	141,920
3.38%, 02/21/50 (Call 08/21/49)	235	165,130
4.20%, 02/22/52 (Call 08/22/51)	120	95,129
4.40%, 05/01/45 (Call 11/01/44)	240	202,272
4.40%, 02/22/62 (Call 08/22/61)	135	106,956
4.56%, 06/15/48 (Call 12/15/47)	155	131,076
4.66%, 06/15/51 (Call 12/15/50)	360	307,866
4.88%, 03/01/53 (Call 09/01/52)	110	96,819
4.95%, 10/01/41	86	79,505
5.15%, 11/15/41 (Call 05/15/41)	81	76,047
5.60%, 03/02/43 (Call 09/02/42)	310	306,951
5.65%, 06/15/42 (Call 12/15/41)	55	54,600
5.65%, 03/02/53 (Call 09/02/52)	410	404,413
5.75%, 03/02/63 (Call 09/02/62)	300	294,945
6.38%, 06/01/37	62	65,999
6.40%, 02/01/39	55	58,845
Biogen Inc.
3.15%, 05/01/50 (Call 11/01/49)	165	106,707
3.25%, 02/15/51 (Call 08/15/50)	84	55,718
5.20%, 09/15/45 (Call 03/15/45)	125	114,279
CSL Finance PLC
4.63%, 04/27/42 (Call 10/27/41)(a)	25	22,259
4.75%, 04/27/52 (Call 10/27/51)(a)	145	127,226
4.95%, 04/27/62 (Call 10/27/61)(a)	50	43,749
5.42%, 04/03/54 (Call 10/03/53)(a)	75	72,330
Gilead Sciences Inc.
2.60%, 10/01/40 (Call 04/01/40)	35	23,973
2.80%, 10/01/50 (Call 04/01/50)	180	112,207
4.00%, 09/01/36 (Call 03/01/36)	90	78,684
4.15%, 03/01/47 (Call 09/01/46)	220	177,854
4.50%, 02/01/45 (Call 08/01/44)	205	176,205

Schedule of Investments (unaudited) (continued)	iShares® Core 10+ Year USD Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Biotechnology (continued)
4.60%, 09/01/35 (Call 03/01/35)	$125	$117,338
4.75%, 03/01/46 (Call 09/01/45)	200	177,416
4.80%, 04/01/44 (Call 10/01/43)	195	175,321
5.55%, 10/15/53 (Call 04/15/53)	115	114,084
5.65%, 12/01/41 (Call 06/01/41)	130	130,574
Regeneron Pharmaceuticals Inc., 2.80%, 09/15/50
(Call 03/15/50)	100	61,044
Royalty Pharma PLC
3.30%, 09/02/40 (Call 03/02/40)	100	72,404
3.35%, 09/02/51 (Call 03/02/51)	85	54,140
3.55%, 09/02/50 (Call 03/02/50)	105	70,323
		4,911,892
Building Materials — 0.3%
Carrier Global Corp.
3.38%, 04/05/40 (Call 10/05/39)	160	123,632
3.58%, 04/05/50 (Call 10/05/49)	250	181,923
6.20%, 03/15/54 (Call 09/15/53)	95	101,869
CRH America Finance Inc., 4.50%, 04/04/48
(Call 10/04/47)(a)	80	66,628
CRH America Inc., 5.13%, 05/18/45 (Call 11/18/44)(a)	125	113,955
Fortune Brands Innovations Inc., 4.50%, 03/25/52
(Call 09/25/51)	60	47,407
Johnson Controls International PLC
4.50%, 02/15/47 (Call 08/15/46)	75	62,838
4.63%, 07/02/44 (Call 01/02/44)	30	25,893
4.95%, 07/02/64 (Call 01/02/64)(e)	33	28,480
5.13%, 09/14/45 (Call 03/14/45)	45	41,040
6.00%, 01/15/36	50	52,105
Lafarge SA, 7.13%, 07/15/36	70	76,492
Martin Marietta Materials Inc.
3.20%, 07/15/51 (Call 01/15/51)	95	64,058
4.25%, 12/15/47 (Call 06/15/47)	80	65,165
Masco Corp.
3.13%, 02/15/51 (Call 08/15/50)	30	19,373
4.50%, 05/15/47 (Call 11/15/46)	62	51,156
Owens Corning
4.30%, 07/15/47 (Call 01/15/47)	87	70,798
4.40%, 01/30/48 (Call 07/30/47)	35	28,406
5.95%, 06/15/54 (Call 12/15/53)	25	25,216
7.00%, 12/01/36	20	22,160
Trane Technologies Financing Ltd.
4.50%, 03/21/49 (Call 09/21/48)	10	8,476
4.65%, 11/01/44 (Call 05/01/44)	15	13,276
Trane Technologies Global Holding Co. Ltd.
4.30%, 02/21/48 (Call 08/21/47)	55	45,340
5.75%, 06/15/43	85	86,128
Vulcan Materials Co.
4.50%, 06/15/47 (Call 12/15/46)	50	42,061
4.70%, 03/01/48 (Call 09/01/47)	85	73,792
		1,537,667
Chemicals — 0.9%
Air Products and Chemicals Inc.
2.70%, 05/15/40 (Call 11/15/39)	85	60,575
2.80%, 05/15/50 (Call 11/15/49)	110	70,314
Albemarle Corp.
5.45%, 12/01/44 (Call 06/01/44)	35	31,614
5.65%, 06/01/52 (Call 12/01/51)	60	54,686
Ashland Inc., 6.88%, 05/15/43 (Call 02/15/43)	35	35,721
Braskem America Finance Co., 7.13%, 07/22/41
(Call 01/22/41)(f)	200	177,386
Security	Par (000)	Value

Chemicals (continued)
CF Industries Inc.
4.95%, 06/01/43	$102	$89,777
5.38%, 03/15/44	70	64,497
Dow Chemical Co. (The)
3.60%, 11/15/50 (Call 05/15/50)	120	84,480
4.38%, 11/15/42 (Call 05/15/42)	77	64,308
4.63%, 10/01/44 (Call 04/01/44)	75	64,257
4.80%, 05/15/49 (Call 11/15/48)	120	102,598
5.25%, 11/15/41 (Call 05/15/41)	95	88,987
5.55%, 11/30/48 (Call 05/30/48)	95	90,858
5.60%, 02/15/54 (Call 08/15/53)	95	91,682
6.90%, 05/15/53 (Call 11/15/52)	120	134,703
9.40%, 05/15/39	53	70,231
DuPont de Nemours Inc.
5.32%, 11/15/38 (Call 05/15/38)	216	217,550
5.42%, 11/15/48 (Call 05/15/48)	235	236,888
Eastman Chemical Co.
4.65%, 10/15/44 (Call 04/15/44)	109	91,582
4.80%, 09/01/42 (Call 03/01/42)	60	52,142
Ecolab Inc.
2.13%, 08/15/50 (Call 02/15/50)	55	30,507
2.70%, 12/15/51 (Call 06/15/51)	115	71,250
2.75%, 08/18/55 (Call 02/18/55)	92	55,548
3.95%, 12/01/47 (Call 06/01/47)	50	40,424
FMC Corp.
4.50%, 10/01/49 (Call 04/01/49)	55	42,411
6.38%, 05/18/53 (Call 11/18/52)	65	64,842
ICL Group Ltd., 6.38%, 05/31/38 (Call 11/30/37)(a)(f)	90	82,038
International Flavors & Fragrances Inc.
3.27%, 11/15/40 (Call 05/15/40)(a)	100	70,848
3.47%, 12/01/50 (Call 06/01/50)(a)	100	65,406
4.38%, 06/01/47 (Call 12/01/46)	100	76,806
5.00%, 09/26/48 (Call 03/26/48)	85	72,228
Linde Inc./CT
2.00%, 08/10/50 (Call 02/10/50)	50	26,842
3.55%, 11/07/42 (Call 05/07/42)	65	51,560
Lubrizol Corp. (The), 6.50%, 10/01/34	40	44,505
LYB International Finance BV
4.88%, 03/15/44 (Call 09/15/43)	123	107,179
5.25%, 07/15/43	55	50,318
LYB International Finance III LLC
3.38%, 10/01/40 (Call 04/01/40)	90	66,257
3.63%, 04/01/51 (Call 10/01/50)	100	69,335
3.80%, 10/01/60 (Call 04/01/60)(b)	55	37,297
4.20%, 10/15/49 (Call 04/15/49)	110	84,287
4.20%, 05/01/50 (Call 11/01/49)	125	95,894
LyondellBasell Industries NV, 4.63%, 02/26/55
(Call 08/26/54)	86	69,632
Methanex Corp., 5.65%, 12/01/44 (Call 06/01/44)	40	34,886
Mosaic Co. (The)
4.88%, 11/15/41 (Call 05/15/41)	45	39,382
5.63%, 11/15/43 (Call 05/15/43)	50	47,487
Nutrien Ltd.
3.95%, 05/13/50 (Call 11/13/49)	30	22,563
4.13%, 03/15/35 (Call 09/15/34)	60	53,338
4.90%, 06/01/43 (Call 12/01/42)	65	57,774
5.00%, 04/01/49 (Call 10/01/48)	25	22,135
5.25%, 01/15/45 (Call 07/15/44)	50	46,095
5.63%, 12/01/40	91	88,074
5.80%, 03/27/53 (Call 09/27/52)	120	119,246
5.88%, 12/01/36	60	61,288

Schedule of Investments (unaudited) (continued)	iShares® Core 10+ Year USD Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals (continued)
6.13%, 01/15/41 (Call 07/15/40)	$25	$25,590
OCP SA, 5.13%, 06/23/51 (Call 12/23/50)(f)	200	147,775
Orbia Advance Corp. SAB de CV, 5.88%, 09/17/44(f)	200	182,396
RPM International Inc.
4.25%, 01/15/48 (Call 07/15/47)	40	32,931
5.25%, 06/01/45 (Call 12/01/44)	45	41,262
Sherwin-Williams Co. (The)
2.90%, 03/15/52 (Call 09/15/51)	80	50,008
3.30%, 05/15/50 (Call 11/15/49)	30	20,576
3.80%, 08/15/49 (Call 02/15/49)	80	60,195
4.00%, 12/15/42 (Call 06/15/42)	35	28,055
4.50%, 06/01/47 (Call 12/01/46)	120	101,755
4.55%, 08/01/45 (Call 02/01/45)	50	42,395
Sociedad Quimica y Minera de Chile SA, 3.50%,
09/10/51 (Call 03/10/51)(f)	200	131,266
Westlake Corp.
3.13%, 08/15/51 (Call 02/15/51)	80	50,598
4.38%, 11/15/47 (Call 05/15/47)	80	64,431
5.00%, 08/15/46 (Call 02/15/46)	101	89,171
		5,010,922
Coal — 0.0%
Teck Resources Ltd.
5.20%, 03/01/42 (Call 09/01/41)	45	40,120
5.40%, 02/01/43 (Call 08/01/42)	45	40,995
6.00%, 08/15/40 (Call 02/15/40)	75	74,318
6.13%, 10/01/35	65	66,083
6.25%, 07/15/41 (Call 01/15/41)	16	16,054
		237,570
Commercial Services — 0.8%
American University (The), Series 2019, 3.67%,
04/01/49	30	23,097
California Endowment (The), Series 2021, 2.50%,
04/01/51 (Call 10/01/50)	60	36,446
California Institute of Technology
3.65%, 09/01/2119 (Call 03/01/2119)	15	9,840
4.32%, 08/01/45	75	66,734
4.70%, 11/01/2111	80	67,502
Case Western Reserve University, 5.41%, 06/01/2122
(Call 12/01/2121)	30	28,364
DP World Ltd./United Arab Emirates
5.63%, 09/25/48(f)	200	188,308
6.85%, 07/02/37(a)	200	214,929
Duke University
Series 2020, 2.68%, 10/01/44	90	64,368
Series 2020, 2.76%, 10/01/50	50	32,817
Series 2020, 2.83%, 10/01/55	60	38,239
Emory University, Series 2020, 2.97%, 09/01/50
(Call 03/01/50)	45	30,030
ERAC USA Finance LLC
4.20%, 11/01/46 (Call 05/01/46)(a)	65	52,893
4.50%, 02/15/45 (Call 08/15/44)(a)	65	56,111
5.20%, 10/30/34 (Call 07/30/34)(a)	70	68,774
5.40%, 05/01/53 (Call 11/01/52)(a)	120	115,550
5.63%, 03/15/42(a)	25	24,921
7.00%, 10/15/37(a)	150	167,902
Ford Foundation (The)
Series 2020, 2.42%, 06/01/50 (Call 12/01/49)	60	36,109
Series 2020, 2.82%, 06/01/70 (Call 12/01/69)	60	34,667
George Washington University (The)
4.87%, 09/15/45	100	93,468
Security	Par (000)	Value

Commercial Services (continued)
Series 2014, 4.30%, 09/15/44	$75	$65,165
Series 2018, 4.13%, 09/15/48 (Call 03/15/48)	25	20,946
Georgetown University (The)
Series 20A, 2.94%, 04/01/50 (Call 10/01/49)	60	39,805
Series A, 5.22%, (Call 04/01/2118)	5	4,512
Series B, 4.32%, 04/01/49 (Call 10/01/48)	76	65,103
Global Payments Inc.
4.15%, 08/15/49 (Call 02/15/49)	90	67,738
5.95%, 08/15/52 (Call 02/15/52)	85	82,192
Howard University, 5.21%, 10/01/52 (Call 10/01/32)	15	13,676
ITR Concession Co. LLC, 5.18%, 07/15/35
(Call 01/15/35)(a)	15	12,889
Johns Hopkins University
Series 2013, 4.08%, 07/01/53	55	46,121
Series A, 2.81%, 01/01/60 (Call 07/01/59)	55	34,523
Leland Stanford Junior University (The)
2.41%, 06/01/50 (Call 12/01/49)	30	18,438
3.65%, 05/01/48 (Call 11/01/47)	105	83,990
Massachusetts Institute of Technology
3.07%, 04/01/52 (Call 10/01/51)	90	63,064
3.89%, 07/01/2116	25	18,199
3.96%, 07/01/38	35	31,463
4.68%,	30	26,060
5.60%,	30	31,021
Series F, 2.99%, 07/01/50 (Call 01/01/50)	80	55,424
Series G, 2.29%, 07/01/51 (Call 01/01/51)(b)	60	35,415
Moody's Corp.
2.75%, 08/19/41 (Call 02/19/41)	80	55,121
3.10%, 11/29/61 (Call 05/29/61)	45	27,522
3.25%, 05/20/50 (Call 11/20/49)	35	23,848
3.75%, 02/25/52 (Call 08/25/51)	60	44,840
4.88%, 12/17/48 (Call 06/17/48)	35	31,488
5.25%, 07/15/44	56	53,439
Northeastern University, Series 2020, 2.89%, 10/01/50	30	20,199
Northwestern University
4.64%, 12/01/44	100	93,405
Series 2017, 3.66%, 12/01/57 (Call 06/01/57)	50	37,817
Series 2020, 2.64%, 12/01/50 (Call 06/01/50)	50	32,532
PayPal Holdings Inc.
3.25%, 06/01/50 (Call 12/01/49)	100	67,980
5.05%, 06/01/52 (Call 12/01/51)	140	128,475
5.25%, 06/01/62 (Call 12/01/61)	50	45,725
5.50%, 06/01/54 (Call 12/01/53)	150	145,363
President and Fellows of Harvard College
2.52%, 10/15/50 (Call 04/15/50)	70	43,733
3.15%, 07/15/46 (Call 01/15/46)	50	36,666
3.30%, 07/15/56 (Call 01/15/56)	45	32,018
4.88%, 10/15/40	65	62,859
Quanta Services Inc., 3.05%, 10/01/41 (Call 04/01/41)	90	63,209
Rockefeller Foundation (The), Series 2020, 2.49%,
10/01/50 (Call 04/01/50)	105	64,337
S&P Global Inc.
2.30%, 08/15/60 (Call 02/15/60)	80	41,161
3.25%, 12/01/49 (Call 06/01/49)	81	56,909
3.70%, 03/01/52 (Call 09/01/51)	95	71,738
3.90%, 03/01/62 (Call 09/01/61)	40	29,746
Thomas Jefferson University, 3.85%, 11/01/57
(Call 05/01/57)	45	32,407
Trustees of Boston College, 3.13%, 07/01/52	25	17,419
Trustees of Boston University, Series CC, 4.06%,
10/01/48 (Call 04/01/48)	85	70,333

Schedule of Investments (unaudited) (continued)	iShares® Core 10+ Year USD Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services (continued)
Trustees of Princeton University (The)
5.70%, 03/01/39	$80	$85,178
Series 2020, 2.52%, 07/01/50 (Call 01/01/50)	105	67,445
Trustees of the University of Pennsylvania (The)
3.61%, 02/15/2119 (Call 08/15/2118)	15	9,981
4.67%, 09/01/2112	15	12,964
Series 2020, 2.40%, 10/01/50 (Call 04/01/50)	55	32,674
University of Chicago (The)
4.00%, 10/01/53 (Call 04/01/53)	110	89,504
Series 20B, 2.76%, 04/01/45 (Call 10/01/44)	10	7,491
Series C, 2.55%, 04/01/50 (Call 10/01/49)(b)	20	13,053
University of Notre Dame du Lac
Series 2015, 3.44%, 02/15/45	90	71,344
Series 2017, 3.39%, 02/15/48 (Call 08/15/47)	71	54,459
University of Southern California
2.81%, 10/01/50 (Call 04/01/50)	50	32,581
3.03%, 10/01/39	160	126,186
5.25%, 10/01/2111	45	43,193
Series 2017, 3.84%, 10/01/47 (Call 04/01/47)	105	85,535
Series 21A, 2.95%, 10/01/51 (Call 04/01/51)	20	13,483
Verisk Analytics Inc.
3.63%, 05/15/50 (Call 11/15/49)	45	31,779
5.50%, 06/15/45 (Call 12/15/44)	30	28,869
Washington University (The)
3.52%, 04/15/54 (Call 10/15/53)	35	26,381
4.35%, (Call 10/15/2121)	5	3,931
William Marsh Rice University, 3.57%, 05/15/45	125	100,249
Yale University, Series 2020, 2.40%, 04/15/50
(Call 10/15/49)	108	66,433
		4,699,815
Computers — 0.9%
Apple Inc.
2.38%, 02/08/41 (Call 08/08/40)	190	130,719
2.40%, 08/20/50 (Call 02/20/50)	115	69,353
2.55%, 08/20/60 (Call 02/20/60)	230	137,566
2.65%, 05/11/50 (Call 11/11/49)	248	156,815
2.65%, 02/08/51 (Call 08/08/50)	350	219,976
2.70%, 08/05/51 (Call 02/05/51)	140	88,389
2.80%, 02/08/61 (Call 08/08/60)	220	133,737
2.85%, 08/05/61 (Call 02/05/61)	125	76,371
2.95%, 09/11/49 (Call 03/11/49)	195	131,902
3.45%, 02/09/45	275	213,633
3.75%, 09/12/47 (Call 03/12/47)	115	91,282
3.75%, 11/13/47 (Call 05/13/47)	115	91,362
3.85%, 05/04/43	300	251,159
3.85%, 08/04/46 (Call 02/04/46)	210	170,659
3.95%, 08/08/52 (Call 02/08/52)	230	185,294
4.10%, 08/08/62 (Call 02/08/62)	160	128,374
4.25%, 02/09/47 (Call 08/09/46)	80	70,262
4.38%, 05/13/45	200	177,652
4.45%, 05/06/44	80	73,519
4.50%, 02/23/36 (Call 08/23/35)	195	189,634
4.65%, 02/23/46 (Call 08/23/45)	395	364,248
4.85%, 05/10/53 (Call 11/10/52)	130	124,288
Crane NXT Co.
4.20%, 03/15/48 (Call 09/15/47)	45	33,318
6.55%, 11/15/36	22	22,280
Dell Inc., 6.50%, 04/15/38	35	37,035
Dell International LLC/EMC Corp.
3.38%, 12/15/41 (Call 06/15/41)	95	69,568
3.45%, 12/15/51 (Call 06/15/51)	115	78,197
Security	Par (000)	Value

Computers (continued)
8.10%, 07/15/36 (Call 01/15/36)	$139	$165,926
8.35%, 07/15/46 (Call 01/15/46)	55	70,396
Hewlett Packard Enterprise Co.
6.20%, 10/15/35 (Call 04/15/35)	88	92,904
6.35%, 10/15/45 (Call 04/15/45)	110	116,629
HP Inc., 6.00%, 09/15/41	125	127,802
IBM International Capital Pte Ltd.
5.25%, 02/05/44 (Call 08/05/43)	105	98,936
5.30%, 02/05/54 (Call 08/05/53)	200	186,588
International Business Machines Corp.
2.85%, 05/15/40 (Call 11/15/39)	100	71,162
2.95%, 05/15/50 (Call 11/15/49)	110	69,763
3.43%, 02/09/52 (Call 08/09/51)	105	72,188
4.00%, 06/20/42	175	142,024
4.15%, 05/15/39	150	128,174
4.25%, 05/15/49	155	125,161
4.70%, 02/19/46	100	88,593
4.90%, 07/27/52 (Call 01/27/52)	100	89,116
5.60%, 11/30/39	115	116,504
7.13%, 12/01/96	30	37,054
Kyndryl Holdings Inc., 4.10%, 10/15/41 (Call 04/15/41)	60	46,079
Seagate HDD Cayman, 5.75%, 12/01/34
(Call 06/01/34)	60	56,878
		5,418,469
Cosmetics & Personal Care — 0.2%
Colgate-Palmolive Co.
3.70%, 08/01/47 (Call 02/01/47)(b)	70	55,417
4.00%, 08/15/45	60	50,286
Estee Lauder Companies Inc. (The)
3.13%, 12/01/49 (Call 06/01/49)	80	53,284
4.15%, 03/15/47 (Call 09/15/46)	50	40,576
4.38%, 06/15/45 (Call 12/15/44)	50	42,488
5.15%, 05/15/53 (Call 11/15/52)	60	56,541
6.00%, 05/15/37	70	73,588
Haleon U.S. Capital LLC, 4.00%, 03/24/52
(Call 09/24/51)	120	95,046
Kenvue Inc.
5.05%, 03/22/53 (Call 09/22/52)	165	154,904
5.10%, 03/22/43 (Call 09/22/42)	95	91,678
5.20%, 03/22/63 (Call 09/22/62)	85	79,876
Procter & Gamble Co. (The)
3.50%, 10/25/47	65	50,581
3.55%, 03/25/40	50	41,433
3.60%, 03/25/50	75	58,840
5.55%, 03/05/37	95	99,509
Unilever Capital Corp., Series 30Y, 2.63%, 08/12/51
(Call 02/12/51)	90	56,794
		1,100,841
Distribution & Wholesale — 0.0%
WW Grainger Inc.
3.75%, 05/15/46 (Call 11/15/45)	40	31,067
4.20%, 05/15/47 (Call 11/15/46)	70	58,203
4.60%, 06/15/45 (Call 12/15/44)	100	89,428
		178,698
Diversified Financial Services — 0.7%
AerCap Ireland Capital DAC/AerCap Global Aviation
Trust, 3.85%, 10/29/41 (Call 04/29/41)	165	128,595
American Express Co., 4.05%, 12/03/42	122	102,523
Ares Finance Co. IV LLC, 3.65%, 02/01/52
(Call 08/01/51)(a)	5	3,435

Schedule of Investments (unaudited) (continued)	iShares® Core 10+ Year USD Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
Blackstone Holdings Finance Co. LLC
2.80%, 09/30/50 (Call 03/30/50)(a)	$55	$32,654
2.85%, 08/05/51 (Call 02/05/51)(a)	90	54,511
3.20%, 01/30/52 (Call 07/30/51)(a)	50	33,005
3.50%, 09/10/49 (Call 03/10/49)(a)	65	45,035
4.00%, 10/02/47 (Call 04/02/47)(a)(b)	60	45,592
4.45%, 07/15/45(a)(b)	45	37,172
5.00%, 06/15/44(a)	55	49,884
Blue Owl Finance LLC, 4.13%, 10/07/51
(Call 04/07/51)(a)	15	10,631
Brookfield Finance Inc.
3.50%, 03/30/51 (Call 09/30/50)	45	31,302
3.63%, 02/15/52 (Call 08/15/51)	60	41,787
4.70%, 09/20/47 (Call 03/20/47)	133	113,275
Brookfield Finance LLC/Brookfield Finance Inc., 3.45%,
04/15/50 (Call 10/15/49)	100	68,348
CI Financial Corp., 4.10%, 06/15/51 (Call 12/15/50)	115	73,279
CME Group Inc.
4.15%, 06/15/48 (Call 12/15/47)	10	8,409
5.30%, 09/15/43 (Call 03/15/43)	172	172,234
Franklin Resources Inc., 2.95%, 08/12/51
(Call 02/12/51)	25	15,597
Intercontinental Exchange Inc.
2.65%, 09/15/40 (Call 03/15/40)	145	101,190
3.00%, 06/15/50 (Call 12/15/49)	132	86,049
3.00%, 09/15/60 (Call 03/15/60)	130	78,321
4.25%, 09/21/48 (Call 03/21/48)	170	140,236
4.95%, 06/15/52 (Call 12/15/51)	175	160,269
5.20%, 06/15/62 (Call 12/15/61)	120	112,444
Invesco Finance PLC, 5.38%, 11/30/43	70	66,126
Jefferies Financial Group Inc.
6.25%, 01/15/36	119	120,636
6.50%, 01/20/43	25	25,968
KKR Group Finance Co. II LLC, 5.50%, 02/01/43
(Call 08/01/42)(a)(b)	75	71,382
Legg Mason Inc., 5.63%, 01/15/44	90	87,613
Mastercard Inc.
2.95%, 03/15/51 (Call 09/15/50)	75	49,853
3.65%, 06/01/49 (Call 12/01/48)	110	84,097
3.80%, 11/21/46 (Call 05/21/46)	65	51,713
3.85%, 03/26/50 (Call 09/26/49)	160	126,356
3.95%, 02/26/48 (Call 08/26/47)	50	40,669
Nasdaq Inc.
2.50%, 12/21/40 (Call 06/21/40)	145	94,982
3.25%, 04/28/50 (Call 10/28/49)	95	63,395
3.95%, 03/07/52 (Call 09/07/51)	80	59,648
5.95%, 08/15/53 (Call 02/15/53)	75	76,085
6.10%, 06/28/63 (Call 12/28/62)	25	25,643
Neuberger Berman Group LLC/Neuberger Berman
Finance Corp., 4.88%, 04/15/45 (Call 10/15/44)(a)	70	55,118
Raymond James Financial Inc.
3.75%, 04/01/51 (Call 10/01/50)	70	51,528
4.95%, 07/15/46	105	94,561
Visa Inc.
2.00%, 08/15/50 (Call 02/15/50)(b)	175	97,234
2.70%, 04/15/40 (Call 10/15/39)	117	84,842
3.65%, 09/15/47 (Call 03/15/47)	105	81,443
4.15%, 12/14/35 (Call 06/14/35)	120	111,584
4.30%, 12/14/45 (Call 06/14/45)	410	355,989
Voya Financial Inc.
4.80%, 06/15/46	45	38,134
Security	Par (000)	Value

Diversified Financial Services (continued)
5.70%, 07/15/43	$50	$48,233
Western Union Co. (The), 6.20%, 11/17/36	46	46,606
		3,855,215
Electric — 5.8%
Abu Dhabi National Energy Co. PJSC
4.00%, 10/03/49(f)	200	158,694
6.50%, 10/27/36(a)	100	110,312
Adani Transmission Step-One Ltd., 4.25%, 05/21/36(f)	151	122,020
AEP Texas Inc.
3.45%, 05/15/51 (Call 11/15/50)	70	45,950
3.80%, 10/01/47 (Call 04/01/47)	45	32,006
5.25%, 05/15/52 (Call 11/15/51)	60	53,925
Series G, 4.15%, 05/01/49 (Call 11/01/48)	15	11,286
Series H, 3.45%, 01/15/50 (Call 07/15/49)	30	19,966
AEP Transmission Co. LLC
3.15%, 09/15/49 (Call 03/15/49)	5	3,282
3.75%, 12/01/47 (Call 06/01/47)	52	38,825
3.80%, 06/15/49 (Call 12/15/48)	65	48,175
4.00%, 12/01/46 (Call 06/01/46)	15	11,905
4.25%, 09/15/48 (Call 03/15/48)	20	16,080
4.50%, 06/15/52 (Call 12/01/51)	35	29,148
5.40%, 03/15/53 (Call 09/15/52)	95	90,966
Series M, 3.65%, 04/01/50 (Call 10/01/49)	120	87,159
Series N, 2.75%, 08/15/51 (Call 02/15/51)(b)	50	30,005
Alabama Power Co.
3.00%, 03/15/52 (Call 09/15/51)	105	68,050
3.13%, 07/15/51 (Call 01/15/51)	55	36,455
3.45%, 10/01/49 (Call 04/01/49)	65	46,262
3.75%, 03/01/45 (Call 09/01/44)	105	81,107
4.15%, 08/15/44 (Call 02/15/44)	70	57,531
4.30%, 01/02/46 (Call 07/02/45)	30	25,047
6.00%, 03/01/39	35	36,145
Series A, 4.30%, 07/15/48 (Call 01/15/48)	62	50,833
Series B, 3.70%, 12/01/47 (Call 06/01/47)	90	67,970
Alfa Desarrollo SpA, 4.55%, 09/27/51 (Call 03/27/51)(f)	199	147,897
Ameren Illinois Co.
2.90%, 06/15/51 (Call 12/15/50)	40	25,114
3.25%, 03/15/50 (Call 09/15/49)	25	17,001
3.70%, 12/01/47 (Call 06/01/47)	65	49,220
4.15%, 03/15/46 (Call 09/15/45)	50	40,988
4.50%, 03/15/49 (Call 09/15/48)	25	21,475
5.90%, 12/01/52 (Call 06/01/52)	55	56,812
American Electric Power Co. Inc., 3.25%, 03/01/50
(Call 09/01/49)	55	36,096
American Transmission Systems Inc., 5.00%, 09/01/44
(Call 03/01/44)(a)	5	4,464
Appalachian Power Co.
4.40%, 05/15/44 (Call 11/15/43)	70	56,013
4.45%, 06/01/45 (Call 12/01/44)	25	20,053
7.00%, 04/01/38	51	55,601
Series Y, 4.50%, 03/01/49 (Call 09/01/48)	65	51,510
Series Z, 3.70%, 05/01/50 (Call 11/01/49)	85	58,625
Arizona Public Service Co.
3.35%, 05/15/50 (Call 11/15/49)	75	50,043
3.50%, 12/01/49 (Call 06/01/49)	55	37,212
3.75%, 05/15/46 (Call 11/15/45)	50	36,703
4.20%, 08/15/48 (Call 02/15/48)	40	31,017
4.25%, 03/01/49 (Call 09/01/48)	30	23,308
4.35%, 11/15/45 (Call 05/15/45)	30	24,378
4.50%, 04/01/42 (Call 10/01/41)	56	47,237
5.05%, 09/01/41 (Call 03/01/41)	30	27,324

Schedule of Investments (unaudited) (continued)	iShares® Core 10+ Year USD Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Avista Corp.
4.00%, 04/01/52 (Call 10/01/51)	$30	$22,381
4.35%, 06/01/48 (Call 12/01/47)	20	16,227
Baltimore Gas & Electric Co.
2.90%, 06/15/50 (Call 12/15/49)	25	15,583
3.20%, 09/15/49 (Call 03/15/49)	25	16,636
3.50%, 08/15/46 (Call 02/15/46)	25	18,283
3.75%, 08/15/47 (Call 02/15/47)	65	48,607
4.25%, 09/15/48 (Call 03/15/48)	10	8,090
4.55%, 06/01/52 (Call 12/01/51)	75	63,100
5.40%, 06/01/53 (Call 12/01/52)	65	62,298
6.35%, 10/01/36	60	63,538
Basin Electric Power Cooperative, 4.75%, 04/26/47
(Call 10/26/46)(a)	20	17,229
Berkshire Hathaway Energy Co.
2.85%, 05/15/51 (Call 11/15/50)	175	106,803
3.80%, 07/15/48 (Call 01/15/48)	115	84,451
4.25%, 10/15/50 (Call 04/15/50)	125	97,654
4.45%, 01/15/49 (Call 07/15/48)	143	117,004
4.50%, 02/01/45 (Call 08/01/44)	128	111,010
4.60%, 05/01/53 (Call 11/01/52)	125	103,425
5.15%, 11/15/43 (Call 05/15/43)	35	32,911
5.95%, 05/15/37	95	97,493
6.13%, 04/01/36	201	209,762
Black Hills Corp.
3.88%, 10/15/49 (Call 04/15/49)	20	14,135
4.20%, 09/15/46 (Call 03/15/46)	10	7,609
6.00%, 01/15/35 (Call 10/15/34)	25	25,021
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42 (Call 02/01/42)	65	49,887
3.60%, 03/01/52 (Call 09/01/51)	10	7,211
3.95%, 03/01/48 (Call 09/01/47)	30	23,468
4.50%, 04/01/44 (Call 10/01/43)	80	69,519
5.30%, 04/01/53 (Call 10/01/52)	50	48,273
Series AC, 4.25%, 02/01/49 (Call 08/01/48)	70	57,233
Series AD, 2.90%, 07/01/50 (Call 01/01/50)	15	9,556
Series AF, 3.35%, 04/01/51 (Call 10/01/50)	50	34,757
CenterPoint Energy Inc., 3.70%, 09/01/49
(Call 03/01/49)	55	39,175
Cleco Corporate Holdings LLC, 4.97%, 05/01/46
(Call 11/01/45)	5	4,095
Cleveland Electric Illuminating Co. (The), 5.95%,
12/15/36	43	42,874
CMS Energy Corp., 4.88%, 03/01/44 (Call 09/01/43)	45	40,590
Comision Federal de Electricidad, 4.68%, 02/09/51
(Call 08/09/50)(f)	200	141,034
Commonwealth Edison Co.
3.00%, 03/01/50 (Call 09/01/49)	80	51,263
3.65%, 06/15/46 (Call 12/15/45)	90	67,090
3.70%, 03/01/45 (Call 09/01/44)	30	22,960
4.00%, 03/01/48 (Call 09/01/47)	120	93,314
4.00%, 03/01/49 (Call 09/01/48)	70	54,023
4.35%, 11/15/45 (Call 05/15/45)	60	50,039
4.70%, 01/15/44 (Call 07/15/43)	50	44,447
5.30%, 02/01/53 (Call 08/01/52)	20	18,860
5.90%, 03/15/36	70	72,440
6.45%, 01/15/38	40	42,880
Series 123, 3.75%, 08/15/47 (Call 02/15/47)	95	71,568
Series 127, 3.20%, 11/15/49 (Call 05/15/49)	80	53,151
Series 131, 2.75%, 09/01/51 (Call 03/01/51)	65	38,915
Series 133, 3.85%, 03/15/52 (Call 09/15/51)	60	44,711
Security	Par (000)	Value

Electric (continued)
Connecticut Light & Power Co. (The)
4.00%, 04/01/48 (Call 10/01/47)	$105	$83,330
4.30%, 04/15/44 (Call 10/15/43)	50	42,230
5.25%, 01/15/53 (Call 07/15/52)	55	52,452
Series A, 4.15%, 06/01/45 (Call 12/01/44)	15	12,412
Consolidated Edison Co. of New York Inc.
3.20%, 12/01/51 (Call 06/01/51)	30	19,838
3.60%, 06/15/61 (Call 12/15/60)	75	51,575
3.70%, 11/15/59 (Call 05/15/59)	75	51,708
3.85%, 06/15/46 (Call 12/15/45)	95	73,087
3.95%, 03/01/43 (Call 09/01/42)	145	115,728
4.45%, 03/15/44 (Call 09/15/43)	125	106,793
4.50%, 12/01/45 (Call 06/01/45)	100	84,912
4.50%, 05/15/58 (Call 11/15/57)	90	73,256
4.63%, 12/01/54 (Call 06/01/54)	60	50,885
5.70%, 06/15/40	20	19,956
5.70%, 05/15/54 (Call 11/15/53)	50	49,689
5.90%, 11/15/53 (Call 05/15/53)	115	118,116
6.15%, 11/15/52 (Call 05/15/52)	90	95,478
Series 06-A, 5.85%, 03/15/36	85	87,019
Series 08-B, 6.75%, 04/01/38	35	38,761
Series 12-A, 4.20%, 03/15/42	65	54,048
Series 2017, 3.88%, 06/15/47 (Call 12/15/46)	80	61,842
Series 20B, 3.95%, 04/01/50 (Call 10/01/49)	50	38,987
Series A, 4.13%, 05/15/49 (Call 11/15/48)	130	102,229
Series C, 3.00%, 12/01/60 (Call 06/01/60)	25	14,759
Series C, 4.00%, 11/15/57 (Call 05/15/57)	60	44,727
Series C, 4.30%, 12/01/56 (Call 06/01/56)	65	51,348
Series E, 4.65%, 12/01/48 (Call 06/01/48)	95	80,949
Consorcio Transmantaro SA, 5.20%, 04/11/38
(Call 01/11/38)(f)	200	185,546
Constellation Energy Generation LLC
5.60%, 06/15/42 (Call 12/15/41)	80	76,962
5.75%, 10/01/41 (Call 04/01/41)	45	43,913
5.75%, 03/15/54 (Call 09/15/53)	75	72,731
6.25%, 10/01/39	103	106,533
6.50%, 10/01/53 (Call 04/01/53)	95	101,324
Consumers Energy Co.
2.50%, 05/01/60 (Call 11/01/59)	30	16,894
3.10%, 08/15/50 (Call 02/15/50)	96	67,381
3.25%, 08/15/46 (Call 02/15/46)	10	7,272
3.50%, 08/01/51 (Call 02/01/51)	85	63,623
3.75%, 02/15/50 (Call 08/15/49)	45	34,252
4.05%, 05/15/48 (Call 11/15/47)	90	72,727
4.20%, 09/01/52 (Call 03/01/52)	60	48,735
4.35%, 04/15/49 (Call 10/15/48)	60	50,901
Dayton Power & Light Co. (The), 3.95%, 06/15/49
(Call 12/15/48)	35	25,290
Dominion Energy Inc.
4.70%, 12/01/44 (Call 06/01/44)	25	21,204
4.85%, 08/15/52 (Call 02/15/52)	45	38,654
7.00%, 06/15/38	65	70,610
Series A, 4.60%, 03/15/49 (Call 09/15/48)	50	41,461
Series B, 3.30%, 04/15/41 (Call 10/15/40)	15	10,940
Series B, 5.95%, 06/15/35	95	96,250
Series C, 4.05%, 09/15/42 (Call 03/15/42)	50	39,316
Series C, 4.90%, 08/01/41 (Call 02/01/41)	75	66,371
Dominion Energy South Carolina Inc.
4.60%, 06/15/43 (Call 12/15/42)	65	56,656
5.10%, 06/01/65 (Call 12/01/64)	35	31,061
5.45%, 02/01/41 (Call 08/01/40)	35	34,059

Schedule of Investments (unaudited) (continued)	iShares® Core 10+ Year USD Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
6.05%, 01/15/38	$66	$68,177
6.25%, 10/15/53 (Call 04/15/53)	60	64,796
DTE Electric Co.
2.95%, 03/01/50 (Call 09/01/49)	55	35,623
3.70%, 03/15/45 (Call 09/15/44)	55	42,602
3.70%, 06/01/46 (Call 12/01/45)	5	3,803
3.75%, 08/15/47 (Call 02/15/47)	65	49,353
3.95%, 03/01/49 (Call 09/01/48)	85	67,290
4.30%, 07/01/44 (Call 01/01/44)	30	25,416
5.40%, 04/01/53 (Call 10/01/52)	75	73,277
Series A, 4.00%, 04/01/43 (Call 10/01/42)	25	20,342
Series A, 4.05%, 05/15/48 (Call 11/15/47)	55	43,875
Series B, 3.25%, 04/01/51 (Call 10/01/50)	70	47,409
Series B, 3.65%, 03/01/52 (Call 09/01/51)	60	43,904
Duke Energy Carolinas LLC
3.20%, 08/15/49 (Call 02/15/49)	95	63,700
3.45%, 04/15/51 (Call 10/15/50)	75	52,302
3.55%, 03/15/52 (Call 09/15/51)	35	24,623
3.70%, 12/01/47 (Call 06/01/47)	60	44,067
3.75%, 06/01/45 (Call 12/01/44)	75	56,669
3.88%, 03/15/46 (Call 09/15/45)	80	61,607
3.95%, 03/15/48 (Call 09/15/47)	78	60,059
4.00%, 09/30/42 (Call 03/30/42)	60	48,552
4.25%, 12/15/41 (Call 06/15/41)	70	58,693
5.30%, 02/15/40	65	63,298
5.35%, 01/15/53 (Call 07/15/52)	90	85,777
5.40%, 01/15/54 (Call 07/15/53)	118	113,371
6.00%, 01/15/38	60	62,215
6.05%, 04/15/38	40	41,574
6.10%, 06/01/37	15	15,515
Duke Energy Corp.
3.30%, 06/15/41 (Call 12/15/40)	100	72,829
3.50%, 06/15/51 (Call 12/15/50)	90	61,007
3.75%, 09/01/46 (Call 03/01/46)	100	73,579
3.95%, 08/15/47 (Call 02/15/47)	80	59,965
4.20%, 06/15/49 (Call 12/15/48)	40	30,945
4.80%, 12/15/45 (Call 06/15/45)	65	55,936
5.00%, 08/15/52 (Call 02/15/52)	140	122,363
6.10%, 09/15/53 (Call 03/15/53)	85	86,924
Duke Energy Florida LLC
3.00%, 12/15/51 (Call 06/15/51)	60	37,864
3.40%, 10/01/46 (Call 04/01/46)	50	35,440
3.85%, 11/15/42 (Call 05/15/42)	50	39,805
4.20%, 07/15/48 (Call 01/15/48)	30	24,112
5.65%, 04/01/40	30	29,808
5.95%, 11/15/52 (Call 05/15/52)	45	46,160
6.20%, 11/15/53 (Call 05/15/53)	100	106,630
6.35%, 09/15/37	90	95,376
6.40%, 06/15/38	95	101,194
Duke Energy Indiana LLC
2.75%, 04/01/50 (Call 10/01/49)	50	30,253
3.75%, 05/15/46 (Call 11/15/45)	40	30,480
5.40%, 04/01/53 (Call 10/01/52)	65	61,565
6.12%, 10/15/35	35	36,708
6.35%, 08/15/38	40	42,495
6.45%, 04/01/39	30	31,986
Series YYY, 3.25%, 10/01/49 (Call 04/01/49)	75	50,367
Duke Energy Ohio Inc.
4.30%, 02/01/49 (Call 08/01/48)	35	28,070
5.55%, 03/15/54 (Call 09/15/53)	15	14,527
5.65%, 04/01/53 (Call 10/01/52)	35	34,272
Security	Par (000)	Value

Electric (continued)
Duke Energy Progress LLC
2.50%, 08/15/50 (Call 02/15/50)	$95	$54,672
2.90%, 08/15/51 (Call 02/15/51)	50	31,047
3.60%, 09/15/47 (Call 03/15/47)	80	58,175
3.70%, 10/15/46 (Call 04/15/46)	75	55,957
4.00%, 04/01/52 (Call 10/01/51)	25	19,025
4.10%, 05/15/42 (Call 11/15/41)	65	53,173
4.10%, 03/15/43 (Call 09/15/42)	50	40,692
4.15%, 12/01/44 (Call 06/01/44)	65	52,465
4.20%, 08/15/45 (Call 02/15/45)	89	72,065
4.38%, 03/30/44 (Call 09/30/43)	55	45,936
5.35%, 03/15/53 (Call 09/15/52)	50	47,170
6.30%, 04/01/38	70	74,140
E.ON International Finance BV, 6.65%, 04/30/38(a)	55	58,532
El Paso Electric Co., 6.00%, 05/15/35	51	50,619
Electricite de France SA
4.75%, 10/13/35 (Call 04/13/35)(a)	100	90,834
4.88%, 09/21/38 (Call 03/21/38)(a)	100	89,199
4.88%, 01/22/44(a)	90	77,949
4.95%, 10/13/45 (Call 04/13/45)(a)	190	163,827
5.00%, 09/21/48 (Call 03/21/48)(a)	90	77,959
5.25%, 10/13/55 (Call 04/13/55)(a)	25	21,130
5.60%, 01/27/40(a)	130	127,099
6.00%, 01/22/2114(a)(b)	90	83,591
6.90%, 05/23/53 (Call 11/23/52)(a)	130	139,182
6.95%, 01/26/39(a)	345	375,868
Emera U.S. Finance LP, 4.75%, 06/15/46
(Call 12/15/45)	95	76,774
Enel Finance America LLC, 2.88%, 07/12/41
(Call 01/12/41)(a)	200	131,860
Enel Finance International NV
4.75%, 05/25/47(a)	85	72,068
5.50%, 06/15/52 (Call 12/15/51)(a)	195	177,776
6.00%, 10/07/39(a)	30	30,050
6.80%, 09/15/37(a)	100	106,720
7.75%, 10/14/52 (Call 04/14/52)(a)	75	88,605
Entergy Arkansas LLC
2.65%, 06/15/51 (Call 12/15/50)	55	31,943
3.35%, 06/15/52 (Call 12/15/51)	45	30,261
4.20%, 04/01/49 (Call 10/01/48)	70	55,943
5.75%, 06/01/54 (Call 12/01/53)	25	24,809
Entergy Corp., 3.75%, 06/15/50 (Call 12/15/49)	80	56,546
Entergy Louisiana LLC
2.90%, 03/15/51 (Call 09/15/50)	75	45,338
3.10%, 06/15/41 (Call 12/15/40)	50	36,031
4.20%, 09/01/48 (Call 03/01/48)	125	98,813
4.20%, 04/01/50 (Call 10/01/49)	80	62,896
4.75%, 09/15/52 (Call 03/15/52)	50	42,903
4.95%, 01/15/45 (Call 01/15/25)	110	96,690
5.70%, 03/15/54 (Call 09/15/53)	25	24,638
Entergy Mississippi LLC
3.85%, 06/01/49 (Call 12/01/48)	24	17,787
5.85%, 06/01/54 (Call 12/01/53)	25	24,901
Entergy Texas Inc.
3.55%, 09/30/49 (Call 03/30/49)	80	56,423
4.50%, 03/30/39 (Call 09/30/38)	35	30,666
5.00%, 09/15/52 (Call 03/15/52)	45	39,755
5.80%, 09/01/53 (Call 03/01/53)	50	49,757
Evergy Kansas Central Inc.
3.25%, 09/01/49 (Call 03/01/49)	25	16,520
3.45%, 04/15/50 (Call 10/15/49)	10	6,838

Schedule of Investments (unaudited) (continued)	iShares® Core 10+ Year USD Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
4.10%, 04/01/43 (Call 10/01/42)	$45	$36,376
4.13%, 03/01/42 (Call 09/01/41)	61	50,068
4.25%, 12/01/45 (Call 06/01/45)	55	44,690
5.70%, 03/15/53 (Call 09/15/52)	50	48,863
Evergy Metro Inc.
4.20%, 06/15/47 (Call 12/15/46)	45	35,940
4.20%, 03/15/48 (Call 09/15/47)	55	43,751
5.30%, 10/01/41 (Call 04/01/41)	50	47,221
Series 2019, 4.13%, 04/01/49 (Call 10/01/48)	55	42,730
Eversource Energy, 3.45%, 01/15/50 (Call 07/15/49)	90	61,429
Exelon Corp.
4.10%, 03/15/52 (Call 09/15/51)	85	65,345
4.45%, 04/15/46 (Call 10/15/45)	110	91,714
4.70%, 04/15/50 (Call 10/15/49)	100	85,239
4.95%, 06/15/35 (Call 12/15/34)	60	55,742
5.10%, 06/15/45 (Call 12/15/44)	90	82,012
5.60%, 03/15/53 (Call 09/15/52)	140	135,463
5.63%, 06/15/35	30	29,803
FirstEnergy Corp.
Series C, 3.40%, 03/01/50 (Call 09/01/49)	100	66,384
Series C, 5.10%, 07/15/47 (Call 01/15/47)	90	77,378
FirstEnergy Transmission LLC
4.55%, 04/01/49 (Call 10/01/48)(a)	70	57,259
5.45%, 07/15/44 (Call 01/15/44)(a)	45	42,391
Florida Power & Light Co.
2.88%, 12/04/51 (Call 06/04/51)	125	79,518
3.15%, 10/01/49 (Call 04/01/49)	30	20,353
3.70%, 12/01/47 (Call 06/01/47)	50	37,973
3.80%, 12/15/42 (Call 06/15/42)	80	64,140
3.95%, 03/01/48 (Call 09/01/47)	120	94,702
3.99%, 03/01/49 (Call 09/01/48)	30	23,685
4.05%, 06/01/42 (Call 12/01/41)	60	50,182
4.05%, 10/01/44 (Call 04/01/44)	85	69,776
4.13%, 02/01/42 (Call 08/01/41)	55	46,425
4.13%, 06/01/48 (Call 12/01/47)	55	44,428
4.95%, 06/01/35	30	29,153
5.25%, 02/01/41 (Call 08/01/40)	60	58,516
5.30%, 04/01/53 (Call 10/01/52)	100	96,524
5.60%, 06/15/54 (Call 12/15/53)	70	70,472
5.65%, 02/01/37	90	91,172
5.69%, 03/01/40	85	86,555
5.95%, 02/01/38	40	41,870
5.96%, 04/01/39	35	36,917
Georgia Power Co.
4.30%, 03/15/42	120	102,602
4.30%, 03/15/43	65	54,372
5.13%, 05/15/52 (Call 11/15/51)	70	64,950
Series 10-C, 4.75%, 09/01/40	80	71,947
Series A, 3.25%, 03/15/51 (Call 09/15/50)	55	37,181
Series B, 3.70%, 01/30/50 (Call 07/30/49)	85	62,959
Great River Energy
6.25%, 07/01/38(a)	88	89,579
7.23%, 07/01/38(a)	64	67,440
Iberdrola International BV, 6.75%, 07/15/36	50	55,715
Idaho Power Co.
5.50%, 03/15/53 (Call 09/15/52)	40	37,989
5.80%, 04/01/54 (Call 10/01/53)	40	39,368
Series K, 4.20%, 03/01/48 (Call 09/01/47)	5	3,908
Indiana Michigan Power Co.
4.25%, 08/15/48 (Call 02/15/48)	10	7,917
5.63%, 04/01/53 (Call 10/01/52)	90	88,020
Security	Par (000)	Value

Electric (continued)
Series K, 4.55%, 03/15/46 (Call 09/15/45)	$71	$59,549
Indianapolis Power & Light Co.
4.05%, 05/01/46 (Call 11/01/45)(a)	26	20,150
5.70%, 04/01/54 (Call 10/01/53)(a)	65	63,476
Infraestructura Energetica Nova SAPI de CV, 4.75%,
01/15/51 (Call 07/15/50)(f)	200	147,601
Interchile SA, 4.50%, 06/30/56 (Call 12/30/55)(f)	200	165,720
Interstate Power & Light Co.
3.10%, 11/30/51 (Call 05/30/51)	15	9,468
3.50%, 09/30/49 (Call 03/30/49)	30	20,748
6.25%, 07/15/39	20	20,653
ITC Holdings Corp., 5.30%, 07/01/43 (Call 01/01/43)	20	18,429
John Sevier Combined Cycle Generation LLC, 4.63%,
01/15/42	8	7,399
Kentucky Utilities Co.
3.30%, 06/01/50 (Call 12/01/49)	60	40,572
4.38%, 10/01/45 (Call 04/01/45)	90	75,143
5.13%, 11/01/40 (Call 05/01/40)	125	117,911
Louisville Gas & Electric Co., 4.25%, 04/01/49
(Call 10/01/48)	75	59,792
Massachusetts Electric Co.
4.00%, 08/15/46 (Call 02/15/46)(a)	5	3,797
5.87%, 02/26/54 (Call 08/26/53)(a)	55	54,302
5.90%, 11/15/39(a)	80	79,123
MidAmerican Energy Co.
2.70%, 08/01/52 (Call 02/01/52)	95	56,679
3.15%, 04/15/50 (Call 10/15/49)	80	53,232
3.65%, 08/01/48 (Call 02/01/48)	70	52,067
3.95%, 08/01/47 (Call 02/01/47)	85	66,338
4.25%, 05/01/46 (Call 11/01/45)	5	4,109
4.25%, 07/15/49 (Call 01/15/49)	110	90,141
4.40%, 10/15/44 (Call 04/15/44)	15	12,640
4.80%, 09/15/43 (Call 03/15/43)	25	22,430
5.30%, 02/01/55 (Call 08/01/54)	20	18,954
5.75%, 11/01/35	55	56,297
5.80%, 10/15/36	25	25,634
5.85%, 09/15/54 (Call 03/15/54)	30	30,733
Minejesa Capital BV, 5.63%, 08/10/37(f)	200	178,012
Mississippi Power Co.
Series 12-A, 4.25%, 03/15/42	60	49,573
Series B, 3.10%, 07/30/51 (Call 01/30/51)	50	31,678
Monongahela Power Co., 5.40%, 12/15/43
(Call 06/15/43)(a)	65	60,445
National Grid USA, 5.80%, 04/01/35	70	68,724
National Rural Utilities Cooperative Finance Corp.
4.30%, 03/15/49 (Call 09/15/48)	15	12,345
4.40%, 11/01/48 (Call 05/01/48)	20	16,526
Nevada Power Co.
6.00%, 03/15/54 (Call 09/15/53)	70	71,136
Series EE, 3.13%, 08/01/50 (Call 02/01/50)	20	12,759
Series R, 6.75%, 07/01/37	40	43,397
New England Power Co.
2.81%, 10/06/50 (Call 04/06/50)(a)	65	38,983
3.80%, 12/05/47 (Call 06/05/47)(a)	54	40,270
NextEra Energy Capital Holdings Inc.
3.00%, 01/15/52 (Call 07/15/51)	45	28,432
5.11%, 09/29/57 (Call 07/01/24)(a)	30	27,874
5.25%, 02/28/53 (Call 08/28/52)	135	125,418
5.55%, 03/15/54 (Call 09/15/53)	105	101,505
Niagara Mohawk Power Corp.
3.03%, 06/27/50 (Call 12/27/49)(a)	70	43,333

Schedule of Investments (unaudited) (continued)	iShares® Core 10+ Year USD Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
4.12%, 11/28/42(a)	$25	$19,807
4.28%, 10/01/34 (Call 04/01/34)(a)	35	30,872
5.66%, 01/17/54 (Call 07/17/53)(a)	85	81,561
5.78%, 09/16/52 (Call 03/16/52)(a)	60	58,688
Northern States Power Co./MN
2.60%, 06/01/51 (Call 12/01/50)	100	59,379
2.90%, 03/01/50 (Call 09/01/49)	45	28,819
3.20%, 04/01/52 (Call 10/01/51)	55	36,491
3.40%, 08/15/42 (Call 02/15/42)	66	50,036
3.60%, 05/15/46 (Call 11/15/45)	70	51,825
3.60%, 09/15/47 (Call 03/15/47)	65	47,802
4.00%, 08/15/45 (Call 02/15/45)	25	19,748
4.13%, 05/15/44 (Call 11/15/43)	55	44,838
4.50%, 06/01/52 (Call 12/01/51)	45	37,989
5.10%, 05/15/53 (Call 11/15/52)	115	106,396
5.35%, 11/01/39	40	39,010
5.40%, 03/15/54 (Call 09/15/53)	90	87,129
Northern States Power Co/WI, 5.65%, 06/15/54
(Call 12/15/53)	25	24,906
NorthWestern Corp., 4.18%, 11/15/44 (Call 05/15/44)	5	4,042
NSTAR Electric Co.
3.10%, 06/01/51 (Call 12/01/50)	45	29,468
4.40%, 03/01/44 (Call 09/01/43)	60	50,944
4.55%, 06/01/52 (Call 12/01/51)	65	54,598
4.95%, 09/15/52 (Call 03/15/52)	15	13,475
5.50%, 03/15/40	10	9,808
Oglethorpe Power Corp.
3.75%, 08/01/50 (Call 02/01/50)	5	3,565
4.50%, 04/01/47 (Call 10/01/46)	45	36,292
5.05%, 10/01/48 (Call 04/01/48)	45	39,293
5.38%, 11/01/40	75	70,010
5.95%, 11/01/39	47	46,086
6.20%, 12/01/53 (Call 06/01/53)	50	50,905
Ohio Edison Co., 6.88%, 07/15/36	45	49,531
Ohio Power Co.
4.00%, 06/01/49 (Call 12/01/48)	95	72,170
4.15%, 04/01/48 (Call 10/01/47)	70	54,323
Oklahoma Gas & Electric Co.
3.85%, 08/15/47 (Call 02/15/47)	15	11,340
4.15%, 04/01/47 (Call 10/01/46)	15	11,937
5.60%, 04/01/53 (Call 10/01/52)	35	34,193
Oncor Electric Delivery Co. LLC
2.70%, 11/15/51 (Call 05/15/51)	75	44,907
3.10%, 09/15/49 (Call 03/15/49)	90	59,904
3.70%, 05/15/50 (Call 11/15/49)	60	44,358
3.75%, 04/01/45 (Call 10/01/44)	90	69,965
3.80%, 09/30/47 (Call 03/30/47)	65	49,461
3.80%, 06/01/49 (Call 12/01/48)	65	49,412
4.10%, 11/15/48 (Call 05/15/48)	60	48,284
4.55%, 12/01/41 (Call 06/01/41)	50	44,393
4.60%, 06/01/52 (Call 12/01/51)	45	38,482
4.95%, 09/15/52 (Call 03/15/52)	60	54,465
5.30%, 06/01/42 (Call 12/01/41)	45	43,655
5.35%, 10/01/52 (Call 04/01/52)	15	14,354
7.50%, 09/01/38	35	41,454
Pacific Gas and Electric Co.
3.30%, 08/01/40 (Call 02/01/40)	145	103,658
3.50%, 08/01/50 (Call 02/01/50)	195	128,642
3.75%, 08/15/42 (Call 02/15/42)	45	32,825
3.95%, 12/01/47 (Call 06/01/47)	110	79,511
4.00%, 12/01/46 (Call 06/01/46)	20	14,592
Security	Par (000)	Value

Electric (continued)
4.20%, 06/01/41 (Call 12/01/40)	$75	$59,138
4.25%, 03/15/46 (Call 09/15/45)	15	11,373
4.30%, 03/15/45 (Call 09/15/44)	95	73,080
4.45%, 04/15/42 (Call 10/15/41)	40	32,144
4.50%, 07/01/40 (Call 01/01/40)	170	140,987
4.60%, 06/15/43 (Call 12/15/42)	25	20,398
4.75%, 02/15/44 (Call 08/15/43)	75	62,233
4.95%, 07/01/50 (Call 01/01/50)	360	300,146
5.25%, 03/01/52 (Call 09/01/51)	75	64,636
6.70%, 04/01/53 (Call 10/01/52)	95	100,089
6.75%, 01/15/53 (Call 07/15/52)	175	185,011
PacifiCorp
2.90%, 06/15/52 (Call 12/15/51)	55	31,972
3.30%, 03/15/51 (Call 09/15/50)	90	57,545
4.10%, 02/01/42 (Call 08/01/41)	60	46,845
4.13%, 01/15/49 (Call 07/15/48)	80	60,475
4.15%, 02/15/50 (Call 08/15/49)	95	72,069
5.35%, 12/01/53 (Call 06/01/53)	130	116,414
5.50%, 05/15/54 (Call 11/15/53)	115	105,299
5.75%, 04/01/37	90	88,960
5.80%, 01/15/55 (Call 07/15/54)	140	133,144
6.00%, 01/15/39	95	96,109
6.10%, 08/01/36	35	35,830
6.25%, 10/15/37	100	102,937
6.35%, 07/15/38	25	25,928
PECO Energy Co.
2.85%, 09/15/51 (Call 03/15/51)	20	12,417
3.00%, 09/15/49 (Call 03/15/49)	65	42,878
3.70%, 09/15/47 (Call 03/15/47)	75	56,894
3.90%, 03/01/48 (Call 09/01/47)	100	78,518
4.15%, 10/01/44 (Call 04/01/44)	50	41,360
4.38%, 08/15/52 (Call 02/15/52)	10	8,290
4.60%, 05/15/52 (Call 11/15/51)	40	34,541
5.95%, 10/01/36	45	47,140
Perusahaan Perseroan Persero PT Perusahaan
Listrik Negara
4.88%, 07/17/49(f)	200	164,407
5.25%, 10/24/42(f)	200	179,157
6.15%, 05/21/48(f)	200	196,576
PG&E Wildfire Recovery Funding LLC, Series A-5,
5.10%, 06/01/54	648	615,977
Potomac Electric Power Co.
4.15%, 03/15/43 (Call 09/15/42)	60	49,661
5.50%, 03/15/54 (Call 09/15/53)	55	54,079
6.50%, 11/15/37	45	49,156
PPL Electric Utilities Corp.
3.00%, 10/01/49 (Call 04/01/49)	25	16,580
3.95%, 06/01/47 (Call 12/01/46)	25	19,729
4.13%, 06/15/44 (Call 12/15/43)	40	33,288
4.15%, 10/01/45 (Call 04/01/45)	25	20,613
4.15%, 06/15/48 (Call 12/15/47)	25	20,318
4.75%, 07/15/43 (Call 01/15/43)	50	45,309
5.25%, 05/15/53 (Call 11/15/52)	110	104,967
6.25%, 05/15/39	10	10,658
Progress Energy Inc., 6.00%, 12/01/39	75	75,698
Public Service Co. of Colorado
3.60%, 09/15/42 (Call 03/15/42)	35	26,582
4.05%, 09/15/49 (Call 03/15/49)	45	34,352
4.10%, 06/15/48 (Call 12/15/47)	30	22,850
4.30%, 03/15/44 (Call 09/15/43)	60	48,650
4.50%, 06/01/52 (Call 12/01/51)	45	36,714

Schedule of Investments (unaudited) (continued)	iShares® Core 10+ Year USD Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
5.25%, 04/01/53 (Call 10/01/52)	$95	$87,177
5.75%, 05/15/54 (Call 11/15/53)	50	49,705
6.50%, 08/01/38	30	32,134
Series 17, 6.25%, 09/01/37	41	42,840
Series 34, 3.20%, 03/01/50 (Call 09/01/49)	35	23,112
Series 36, 2.70%, 01/15/51 (Call 07/15/50)	50	29,181
Public Service Co. of New Hampshire
3.60%, 07/01/49 (Call 01/01/49)	55	40,331
5.15%, 01/15/53 (Call 07/15/52)	35	32,644
Public Service Co. of Oklahoma, Series K, 3.15%,
08/15/51 (Call 02/15/51)	10	6,407
Public Service Electric & Gas Co.
2.05%, 08/01/50 (Call 02/01/50)	85	45,835
2.70%, 05/01/50 (Call 11/01/49)	25	15,576
3.00%, 03/01/51 (Call 09/01/50)	25	16,290
3.15%, 01/01/50 (Call 07/01/49)	65	44,136
3.20%, 08/01/49 (Call 02/01/49)	45	30,968
3.60%, 12/01/47 (Call 06/01/47)	60	44,702
3.80%, 03/01/46 (Call 09/01/45)	75	58,495
3.85%, 05/01/49 (Call 11/01/48)	40	30,921
3.95%, 05/01/42 (Call 11/01/41)	75	61,246
5.13%, 03/15/53 (Call 09/15/52)	75	70,562
5.45%, 08/01/53 (Call 02/01/53)	40	39,223
5.45%, 03/01/54 (Call 09/01/53)	85	83,495
5.50%, 03/01/40	15	14,955
5.80%, 05/01/37	30	30,905
Puget Sound Energy Inc.
2.89%, 09/15/51 (Call 03/15/51)	50	30,822
3.25%, 09/15/49 (Call 03/15/49)	65	42,964
4.22%, 06/15/48 (Call 12/15/47)	53	42,023
4.30%, 05/20/45 (Call 11/20/44)	30	24,560
5.45%, 06/01/53 (Call 12/01/52)	25	24,043
5.64%, 04/15/41 (Call 10/15/40)	46	45,420
5.76%, 10/01/39	35	34,783
5.80%, 03/15/40	20	20,034
6.27%, 03/15/37	80	84,260
San Diego Gas & Electric Co.
3.70%, 03/15/52 (Call 09/15/51)	25	18,049
4.15%, 05/15/48 (Call 11/15/47)	45	36,072
4.50%, 08/15/40	65	57,577
5.35%, 04/01/53 (Call 10/01/52)	90	85,041
5.55%, 04/15/54 (Call 10/15/53)	50	48,761
6.00%, 06/01/39	30	30,653
Series RRR, 3.75%, 06/01/47 (Call 12/01/46)	15	11,258
Series TTT, 4.10%, 06/15/49 (Call 12/15/48)	55	43,078
Series UUU, 3.32%, 04/15/50 (Call 10/15/49)	45	30,473
Series WWW, 2.95%, 08/15/51 (Call 02/15/51)	70	45,142
Saudi Electricity Global Sukuk Co. 2, 5.06%,
04/08/43(f)	200	188,855
Saudi Electricity Global Sukuk Co. 3, 5.50%,
04/08/44(f)	200	194,468
Sempra
3.80%, 02/01/38 (Call 08/01/37)	120	98,070
4.00%, 02/01/48 (Call 08/01/47)	105	79,881
6.00%, 10/15/39	100	101,059
Sierra Pacific Power Co., 5.90%, 03/15/54
(Call 09/15/53)(a)	65	65,015
Southern California Edison Co.
3.45%, 02/01/52 (Call 08/01/51)	55	37,465
3.65%, 02/01/50 (Call 08/01/49)	135	96,266
4.00%, 04/01/47 (Call 10/01/46)	220	168,793
Security	Par (000)	Value

Electric (continued)
4.05%, 03/15/42 (Call 09/15/41)	$71	$56,345
4.50%, 09/01/40 (Call 03/01/40)	75	64,502
4.65%, 10/01/43 (Call 04/01/43)	120	103,489
5.50%, 03/15/40	60	58,088
5.70%, 03/01/53 (Call 09/01/52)	65	63,501
5.75%, 04/15/54 (Call 10/15/53)	90	88,592
5.88%, 12/01/53 (Call 06/01/53)	90	89,925
6.05%, 03/15/39	60	61,105
Series 04-G, 5.75%, 04/01/35	5	5,055
Series 05-E, 5.35%, 07/15/35	60	58,746
Series 06-E, 5.55%, 01/15/37	30	29,509
Series 08-A, 5.95%, 02/01/38	86	87,012
Series 13-A, 3.90%, 03/15/43 (Call 09/15/42)	70	54,213
Series 20A, 2.95%, 02/01/51 (Call 08/01/50)	25	15,557
Series B, 4.88%, 03/01/49 (Call 09/01/48)	55	47,776
Series C, 3.60%, 02/01/45 (Call 08/01/44)	70	51,166
Series C, 4.13%, 03/01/48 (Call 09/01/47)	170	132,767
Series E, 5.45%, 06/01/52 (Call 12/01/51)	15	14,028
Series H, 3.65%, 06/01/51 (Call 12/01/50)	30	21,096
Southern Co. (The)
4.25%, 07/01/36 (Call 01/01/36)	60	53,269
4.40%, 07/01/46 (Call 01/01/46)	185	155,193
Southern Power Co.
5.15%, 09/15/41	60	55,488
5.25%, 07/15/43	40	36,635
Series F, 4.95%, 12/15/46 (Call 06/15/46)	55	47,864
Southwestern Electric Power Co.
3.25%, 11/01/51 (Call 05/01/51)	55	35,030
6.20%, 03/15/40	30	31,050
Series J, 3.90%, 04/01/45 (Call 10/01/44)	95	70,191
Series L, 3.85%, 02/01/48 (Call 08/01/47)	35	24,958
Southwestern Public Service Co.
3.40%, 08/15/46 (Call 02/15/46)	70	47,415
3.70%, 08/15/47 (Call 02/15/47)	35	24,642
3.75%, 06/15/49 (Call 12/15/48)	40	28,377
4.50%, 08/15/41 (Call 02/15/41)	70	58,345
Series 6, 4.40%, 11/15/48 (Call 05/15/48)	15	11,808
Series 8, 3.15%, 05/01/50 (Call 11/01/49)	95	60,264
State Grid Overseas Investment 2014 Ltd., 4.85%,
05/07/44(f)	200	191,798
Tampa Electric Co.
3.45%, 03/15/51 (Call 09/15/50)	34	23,142
3.63%, 06/15/50 (Call 12/15/49)	35	24,997
4.10%, 06/15/42 (Call 12/15/41)	35	28,669
4.30%, 06/15/48 (Call 12/15/47)	33	26,456
4.35%, 05/15/44 (Call 11/15/43)	29	23,938
4.45%, 06/15/49 (Call 12/15/48)	40	33,176
5.00%, 07/15/52 (Call 01/15/52)	30	26,699
Tierra Mojada Luxembourg II SARL, 5.75%, 12/01/40(f)	181	165,650
Toledo Edison Co. (The), 6.15%, 05/15/37	26	27,123
TransAlta Corp., 6.50%, 03/15/40(b)	35	34,484
Tri-State Generation & Transmission Association Inc.,
6.00%, 06/15/40(a)	20	18,496
Tucson Electric Power Co.
3.25%, 05/01/51 (Call 11/01/50)	30	19,651
4.00%, 06/15/50 (Call 12/15/49)	35	26,283
4.85%, 12/01/48 (Call 06/01/48)	15	13,014
5.50%, 04/15/53 (Call 10/15/52)	30	28,885
Union Electric Co.
2.63%, 03/15/51 (Call 09/15/50)	75	44,452
3.25%, 10/01/49 (Call 04/01/49)	45	30,366

Schedule of Investments (unaudited) (continued)	iShares® Core 10+ Year USD Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
3.65%, 04/15/45 (Call 10/15/44)	$75	$56,110
3.90%, 09/15/42 (Call 03/15/42)	50	40,289
3.90%, 04/01/52 (Call 10/01/51)	25	19,207
4.00%, 04/01/48 (Call 10/01/47)	75	58,015
5.25%, 01/15/54 (Call 07/15/53)	50	46,577
5.30%, 08/01/37	35	34,390
5.45%, 03/15/53 (Call 09/15/52)	75	72,030
8.45%, 03/15/39	26	32,990
Virginia Electric & Power Co.
2.45%, 12/15/50 (Call 06/15/50)	115	64,885
2.95%, 11/15/51 (Call 05/15/51)	80	50,090
3.30%, 12/01/49 (Call 06/01/49)	95	64,546
4.00%, 01/15/43 (Call 07/15/42)	70	56,120
4.45%, 02/15/44 (Call 08/15/43)	80	68,101
4.60%, 12/01/48 (Call 06/01/48)	25	21,161
5.35%, 01/15/54 (Call 07/15/53)	50	47,329
5.45%, 04/01/53 (Call 10/01/52)	100	95,879
5.70%, 08/15/53 (Call 02/15/53)	50	49,941
6.35%, 11/30/37	5	5,268
8.88%, 11/15/38	40	51,956
Series A, 6.00%, 05/15/37	50	51,244
Series B, 3.80%, 09/15/47 (Call 03/15/47)	84	62,933
Series B, 4.20%, 05/15/45 (Call 11/15/44)	70	57,006
Series B, 6.00%, 01/15/36	55	56,800
Series C, 4.00%, 11/15/46 (Call 05/15/46)	35	27,319
Series C, 4.63%, 05/15/52 (Call 11/15/51)	85	71,718
Series D, 4.65%, 08/15/43 (Call 02/15/43)	85	74,583
Wisconsin Electric Power Co.
4.30%, 10/15/48 (Call 04/15/48)	40	32,909
5.70%, 12/01/36	35	36,036
Wisconsin Power and Light Co., 6.38%, 08/15/37	50	52,131
Wisconsin Public Service Corp.
2.85%, 12/01/51 (Call 06/01/51)	40	24,729
3.30%, 09/01/49 (Call 03/01/49)	35	23,981
3.67%, 12/01/42	20	15,566
4.75%, 11/01/44 (Call 05/01/44)	65	58,271
Xcel Energy Inc.
3.50%, 12/01/49 (Call 06/01/49)	70	47,739
6.50%, 07/01/36	35	36,658
		33,518,558
Electrical Components & Equipment — 0.0%
Emerson Electric Co.
2.75%, 10/15/50 (Call 04/15/50)	85	53,582
2.80%, 12/21/51 (Call 06/21/51)	65	40,690
5.25%, 11/15/39	40	39,522
		133,794
Electronics — 0.1%
Fortive Corp., 4.30%, 06/15/46 (Call 12/15/45)	75	62,046
Honeywell International Inc.
2.80%, 06/01/50 (Call 12/01/49)	110	73,049
3.81%, 11/21/47 (Call 05/21/47)	85	66,458
5.00%, 03/01/35 (Call 12/01/34)	75	73,942
5.25%, 03/01/54 (Call 09/01/53)	75	72,677
5.35%, 03/01/64 (Call 09/01/63)	65	63,090
5.38%, 03/01/41	75	75,325
5.70%, 03/15/36	95	99,477
5.70%, 03/15/37	86	88,909
Tyco Electronics Group SA, 7.13%, 10/01/37	60	68,378
		743,351
Security	Par (000)	Value

Energy - Alternate Sources — 0.0%
Topaz Solar Farms LLC, 5.75%, 09/30/39(a)	$73	$71,069

Engineering & Construction — 0.1%
Aeropuerto Internacional de Tocumen SA, 4.00%,
08/11/41 (Call 08/11/40)(f)	200	148,029
Cellnex Finance Co. SA, 3.88%, 07/07/41
(Call 04/07/41)(a)	75	58,315
LBJ Infrastructure Group LLC, 3.80%, 12/31/57
(Call 06/30/57)(a)	5	3,283
Mexico City Airport Trust, 5.50%, 07/31/47
(Call 01/31/47)(f)	200	169,575
		379,202
Entertainment — 0.2%
Warnermedia Holdings Inc.
5.05%, 03/15/42 (Call 09/15/41)(b)	400	330,610
5.14%, 03/15/52 (Call 09/15/51)	560	441,898
5.39%, 03/15/62 (Call 09/15/61)	250	196,684
		969,192
Environmental Control — 0.1%
Republic Services Inc.
3.05%, 03/01/50 (Call 09/01/49)	40	26,690
5.70%, 05/15/41 (Call 11/15/40)	50	50,306
6.20%, 03/01/40	50	53,317
Waste Connections Inc.
2.95%, 01/15/52 (Call 07/15/51)	95	60,621
3.05%, 04/01/50 (Call 10/01/49)	85	55,921
Waste Management Inc.
2.50%, 11/15/50 (Call 05/15/50)	40	23,763
2.95%, 06/01/41 (Call 12/01/40)	70	50,678
4.10%, 03/01/45 (Call 09/01/44)	60	50,291
4.15%, 07/15/49 (Call 01/15/49)	80	65,695
		437,282
Food — 0.9%
Campbell Soup Co.
3.13%, 04/24/50 (Call 10/24/49)	50	32,246
4.80%, 03/15/48 (Call 09/15/47)	80	69,604
Conagra Brands Inc.
5.30%, 11/01/38 (Call 05/01/38)	128	119,535
5.40%, 11/01/48 (Call 05/01/48)	115	105,399
General Mills Inc.
3.00%, 02/01/51 (Call 08/01/50)	75	47,511
4.70%, 04/17/48 (Call 10/17/47)	55	48,274
5.40%, 06/15/40	55	53,619
Grupo Bimbo SAB de CV
4.00%, 09/06/49(f)	200	150,559
4.70%, 11/10/47(f)	200	168,878
Hershey Co. (The)
2.65%, 06/01/50 (Call 12/01/49)	60	37,315
3.13%, 11/15/49 (Call 05/15/49)	66	45,459
3.38%, 08/15/46 (Call 02/15/46)	5	3,678
Hormel Foods Corp., 3.05%, 06/03/51 (Call 12/03/50)	75	48,911
Indofood CBP Sukses Makmur Tbk PT, 4.75%,
06/09/51 (Call 12/09/50)(f)	200	161,853
Ingredion Inc., 3.90%, 06/01/50 (Call 12/01/49)	45	32,912
J.M. Smucker Co. (The)
2.75%, 09/15/41 (Call 03/15/41)	50	32,990
3.55%, 03/15/50 (Call 09/15/49)	10	6,837
4.25%, 03/15/35	114	101,368
4.38%, 03/15/45	36	30,009
6.50%, 11/15/43 (Call 05/15/43)	90	95,073

Schedule of Investments (unaudited) (continued)	iShares® Core 10+ Year USD Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food (continued)
6.50%, 11/15/53 (Call 05/15/53)	$125	$133,857
JBS USA Holding Lux SARL/ JBS USA Food Co./ JBS
Lux Co. SARL
4.38%, 02/02/52 (Call 08/02/51)	110	81,642
6.50%, 12/01/52 (Call 06/01/52)	110	110,259
7.25%, 11/15/53 (Call 05/15/53)(a)	140	152,922
Kellanova
4.50%, 04/01/46	85	71,597
5.75%, 05/16/54 (Call 11/16/53)	25	24,838
Koninklijke Ahold Delhaize NV, 5.70%, 10/01/40	57	56,449
Kraft Heinz Foods Co.
4.38%, 06/01/46 (Call 12/01/45)	325	266,647
4.63%, 10/01/39 (Call 04/01/39)	71	62,517
4.88%, 10/01/49 (Call 04/01/49)	150	131,074
5.00%, 07/15/35 (Call 01/15/35)	105	101,903
5.00%, 06/04/42	100	90,822
5.20%, 07/15/45 (Call 01/15/45)	190	175,317
5.50%, 06/01/50 (Call 12/01/49)	85	81,446
6.50%, 02/09/40	65	69,608
6.88%, 01/26/39	85	94,176
7.13%, 08/01/39(a)	75	84,858
Kroger Co. (The)
3.88%, 10/15/46 (Call 04/15/46)	30	22,452
3.95%, 01/15/50 (Call 07/15/49)	95	73,023
4.45%, 02/01/47 (Call 08/01/46)	135	111,888
4.65%, 01/15/48 (Call 07/15/47)	90	76,367
5.00%, 04/15/42 (Call 10/15/41)	15	13,855
5.15%, 08/01/43 (Call 02/01/43)	30	27,544
5.40%, 07/15/40 (Call 01/15/40)	15	14,563
5.40%, 01/15/49 (Call 07/15/48)	60	56,877
6.90%, 04/15/38	66	73,231
Mars Inc.
2.38%, 07/16/40 (Call 01/16/40)(a)	50	33,918
2.45%, 07/16/50 (Call 01/16/50)(a)(b)	20	11,660
3.88%, 04/01/39 (Call 10/01/38)(a)	110	92,682
3.95%, 04/01/44 (Call 10/01/43)(a)	50	40,664
3.95%, 04/01/49 (Call 10/01/48)(a)	115	90,553
4.13%, 04/01/54 (Call 10/01/53)(a)	53	42,456
4.20%, 04/01/59 (Call 10/01/58)(a)	65	51,719
McCormick & Co. Inc./MD, 4.20%, 08/15/47
(Call 02/15/47)	41	33,505
Mondelez International Inc., 2.63%, 09/04/50
(Call 03/04/50)	135	81,344
Nestle Holdings Inc.
2.63%, 09/14/51 (Call 03/14/51)(a)	20	12,179
3.90%, 09/24/38 (Call 03/24/38)(a)	300	258,189
4.00%, 09/24/48 (Call 03/24/48)(a)	20	16,166
4.70%, 01/15/53 (Call 07/15/52)(a)	150	135,021
Sysco Corp.
3.15%, 12/14/51 (Call 06/14/51)	100	65,496
3.30%, 02/15/50 (Call 08/15/49)	55	37,566
4.45%, 03/15/48 (Call 09/15/47)	65	53,741
4.50%, 04/01/46 (Call 10/01/45)	75	63,025
4.85%, 10/01/45 (Call 04/01/45)	43	37,915
5.38%, 09/21/35	5	4,986
6.60%, 04/01/40 (Call 10/01/39)	15	16,299
6.60%, 04/01/50 (Call 10/01/49)	134	149,317
Tesco PLC, 6.15%, 11/15/37(a)	25	24,915
Tyson Foods Inc.
4.55%, 06/02/47 (Call 12/02/46)	80	64,487
5.10%, 09/28/48 (Call 03/28/48)	155	135,189
Security	Par (000)	Value

Food (continued)
5.15%, 08/15/44 (Call 02/15/44)	$65	$57,407
		5,262,161
Forest Products & Paper — 0.1%
Celulosa Arauco y Constitucion SA
5.50%, 11/02/47 (Call 05/02/47)	40	34,637
5.50%, 04/30/49 (Call 10/30/48)(f)	200	172,247
International Paper Co.
4.35%, 08/15/48 (Call 02/15/48)	102	82,556
4.40%, 08/15/47 (Call 02/15/47)	99	80,354
4.80%, 06/15/44 (Call 12/15/43)	100	87,088
5.00%, 09/15/35 (Call 03/15/35)	40	37,862
6.00%, 11/15/41 (Call 05/15/41)	75	73,918
Suzano Austria GmbH, 7.00%, 03/16/47
(Call 09/16/46)(f)	200	203,636
		772,298
Gas — 0.4%
APA Infrastructure Ltd., 5.00%, 03/23/35
(Call 12/23/34)(a)	10	9,212
Atmos Energy Corp.
2.85%, 02/15/52 (Call 08/15/51)	95	58,942
3.38%, 09/15/49 (Call 03/15/49)	35	24,446
4.13%, 10/15/44 (Call 04/15/44)	40	33,227
4.13%, 03/15/49 (Call 09/15/48)	75	59,604
4.15%, 01/15/43 (Call 07/15/42)	50	42,019
4.30%, 10/01/48 (Call 04/01/48)	90	74,472
5.50%, 06/15/41 (Call 12/15/40)	45	44,954
5.75%, 10/15/52 (Call 04/15/52)	65	66,209
6.20%, 11/15/53 (Call 05/15/53)	50	54,044
Boston Gas Co.
4.49%, 02/15/42(a)	30	24,249
6.12%, 07/20/53 (Call 01/20/53)(a)(b)	55	54,478
Brooklyn Union Gas Co. (The)
4.27%, 03/15/48 (Call 09/15/47)(a)	98	73,650
4.49%, 03/04/49 (Call 09/04/48)(a)	45	34,479
4.50%, 03/10/46 (Call 09/10/45)(a)	50	39,357
CenterPoint Energy Resources Corp.
4.10%, 09/01/47 (Call 03/01/47)	61	48,305
5.85%, 01/15/41 (Call 07/15/40)	60	60,902
East Ohio Gas Co. (The), 3.00%, 06/15/50
(Call 12/15/49)(a)	45	27,420
KeySpan Gas East Corp.
3.59%, 01/18/52 (Call 07/18/51)(a)	60	39,147
5.82%, 04/01/41(a)	60	57,392
NiSource Inc.
3.95%, 03/30/48 (Call 09/30/47)	90	67,889
4.38%, 05/15/47 (Call 11/15/46)	105	85,552
4.80%, 02/15/44 (Call 08/15/43)	120	104,521
5.00%, 06/15/52 (Call 12/15/51)	60	53,302
5.25%, 02/15/43 (Call 08/15/42)	10	9,243
5.65%, 02/01/45 (Call 08/01/44)	70	67,502
5.95%, 06/15/41 (Call 12/15/40)	50	50,197
ONE Gas Inc.
4.50%, 11/01/48 (Call 05/01/48)	10	8,412
4.66%, 02/01/44 (Call 08/01/43)	105	92,296
Piedmont Natural Gas Co. Inc.
3.35%, 06/01/50 (Call 12/01/49)	60	39,041
3.64%, 11/01/46 (Call 05/01/46)	50	35,853
4.65%, 08/01/43 (Call 02/01/43)	10	8,583
5.05%, 05/15/52 (Call 11/15/51)	65	56,964

Schedule of Investments (unaudited) (continued)	iShares® Core 10+ Year USD Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Gas (continued)
Southern California Gas Co.
3.75%, 09/15/42 (Call 03/15/42)	$45	$34,903
5.13%, 11/15/40	20	18,802
5.60%, 04/01/54 (Call 10/01/53)	50	48,869
5.75%, 06/01/53 (Call 12/01/52)	65	64,361
6.35%, 11/15/52 (Call 05/15/52)	65	69,982
Series UU, 4.13%, 06/01/48 (Call 12/01/47)	65	50,860
Series VV, 4.30%, 01/15/49 (Call 07/15/48)	85	68,060
Series WW, 3.95%, 02/15/50 (Call 08/15/49)	45	33,921
Southern Co. Gas Capital Corp.
3.95%, 10/01/46 (Call 04/01/46)	65	48,865
4.40%, 06/01/43 (Call 12/01/42)	39	32,049
4.40%, 05/30/47 (Call 11/30/46)	60	48,623
5.88%, 03/15/41 (Call 09/15/40)	51	51,285
Southwest Gas Corp.
3.18%, 08/15/51 (Call 02/15/51)	30	18,802
3.80%, 09/29/46 (Call 03/29/46)	20	14,766
4.15%, 06/01/49 (Call 12/01/48)	40	30,237
Washington Gas Light Co.
3.65%, 09/15/49 (Call 03/15/49)	42	30,363
Series K, 3.80%, 09/15/46 (Call 03/15/46)	80	59,744
		2,330,355
Hand & Machine Tools — 0.0%
Snap-on Inc.
3.10%, 05/01/50 (Call 11/01/49)	65	44,449
4.10%, 03/01/48 (Call 09/01/47)	55	44,926
Stanley Black & Decker Inc.
2.75%, 11/15/50 (Call 05/15/50)	86	49,035
4.85%, 11/15/48 (Call 05/15/48)	50	42,595
5.20%, 09/01/40	55	51,603
		232,608
Health Care - Products — 0.5%
Abbott Laboratories
4.75%, 11/30/36 (Call 05/30/36)	209	201,535
4.75%, 04/15/43 (Call 10/15/42)	80	74,886
4.90%, 11/30/46 (Call 05/30/46)	360	338,312
5.30%, 05/27/40	55	55,569
6.00%, 04/01/39	15	16,218
6.15%, 11/30/37	103	111,712
Alcon Finance Corp.
3.80%, 09/23/49 (Call 03/23/49)(a)	50	37,348
5.75%, 12/06/52 (Call 06/06/52)(a)	10	10,070
Baxter International Inc.
3.13%, 12/01/51 (Call 06/01/51)	70	43,765
3.50%, 08/15/46 (Call 02/15/46)	60	41,914
Boston Scientific Corp.
4.55%, 03/01/39 (Call 09/01/38)	5	4,608
4.70%, 03/01/49 (Call 09/01/48)	79	70,052
6.50%, 11/15/35	27	29,671
7.38%, 01/15/40	45	52,674
Danaher Corp.
2.60%, 10/01/50 (Call 04/01/50)	130	78,667
2.80%, 12/10/51 (Call 06/10/51)	115	72,035
4.38%, 09/15/45 (Call 03/15/45)	70	61,044
DH Europe Finance II Sarl
3.25%, 11/15/39 (Call 05/15/39)	85	66,850
3.40%, 11/15/49 (Call 05/15/49)	97	69,834
GE HealthCare Technologies Inc., 6.38%, 11/22/52
(Call 05/22/52)	115	124,787
Security	Par (000)	Value

Health Care - Products (continued)
Koninklijke Philips NV
5.00%, 03/15/42	$45	$40,951
6.88%, 03/11/38	35	38,429
Medtronic Inc.
4.38%, 03/15/35	300	280,227
4.63%, 03/15/45	204	184,032
Revvity Inc., 3.63%, 03/15/51 (Call 09/15/50)	50	34,383
Solventum Corp.
5.90%, 04/30/54 (Call 10/30/53)(a)	140	134,308
6.00%, 05/15/64 (Call 11/15/63)(a)	90	85,905
STERIS Irish FinCo UnLtd Co., 3.75%, 03/15/51
(Call 09/15/50)	65	47,095
Stryker Corp.
2.90%, 06/15/50 (Call 12/15/49)	15	9,758
4.10%, 04/01/43 (Call 10/01/42)	65	53,699
4.38%, 05/15/44 (Call 11/15/43)	70	60,270
4.63%, 03/15/46 (Call 09/15/45)	120	105,580
Thermo Fisher Scientific Inc.
2.80%, 10/15/41 (Call 04/15/41)	135	96,009
4.10%, 08/15/47 (Call 02/15/47)	81	66,506
5.30%, 02/01/44 (Call 08/01/43)	40	39,127
5.40%, 08/10/43 (Call 02/10/43)	80	79,921
Zimmer Biomet Holdings Inc.
4.45%, 08/15/45 (Call 02/15/45)	50	42,288
5.75%, 11/30/39	25	24,868
		2,984,907
Health Care - Services — 2.1%
AdventHealth Obligated Group, Series E, 2.80%,
11/15/51 (Call 05/15/51)	30	19,199
Adventist Health System/West, 3.63%, 03/01/49
(Call 09/01/48)	45	32,174
Advocate Health & Hospitals Corp.
3.39%, 10/15/49 (Call 04/15/49)	62	44,965
4.27%, 08/15/48 (Call 02/15/48)	31	26,485
Series 2020, 3.01%, 06/15/50 (Call 12/15/49)	55	36,752
Aetna Inc.
3.88%, 08/15/47 (Call 02/15/47)	110	80,364
4.13%, 11/15/42 (Call 05/15/42)	60	47,511
4.50%, 05/15/42 (Call 11/15/41)	65	54,475
4.75%, 03/15/44 (Call 09/15/43)	40	33,988
6.63%, 06/15/36	106	112,976
6.75%, 12/15/37	45	48,591
AHS Hospital Corp.
5.02%, 07/01/45	35	33,279
Series 2021, 2.78%, 07/01/51 (Call 01/01/51)	55	34,465
Allina Health System
2.90%, 11/15/51 (Call 05/15/51)	5	3,214
Series 2019, 3.89%, 04/15/49 (Call 10/15/48)	45	34,940
Ascension Health
3.95%, 11/15/46	95	78,268
4.85%, 11/15/53	100	92,858
Series B, 3.11%, 11/15/39 (Call 05/15/39)	20	15,341
Banner Health
2.91%, 01/01/42 (Call 07/01/41)	40	28,711
2.91%, 01/01/51 (Call 07/01/50)	30	19,627
Series 2020, 3.18%, 01/01/50 (Call 07/01/49)	35	24,211
Baptist Health South Florida Obligated Group, Series
2021, 3.12%, 11/15/71 (Call 05/15/71)	5	2,894
Baptist Healthcare System Obligated Group, Series
20B, 3.54%, 08/15/50 (Call 02/15/50)	65	46,582

Schedule of Investments (unaudited) (continued)	iShares® Core 10+ Year USD Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
BayCare Health System Inc., Series 2020, 3.83%,
11/15/50 (Call 05/15/50)	$65	$51,002
Baylor Scott & White Holdings
3.97%, 11/15/46 (Call 05/15/46)	15	12,223
4.19%, 11/15/45 (Call 05/15/45)	70	59,834
Series 2021, 2.84%, 11/15/50 (Call 11/15/49)	100	64,816
Bon Secours Mercy Health Inc., Series 20-2, 3.21%,
06/01/50 (Call 12/01/49)	40	27,193
Catholic Health Services of Long Island Obligated
Group, Series 2020, 3.37%, 07/01/50
(Call 01/01/50)	10	6,726
Children’s Health System of Texas, 2.51%, 08/15/50
(Call 02/15/50)	55	33,085
Children's Hospital Corp. (The)
Series 2017, 4.12%, 01/01/47 (Call 07/01/46)	30	25,129
Series 2020, 2.59%, 02/01/50 (Call 08/01/49)	55	34,035
Children's Hospital Medical Center/Cincinnati OH,
4.27%, 05/15/44	65	56,013
Children's Hospital/DC, Series 2020, 2.93%, 07/15/50
(Call 01/15/50)	10	6,361
City of Hope
Series 2013, 5.62%, 11/15/43	25	24,477
Series 2018, 4.38%, 08/15/48 (Call 02/15/48)	60	48,528
Cleveland Clinic Foundation (The), 4.86%, 01/01/2114	47	40,972
CommonSpirit Health
3.82%, 10/01/49 (Call 04/01/49)	107	80,725
3.91%, 10/01/50 (Call 04/01/50)	75	56,531
4.19%, 10/01/49 (Call 04/01/49)	126	99,983
4.35%, 11/01/42	95	80,470
6.46%, 11/01/52 (Call 05/01/52)	15	16,440
Community Health Network Inc., Series 20-A, 3.10%,
05/01/50 (Call 11/01/49)	10	6,528
Corewell Health Obligated Group, Series 19A, 3.49%,
07/15/49 (Call 01/15/49)	40	29,309
Cottage Health Obligated Group, Series 2020, 3.30%,
11/01/49 (Call 05/01/49)	55	39,302
Dartmouth-Hitchcock Health, Series B, 4.18%, 08/01/48
(Call 02/01/48)	40	31,036
Dignity Health, 4.50%, 11/01/42(b)	35	30,406
Duke University Health System Inc., Series 2017,
3.92%, 06/01/47 (Call 12/01/46)	80	64,472
Elevance Health Inc.
3.13%, 05/15/50 (Call 11/15/49)	100	66,749
3.60%, 03/15/51 (Call 09/15/50)	95	68,121
3.70%, 09/15/49 (Call 03/15/49)	85	62,592
4.38%, 12/01/47 (Call 06/01/47)	148	123,237
4.55%, 03/01/48 (Call 09/01/47)	85	71,792
4.55%, 05/15/52 (Call 11/15/51)	95	79,459
4.63%, 05/15/42	95	83,921
4.65%, 01/15/43	120	106,095
4.65%, 08/15/44 (Call 02/15/44)	95	82,915
5.10%, 01/15/44	86	79,804
5.13%, 02/15/53 (Call 08/15/52)	130	119,383
5.65%, 06/15/54 (Call 12/15/53)	140	138,137
5.85%, 01/15/36	50	51,109
5.95%, 12/15/34	10	10,386
6.10%, 10/15/52 (Call 04/15/52)	90	94,054
6.38%, 06/15/37	85	90,307
Fred Hutchinson Cancer Center, 4.97%, 01/01/52
(Call 07/01/51)	5	4,691
Security	Par (000)	Value

Health Care - Services (continued)
Hackensack Meridian Health Inc.
4.21%, 07/01/48 (Call 01/01/48)	$65	$54,467
4.50%, 07/01/57 (Call 01/01/57)	40	34,153
Series 2020, 2.68%, 09/01/41 (Call 03/01/41)	15	10,387
Series 2020, 2.88%, 09/01/50 (Call 03/01/50)	63	40,816
Hartford HealthCare Corp., 3.45%, 07/01/54	20	14,242
HCA Inc.
3.50%, 07/15/51 (Call 01/15/51)	170	113,469
4.38%, 03/15/42 (Call 09/15/41)	25	20,495
4.63%, 03/15/52 (Call 09/15/51)	235	189,551
5.13%, 06/15/39 (Call 12/15/38)	115	106,614
5.25%, 06/15/49 (Call 12/15/48)	225	199,856
5.50%, 06/15/47 (Call 12/15/46)	175	162,127
5.90%, 06/01/53 (Call 12/01/52)	80	77,547
6.00%, 04/01/54 (Call 10/01/53)	170	166,792
6.10%, 04/01/64 (Call 10/01/63)	90	87,905
Health Care Service Corp. A Mutual Legal Reserve Co.,
3.20%, 06/01/50 (Call 12/01/49)(a)	115	73,991
Hoag Memorial Hospital Presbyterian, 3.80%, 07/15/52
(Call 01/15/52)(b)	20	15,554
Humana Inc.
3.95%, 08/15/49 (Call 02/15/49)	60	44,894
4.63%, 12/01/42 (Call 06/01/42)	56	47,299
4.80%, 03/15/47 (Call 09/15/46)	60	50,855
4.95%, 10/01/44 (Call 04/01/44)	75	65,566
5.50%, 03/15/53 (Call 09/15/52)	90	83,673
5.75%, 04/15/54 (Call 10/15/53)	45	43,323
IHC Health Services Inc., 4.13%, 05/15/48
(Call 11/15/47)	50	41,684
Indiana University Health Inc. Obligated Group
3.97%, 11/01/48 (Call 05/01/48)	50	40,297
Series 2021, 2.85%, 11/01/51 (Call 05/01/51)	35	22,742
Inova Health System Foundation, 4.07%, 05/15/52
(Call 11/15/51)(b)	25	20,500
Integris Baptist Medical Center Inc., Series A, 3.88%,
08/15/50 (Call 02/15/50)	60	44,118
Iowa Health System, Series 2020, 3.67%, 02/15/50
(Call 08/15/49)	40	29,902
Johns Hopkins Health System Corp. (The), 3.84%,
05/15/46	30	24,252
Kaiser Foundation Hospitals
4.15%, 05/01/47 (Call 11/01/46)	119	99,021
4.88%, 04/01/42	95	88,502
Series 2019, 3.27%, 11/01/49 (Call 05/01/49)	120	85,042
Series 2021, 2.81%, 06/01/41 (Call 12/01/40)	175	125,879
Series 2021, 3.00%, 06/01/51 (Call 12/01/50)	130	86,203
Laboratory Corp. of America Holdings, 4.70%, 02/01/45
(Call 08/01/44)	88	77,192
Mass General Brigham Inc.
Series 2015, 4.12%, 07/01/55(b)	40	31,910
Series 2017, 3.77%, 07/01/48 (Call 01/01/48)	40	31,116
Series 2020, 3.19%, 07/01/49 (Call 01/01/49)	35	24,228
Series 2020, 3.34%, 07/01/60 (Call 01/01/60)	50	33,024
Mayo Clinic
3.77%, 11/15/43	50	40,974
Series 2013, 4.00%, 11/15/47	35	28,715
Series 2016, 4.13%, 11/15/52	30	24,849
Series 2021, 3.20%, 11/15/61 (Call 05/15/61)	70	46,137
McLaren Health Care Corp., Series A, 4.39%, 05/15/48
(Call 11/15/47)	55	46,797
MedStar Health Inc., Series 20A, 3.63%, 08/15/49	40	29,752

Schedule of Investments (unaudited) (continued)	iShares® Core 10+ Year USD Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
Memorial Health Services, 3.45%, 11/01/49
(Call 05/01/49)	$40	$29,101
Memorial Sloan-Kettering Cancer Center
4.13%, 07/01/52	60	49,162
5.00%, 07/01/42	65	62,300
Series 2015, 4.20%, 07/01/55	5	4,115
Series 2020, 2.96%, 01/01/50 (Call 07/01/49)	65	43,370
Methodist Hospital (The), Series 20A, 2.71%, 12/01/50
(Call 06/01/50)	15	9,364
Montefiore Obligated Group
4.29%, 09/01/50	45	28,239
Series 18-C, 5.25%, 11/01/48 (Call 05/01/48)	45	33,157
Mount Nittany Medical Center Obligated Group, 3.80%,
11/15/52	15	11,414
Mount Sinai Hospital
Series 2017, 3.98%, 07/01/48	55	43,291
Series 2019, 3.74%, 07/01/49 (Call 01/01/49)	40	28,662
Series 2020, 3.39%, 07/01/50 (Call 07/01/49)	15	9,939
MultiCare Health System, 2.80%, 08/15/50
(Call 02/15/50)	25	14,813
MyMichigan Health, Series 2020, 3.41%, 06/01/50
(Call 12/01/49)	40	28,215
Nationwide Children's Hospital Inc., 4.56%, 11/01/52
(Call 05/01/52)	5	4,444
New York and Presbyterian Hospital (The)
2.26%, 08/01/40 (Call 02/01/40)	30	19,977
2.61%, 08/01/60 (Call 02/01/60)(b)	10	5,572
4.02%, 08/01/45	115	96,068
4.06%, 08/01/56	5	3,973
Series 2019, 3.95%, (Call 02/01/2119)	40	28,235
Northwell Healthcare Inc.
3.81%, 11/01/49 (Call 11/01/48)	55	40,511
3.98%, 11/01/46 (Call 11/01/45)	60	46,824
4.26%, 11/01/47 (Call 11/01/46)	80	64,194
Novant Health Inc.
2.64%, 11/01/36 (Call 08/01/36)	110	82,509
3.17%, 11/01/51 (Call 05/01/51)	85	56,630
NYU Langone Hospitals
4.37%, 07/01/47 (Call 01/01/47)	65	56,876
4.78%, 07/01/44	35	32,006
Series 2020, 3.38%, 07/01/55 (Call 01/01/55)	20	13,669
OhioHealth Corp., Series 2020, 3.04%, 11/15/50
(Call 05/15/50)	50	34,639
Orlando Health Obligated Group
3.33%, 10/01/50 (Call 04/01/50)	25	17,842
4.09%, 10/01/48 (Call 04/01/48)	45	36,512
PeaceHealth Obligated Group
Series 2018, 4.79%, 11/15/48 (Call 05/15/48)	55	47,765
Series 2020, 3.22%, 11/15/50 (Call 05/15/50)	35	22,749
Piedmont Healthcare Inc., 2.86%, 01/01/52
(Call 07/01/51)	60	37,591
Providence St. Joseph Health Obligated Group
Series 21A, 2.70%, 10/01/51 (Call 04/01/51)	100	58,512
Series A, 3.93%, 10/01/48 (Call 04/01/48)	55	42,043
Series I, 3.74%, 10/01/47	30	22,749
Quest Diagnostics Inc., 4.70%, 03/30/45
(Call 09/30/44)	40	35,396
Rady Children's Hospital-San Diego, Series 21A,
3.15%, 08/15/51 (Call 08/15/50)	40	27,485
Roche Holdings Inc.
2.61%, 12/13/51 (Call 06/13/51)(a)	200	121,710
Security	Par (000)	Value

Health Care - Services (continued)
4.00%, 11/28/44 (Call 05/28/44)(a)	$130	$108,025
7.00%, 03/01/39(a)	155	180,980
Seattle Children's Hospital, Series 2021, 2.72%,
10/01/50 (Call 10/01/49)	65	40,882
Sentara Healthcare, 2.93%, 11/01/51 (Call 05/01/51)	5	3,281
Sharp HealthCare, Series 20B, 2.68%, 08/01/50
(Call 08/01/49)	25	15,583
Stanford Health Care
3.03%, 08/15/51 (Call 02/15/51)	5	3,354
Series 2018, 3.80%, 11/15/48 (Call 05/15/48)	88	69,592
Sutter Health
5.55%, 08/15/53 (Call 02/15/53)	50	50,855
Series 2018, 4.09%, 08/15/48 (Call 02/15/48)	36	29,489
Series 20A, 3.16%, 08/15/40 (Call 02/15/40)	20	15,194
Series 20A, 3.36%, 08/15/50 (Call 02/15/50)	60	42,635
Texas Health Resources
2.33%, 11/15/50 (Call 05/15/50)	10	5,785
4.33%, 11/15/55	40	33,828
Toledo Hospital (The)
4.98%, 11/15/45 (Call 05/15/45)	20	14,342
5.75%, 11/15/38 (Call 11/15/28)	90	89,019
6.02%, 11/15/48	55	45,649
Trinity Health Corp.
4.13%, 12/01/45	55	46,343
Series 2019, 3.43%, 12/01/48	50	37,896
Series 2021, 2.63%, 12/01/40 (Call 06/01/40)	15	10,489
UnitedHealth Group Inc.
2.75%, 05/15/40 (Call 11/15/39)	70	50,228
2.90%, 05/15/50 (Call 11/15/49)	125	80,681
3.05%, 05/15/41 (Call 11/15/40)	170	125,560
3.13%, 05/15/60 (Call 11/15/59)	5	3,150
3.25%, 05/15/51 (Call 11/15/50)	185	126,587
3.50%, 08/15/39 (Call 02/15/39)	140	112,708
3.70%, 08/15/49 (Call 02/15/49)	145	108,956
3.75%, 10/15/47 (Call 04/15/47)	75	57,321
3.88%, 08/15/59 (Call 02/15/59)	155	114,782
3.95%, 10/15/42 (Call 04/15/42)	90	74,515
4.20%, 01/15/47 (Call 07/15/46)	105	86,780
4.25%, 03/15/43 (Call 09/15/42)	58	50,128
4.25%, 04/15/47 (Call 10/15/46)	85	71,123
4.25%, 06/15/48 (Call 12/15/47)	180	148,666
4.38%, 03/15/42 (Call 09/15/41)	85	74,474
4.45%, 12/15/48 (Call 06/15/48)	105	89,338
4.63%, 07/15/35	110	104,663
4.63%, 11/15/41 (Call 05/15/41)	85	76,981
4.75%, 07/15/45	207	188,435
4.75%, 05/15/52 (Call 11/15/51)	230	203,554
4.95%, 05/15/62 (Call 11/15/61)	120	106,696
5.05%, 04/15/53 (Call 10/15/52)	205	189,330
5.20%, 04/15/63 (Call 10/15/62)	195	180,726
5.38%, 04/15/54 (Call 10/15/53)	200	193,906
5.50%, 04/15/64 (Call 10/15/63)	130	125,984
5.80%, 03/15/36	90	93,735
5.88%, 02/15/53 (Call 08/15/52)	220	228,246
5.95%, 02/15/41 (Call 08/15/40)	50	52,347
6.05%, 02/15/63 (Call 08/15/62)	185	194,493
6.50%, 06/15/37	95	104,470
6.63%, 11/15/37	110	121,817
6.88%, 02/15/38	65	74,167
UPMC, 5.38%, 05/15/43 (Call 11/15/42)	20	19,826

Schedule of Investments (unaudited) (continued)	iShares® Core 10+ Year USD Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
West Virginia United Health System Obligated Group,
Series 2020, 3.13%, 06/01/50 (Call 12/01/49)	$30	$19,433
Willis-Knighton Medical Center
Series 2018, 4.81%, 09/01/48 (Call 03/01/48)	39	34,054
Series 2021, 3.07%, 03/01/51 (Call 09/01/50)(b)	50	32,156
Yale-New Haven Health Services Corp., Series 2020,
2.50%, 07/01/50 (Call 07/01/49)	50	29,635
		12,181,125
Holding Companies - Diversified — 0.3%
Gaci First Investment Co.
4.88%, 02/14/35 (Call 11/14/34)(f)	200	187,945
5.13%, 02/14/53 (Call 08/14/52)(f)	200	171,188
5.38%, 01/29/54 (Call 07/29/53)(f)	200	175,626
JAB Holdings BV, 3.75%, 05/28/51 (Call 11/28/50)(a)	35	22,250
MDGH GMTN RSC Ltd.
3.40%, 06/07/51 (Call 12/07/50)(f)	200	139,888
3.70%, 11/07/49 (Call 05/07/49)(f)	400	298,252
3.95%, 05/21/50 (Call 11/21/49)(f)	200	155,416
PTT Treasury Center Co. Ltd., 4.50%, 10/25/42(f)	200	171,110
Temasek Financial I Ltd.
2.50%, 10/06/70 (Call 04/06/70)(a)	250	148,905
5.38%, 11/23/39(a)	250	267,394
		1,737,974
Home Builders — 0.0%
MDC Holdings Inc.
3.97%, 08/06/61 (Call 02/06/61)	20	16,955
6.00%, 01/15/43 (Call 10/15/42)	55	55,175
PulteGroup Inc., 6.00%, 02/15/35	55	56,378
		128,508
Home Furnishings — 0.0%
Leggett & Platt Inc., 3.50%, 11/15/51 (Call 05/15/51)	60	38,571
Whirlpool Corp.
4.50%, 06/01/46 (Call 12/01/45)	61	47,993
4.60%, 05/15/50 (Call 11/15/49)(b)	55	43,067
		129,631
Household Products & Wares — 0.1%
Church & Dwight Co. Inc.
3.95%, 08/01/47 (Call 02/01/47)	90	70,707
5.00%, 06/15/52 (Call 12/15/51)	25	23,093
Kimberly-Clark Corp.
2.88%, 02/07/50 (Call 08/07/49)	10	6,674
3.20%, 07/30/46 (Call 01/30/46)	65	46,319
3.90%, 05/04/47 (Call 11/04/46)	65	51,476
5.30%, 03/01/41	30	29,515
6.63%, 08/01/37	100	113,240
SC Johnson & Son Inc.
4.75%, 10/15/46 (Call 04/16/46)(a)	40	34,349
4.80%, 09/01/40(a)	50	44,609
		419,982
Housewares — 0.0%
Newell Brands Inc.
6.88%, 04/01/36 (Call 10/01/35)	48	42,671
7.00%, 04/01/46 (Call 10/01/45)	75	61,710
		104,381
Insurance — 2.3%
Aflac Inc.
4.00%, 10/15/46 (Call 04/15/46)	15	11,799
4.75%, 01/15/49 (Call 07/15/48)	105	92,622
Security	Par (000)	Value

Insurance (continued)
AIA Group Ltd.
3.20%, 09/16/40 (Call 03/16/40)(a)	$205	$148,418
4.50%, 03/16/46 (Call 09/16/45)(a)	105	91,876
Alleghany Corp.
3.25%, 08/15/51 (Call 02/15/51)	50	33,548
4.90%, 09/15/44 (Call 03/15/44)	45	41,668
Allstate Corp. (The)
3.85%, 08/10/49 (Call 02/10/49)	60	45,222
4.20%, 12/15/46 (Call 06/15/46)	85	68,289
4.50%, 06/15/43	70	59,971
5.55%, 05/09/35	50	50,490
5.95%, 04/01/36	75	78,193
6.50%, 05/15/67 (Call 05/15/37),
(3-mo. LIBOR US + 2.120%)(c)	55	55,197
American Financial Group Inc./OH, 4.50%, 06/15/47
(Call 12/15/46)	50	40,752
American International Group Inc.
3.88%, 01/15/35 (Call 07/15/34)	5	4,424
4.38%, 06/30/50 (Call 12/30/49)	100	83,265
4.50%, 07/16/44 (Call 01/16/44)	100	87,536
4.75%, 04/01/48 (Call 10/01/47)	135	120,668
4.80%, 07/10/45 (Call 01/10/45)	80	72,464
6.25%, 05/01/36	25	26,290
AmFam Holdings Inc., 3.83%, 03/11/51
(Call 09/11/50)(a)	72	42,386
Aon Corp., 6.25%, 09/30/40	40	42,176
Aon Corp./Aon Global Holdings PLC
2.90%, 08/23/51 (Call 02/23/51)	75	45,866
3.90%, 02/28/52 (Call 08/28/51)	110	81,047
Aon Global Ltd.
4.60%, 06/14/44 (Call 03/14/44)	50	42,593
4.75%, 05/15/45 (Call 11/15/44)	64	55,568
Aon North America Inc., 5.75%, 03/01/54
(Call 09/01/53)	160	157,215
Arch Capital Finance LLC, 5.03%, 12/15/46
(Call 06/15/46)	50	45,097
Arch Capital Group Ltd., 3.64%, 06/30/50
(Call 12/30/49)	120	86,951
Arch Capital Group U.S. Inc., 5.14%, 11/01/43	70	64,389
Arthur J Gallagher & Co.
3.05%, 03/09/52 (Call 09/09/51)	90	55,296
3.50%, 05/20/51 (Call 11/20/50)	70	47,697
5.75%, 03/02/53 (Call 09/02/52)	107	103,495
5.75%, 07/15/54 (Call 01/15/54)	75	72,767
6.75%, 02/15/54 (Call 08/15/53)	35	38,543
Assured Guaranty Municipal Holdings Inc., 6.40%,
12/15/66 (Call 12/15/36),
(1mo. LIBOR US + 2.2150%)(a)(c)	20	17,724
Assured Guaranty U.S. Holdings Inc., 3.60%, 09/15/51
(Call 03/15/51)	60	41,338
Athene Holding Ltd.
3.45%, 05/15/52 (Call 11/15/51)	55	35,242
3.95%, 05/25/51 (Call 11/25/50)	80	57,141
6.25%, 04/01/54 (Call 10/01/53)	50	50,147
Berkshire Hathaway Finance Corp.
2.50%, 01/15/51 (Call 07/15/50)	95	57,359
2.85%, 10/15/50 (Call 04/15/50)	205	131,796
3.85%, 03/15/52 (Call 09/15/51)	350	269,261
4.20%, 08/15/48 (Call 02/15/48)	233	196,451
4.25%, 01/15/49 (Call 07/15/48)	151	128,911
4.30%, 05/15/43	70	61,985

Schedule of Investments (unaudited) (continued)	iShares® Core 10+ Year USD Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
4.40%, 05/15/42	$50	$45,836
5.75%, 01/15/40	58	62,111
Berkshire Hathaway Inc., 4.50%, 02/11/43(b)	160	149,434
Brighthouse Financial Inc.
3.85%, 12/22/51 (Call 06/22/51)	50	31,332
4.70%, 06/22/47 (Call 12/22/46)	119	92,365
Brown & Brown Inc., 4.95%, 03/17/52 (Call 09/17/51)	60	50,686
Chubb Corp. (The)
6.00%, 05/11/37	41	43,329
Series 1, 6.50%, 05/15/38	70	77,611
Chubb INA Holdings LLC
2.85%, 12/15/51 (Call 06/15/51)	65	42,250
3.05%, 12/15/61 (Call 06/15/61)	100	63,466
4.15%, 03/13/43	55	46,684
4.35%, 11/03/45 (Call 05/03/45)	185	159,421
6.70%, 05/15/36	30	33,581
Cincinnati Financial Corp., 6.13%, 11/01/34	55	57,102
Corebridge Financial Inc.
4.35%, 04/05/42 (Call 10/05/41)	65	53,698
4.40%, 04/05/52 (Call 10/05/51)	140	110,873
Empower Finance 2020 LP, 3.08%, 09/17/51
(Call 03/17/51)(a)	40	25,691
Equitable Holdings Inc., 5.00%, 04/20/48
(Call 10/20/47)	100	89,089
Everest Reinsurance Holdings Inc.
3.13%, 10/15/52 (Call 04/15/52)	115	71,343
3.50%, 10/15/50 (Call 04/15/50)	125	83,591
4.87%, 06/01/44	65	56,799
Fairfax Financial Holdings Ltd., 6.35%, 03/22/54
(Call 09/22/53)(a)	35	35,194
Farmers Exchange Capital III, 5.45%, 10/15/54
(Call 10/15/34), (3-mo. LIBOR US + 3.454%)(a)(c)	60	49,898
Farmers Insurance Exchange, 4.75%, 11/01/57
(Call 11/01/37), (3-mo. LIBOR US + 3.231%)(a)(c)	55	40,461
Fidelity National Financial Inc., 3.20%, 09/17/51
(Call 03/17/51)	40	24,747
Genworth Holdings Inc., 6.50%, 06/15/34	37	35,010
Great-West Lifeco Finance 2018 LP, 4.58%, 05/17/48
(Call 11/17/47)(a)	125	106,478
Great-West Lifeco Finance Delaware LP, 4.15%,
06/03/47 (Call 12/03/46)(a)	65	51,406
Guardian Life Insurance Co. of America (The)
3.70%, 01/22/70 (Call 07/22/69)(a)	35	22,401
4.85%, 01/24/77(a)	50	41,017
4.88%, 06/19/64(a)(b)	55	47,434
Hartford Financial Services Group Inc. (The)
2.90%, 09/15/51 (Call 03/15/51)	15	9,420
3.60%, 08/19/49 (Call 02/19/49)	55	39,867
4.30%, 04/15/43	40	33,612
4.40%, 03/15/48 (Call 09/15/47)	50	41,650
5.95%, 10/15/36	45	46,651
6.10%, 10/01/41	90	92,963
High Street Funding Trust II, 4.68%, 02/15/48
(Call 11/15/47)(a)	100	78,863
Hill City Funding Trust, 4.05%, 08/15/41
(Call 02/15/41)(a)	85	61,428
Jackson Financial Inc., 4.00%, 11/23/51
(Call 05/23/51)	65	44,070
Liberty Mutual Group Inc.
3.95%, 10/15/50 (Call 04/15/50)(a)	215	156,487
3.95%, 05/15/60 (Call 11/15/59)(a)	95	65,441
Security	Par (000)	Value

Insurance (continued)
4.30%, 02/01/61 (Call 02/01/26)(a)(b)	$90	$54,253
5.50%, 06/15/52 (Call 12/15/51)(a)	65	60,293
7.80%, 03/07/87(a)	50	52,610
Lincoln National Corp.
4.35%, 03/01/48 (Call 09/01/47)	55	41,809
4.38%, 06/15/50 (Call 12/15/49)	30	22,607
7.00%, 06/15/40	80	87,544
Loews Corp.
4.13%, 05/15/43 (Call 11/15/42)	90	74,925
6.00%, 02/01/35	10	10,507
Manulife Financial Corp., 5.38%, 03/04/46	95	91,310
Markel Group Inc.
3.45%, 05/07/52 (Call 11/07/51)	65	43,461
4.15%, 09/17/50 (Call 03/17/50)	36	27,490
4.30%, 11/01/47 (Call 05/01/47)	40	31,845
5.00%, 04/05/46	85	74,823
5.00%, 05/20/49 (Call 11/20/48)	60	53,033
6.00%, 05/16/54 (Call 11/16/53)	40	39,814
Marsh & McLennan Companies Inc.
2.90%, 12/15/51 (Call 06/15/51)	55	34,429
4.20%, 03/01/48 (Call 09/01/47)	85	69,193
4.35%, 01/30/47 (Call 07/30/46)	55	46,173
4.75%, 03/15/39 (Call 09/15/38)	75	69,545
4.90%, 03/15/49 (Call 09/15/48)	140	125,763
5.45%, 03/15/53 (Call 09/15/52)	70	67,794
5.45%, 03/15/54 (Call 09/15/53)	40	38,845
5.70%, 09/15/53 (Call 03/15/53)	120	120,659
6.25%, 11/01/52 (Call 05/01/52)	40	43,122
Massachusetts Mutual Life Insurance Co.
3.20%, 12/01/61(a)	30	17,891
3.38%, 04/15/50(a)	35	23,610
3.73%, 10/15/70(a)	76	49,855
4.90%, 04/01/77(a)	110	89,997
5.67%, 12/01/52 (Call 06/01/52)(a)	110	107,131
MBIA Inc., 5.70%, 12/01/34	30	26,772
MetLife Capital Trust IV, 7.88%, 12/15/67
(Call 12/15/32)(a)	30	32,035
MetLife Inc.
4.05%, 03/01/45	160	129,109
4.13%, 08/13/42	76	62,963
4.60%, 05/13/46 (Call 11/13/45)	110	96,206
4.72%, 12/15/44	85	75,652
4.88%, 11/13/43	106	96,482
5.00%, 07/15/52 (Call 01/15/52)	145	132,712
5.25%, 01/15/54 (Call 07/15/53)	125	119,298
5.70%, 06/15/35	100	102,181
5.88%, 02/06/41	50	51,136
6.40%, 12/15/66 (Call 12/15/31)	175	176,441
10.75%, 08/01/69 (Call 08/01/34)	31	41,101
Mutual of Omaha Insurance Co., 6.14%, 01/16/64
(Call 10/16/53), (10-year CMT + 2.950%)(a)(c)	30	29,175
Nationwide Financial Services Inc.
3.90%, 11/30/49 (Call 05/30/49)(a)	135	100,451
5.30%, 11/18/44(a)(b)	40	36,236
6.75%, 05/15/87	20	19,919
Nationwide Mutual Insurance Co.
4.35%, 04/30/50 (Call 10/30/49)(a)	135	102,437
9.38%, 08/15/39(a)	80	101,647
New York Life Insurance Co.
3.75%, 05/15/50 (Call 11/15/49)(a)	150	110,920
4.45%, 05/15/69 (Call 11/15/68)(a)	110	86,890

Schedule of Investments (unaudited) (continued)	iShares® Core 10+ Year USD Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
6.75%, 11/15/39(a)	$115	$127,470
Northwestern Mutual Life Insurance Co. (The)
3.45%, 03/30/51 (Call 09/30/50)(a)	145	100,207
3.63%, 09/30/59 (Call 03/30/59)(a)	155	105,657
3.85%, 09/30/47 (Call 03/30/47)(a)	125	95,014
6.06%, 03/30/40(a)	125	129,258
Old Republic International Corp., 3.85%, 06/11/51
(Call 12/11/50)	100	70,210
Pacific Life Insurance Co., 4.30%, 10/24/67
(Call 10/24/47), (3-mo. LIBOR US + 2.796%)(a)(c)	90	69,105
Pacific LifeCorp.
3.35%, 09/15/50 (Call 03/15/50)(a)(b)	55	37,706
5.13%, 01/30/43(a)	50	45,919
5.40%, 09/15/52 (Call 03/15/52)(a)	105	99,475
Penn Mutual Life Insurance Co. (The), 3.80%,
04/29/61(a)	55	35,242
Pine Street Trust II, 5.57%, 02/15/49 (Call 08/15/48)(a)	110	100,153
Principal Financial Group Inc.
4.30%, 11/15/46 (Call 05/15/46)	55	45,363
4.35%, 05/15/43	31	26,450
4.63%, 09/15/42	20	17,740
5.50%, 03/15/53 (Call 09/15/52)	10	9,555
6.05%, 10/15/36	35	36,418
Progressive Corp. (The)
3.70%, 03/15/52 (Call 09/15/51)	80	59,949
3.95%, 03/26/50 (Call 09/26/49)	50	39,483
4.13%, 04/15/47 (Call 10/15/46)	77	63,433
4.20%, 03/15/48 (Call 09/15/47)	80	66,552
4.35%, 04/25/44	45	38,797
Provident Financing Trust I, 7.41%, 03/15/38(b)	25	26,846
Prudential Financial Inc.
3.00%, 03/10/40 (Call 09/10/39)	90	66,442
3.70%, 03/13/51 (Call 09/13/50)	190	138,516
3.91%, 12/07/47 (Call 06/07/47)	80	61,596
3.94%, 12/07/49 (Call 06/07/49)	145	110,325
4.35%, 02/25/50 (Call 08/25/49)	105	85,853
4.42%, 03/27/48 (Call 09/27/47)	55	45,695
4.60%, 05/15/44	103	89,749
5.70%, 12/14/36	50	51,226
6.63%, 12/01/37	40	44,573
6.63%, 06/21/40	55	60,701
Securian Financial Group Inc., 4.80%, 04/15/48(a)	35	28,281
Selective Insurance Group Inc., 5.38%, 03/01/49
(Call 09/01/48)	50	45,944
Teachers Insurance & Annuity Association of America
3.30%, 05/15/50 (Call 11/15/49)(a)	170	114,327
4.27%, 05/15/47 (Call 11/15/46)(a)	240	192,877
4.90%, 09/15/44(a)	145	128,413
6.85%, 12/16/39(a)	145	160,951
Transatlantic Holdings Inc., 8.00%, 11/30/39	45	56,335
Travelers Companies Inc. (The)
2.55%, 04/27/50 (Call 10/27/49)	50	30,326
3.05%, 06/08/51 (Call 12/08/50)	50	33,388
3.75%, 05/15/46 (Call 11/15/45)	35	27,168
4.00%, 05/30/47 (Call 11/30/46)	95	76,612
4.05%, 03/07/48 (Call 09/07/47)	80	65,065
4.10%, 03/04/49 (Call 09/04/48)	75	61,413
4.30%, 08/25/45 (Call 02/25/45)	80	68,017
4.60%, 08/01/43	30	26,868
5.35%, 11/01/40	60	59,238
5.45%, 05/25/53 (Call 11/25/52)	90	90,196
Security	Par (000)	Value

Insurance (continued)
6.25%, 06/15/37	$100	$107,357
6.75%, 06/20/36	50	56,057
Unum Group
4.13%, 06/15/51 (Call 12/15/50)	5	3,663
4.50%, 12/15/49 (Call 06/15/49)	70	54,685
5.75%, 08/15/42	60	57,841
W R Berkley Corp.
3.15%, 09/30/61 (Call 03/30/61)	30	17,628
3.55%, 03/30/52 (Call 09/30/51)	25	17,012
4.00%, 05/12/50 (Call 11/12/49)	70	52,741
4.75%, 08/01/44	60	52,911
Western & Southern Life Insurance Co. (The)
3.75%, 04/28/61 (Call 10/28/60)(a)	75	48,594
5.15%, 01/15/49 (Call 07/15/48)(a)	30	26,244
Willis North America Inc.
3.88%, 09/15/49 (Call 03/15/49)	80	57,748
5.05%, 09/15/48 (Call 03/15/48)	40	35,195
5.90%, 03/05/54 (Call 09/05/53)	85	82,929
XL Group Ltd., 5.25%, 12/15/43	50	46,421
		13,395,140
Internet — 0.9%
Alibaba Group Holding Ltd.
2.70%, 02/09/41 (Call 08/09/40)	200	136,370
3.15%, 02/09/51 (Call 08/09/50)	230	148,505
3.25%, 02/09/61 (Call 08/09/60)	10	6,176
4.00%, 12/06/37 (Call 06/06/37)	55	47,030
4.20%, 12/06/47 (Call 06/06/47)	235	187,988
4.40%, 12/06/57 (Call 06/06/57)	60	47,861
4.50%, 11/28/34 (Call 05/28/34)	60	55,750
Alphabet Inc.
1.90%, 08/15/40 (Call 02/15/40)	230	149,806
2.05%, 08/15/50 (Call 02/15/50)	380	216,179
2.25%, 08/15/60 (Call 02/15/60)	85	47,191
Amazon.com Inc.
2.50%, 06/03/50 (Call 12/03/49)	250	151,741
2.70%, 06/03/60 (Call 12/03/59)	238	139,366
2.88%, 05/12/41 (Call 11/12/40)	170	125,510
3.10%, 05/12/51 (Call 11/12/50)	345	236,075
3.25%, 05/12/61 (Call 11/12/60)	200	132,638
3.88%, 08/22/37 (Call 02/22/37)	320	280,770
3.95%, 04/13/52 (Call 10/13/51)	290	232,489
4.05%, 08/22/47 (Call 02/22/47)	402	335,661
4.10%, 04/13/62 (Call 10/13/61)	150	120,038
4.25%, 08/22/57 (Call 02/22/57)	250	207,915
4.80%, 12/05/34 (Call 06/05/34)	75	74,101
4.95%, 12/05/44 (Call 06/05/44)	175	169,696
eBay Inc.
3.65%, 05/10/51 (Call 11/10/50)	70	49,886
4.00%, 07/15/42 (Call 01/15/42)	135	108,282
Meta Platforms Inc.
4.45%, 08/15/52 (Call 02/15/52)	305	260,372
4.65%, 08/15/62 (Call 02/15/62)	140	119,707
5.60%, 05/15/53 (Call 11/15/52)	280	283,739
5.75%, 05/15/63 (Call 11/15/62)	180	183,894
Prosus NV
3.83%, 02/08/51 (Call 08/08/50)(f)	200	126,183
4.03%, 08/03/50 (Call 02/03/50)(f)	200	131,095
Tencent Holdings Ltd.
3.24%, 06/03/50 (Call 12/03/49)(f)	200	132,468
3.29%, 06/03/60 (Call 12/03/59)(f)	200	125,139
3.84%, 04/22/51 (Call 10/22/50)(f)	200	147,782

Schedule of Investments (unaudited) (continued)	iShares® Core 10+ Year USD Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Internet (continued)
4.53%, 04/11/49 (Call 10/11/48)(f)	$200	$167,764
		5,085,167
Iron & Steel — 0.1%
ArcelorMittal SA
6.75%, 03/01/41	70	72,292
7.00%, 10/15/39	50	54,095
Cleveland-Cliffs Inc., 6.25%, 10/01/40	30	25,395
Nucor Corp.
2.98%, 12/15/55 (Call 06/15/55)	99	60,676
3.85%, 04/01/52 (Call 09/01/51)	55	41,701
6.40%, 12/01/37	100	107,973
Steel Dynamics Inc., 3.25%, 10/15/50 (Call 04/15/50)	45	29,383
U.S. Steel Corp., 6.65%, 06/01/37	35	34,653
Vale Overseas Ltd.
6.88%, 11/21/36	150	158,886
6.88%, 11/10/39	110	116,952
Vale SA, 5.63%, 09/11/42(b)	50	48,165
		750,171
Leisure Time — 0.0%
Brunswick Corp., 5.10%, 04/01/52 (Call 10/01/51)	40	31,002
Harley-Davidson Inc., 4.63%, 07/28/45 (Call 01/28/45)	30	24,497
		55,499
Machinery — 0.2%
ABB Finance USA Inc., 4.38%, 05/08/42	40	35,576
Caterpillar Inc.
3.25%, 09/19/49 (Call 03/19/49)	125	88,661
3.25%, 04/09/50 (Call 10/09/49)	135	96,503
3.80%, 08/15/42	170	138,460
4.30%, 05/15/44 (Call 11/15/43)	70	61,486
4.75%, 05/15/64 (Call 11/15/63)	60	53,682
5.20%, 05/27/41	76	74,234
6.05%, 08/15/36	85	92,483
Deere & Co.
2.88%, 09/07/49 (Call 03/07/49)	85	57,025
3.75%, 04/15/50 (Call 10/15/49)	115	91,098
3.90%, 06/09/42 (Call 12/09/41)	109	91,191
Dover Corp.
5.38%, 10/15/35	40	40,102
5.38%, 03/01/41 (Call 12/01/40)	45	43,887
Otis Worldwide Corp.
3.11%, 02/15/40 (Call 08/15/39)	120	89,258
3.36%, 02/15/50 (Call 08/15/49)	80	56,059
Rockwell Automation Inc.
2.80%, 08/15/61 (Call 02/15/61)	15	8,536
4.20%, 03/01/49 (Call 09/01/48)	80	66,392
Xylem Inc./New York, 4.38%, 11/01/46 (Call 05/01/46)	20	16,714
		1,201,347
Manufacturing — 0.3%
3M Co.
3.13%, 09/19/46 (Call 03/19/46)(b)	70	47,108
3.25%, 08/26/49 (Call 02/26/49)	115	78,404
3.63%, 10/15/47 (Call 04/15/47)	75	54,369
3.70%, 04/15/50 (Call 10/15/49)	50	36,408
3.88%, 06/15/44	25	19,344
4.00%, 09/14/48 (Call 03/14/48)(b)	100	79,475
5.70%, 03/15/37	67	69,194
Eaton Corp.
3.92%, 09/15/47 (Call 03/15/47)	15	11,933
4.15%, 11/02/42	100	85,374
4.70%, 08/23/52 (Call 02/23/52)	100	90,339
Security	Par (000)	Value

Manufacturing (continued)
Illinois Tool Works Inc.
3.90%, 09/01/42 (Call 03/01/42)	$155	$128,739
4.88%, 09/15/41 (Call 03/15/41)	51	48,206
Parker-Hannifin Corp.
4.00%, 06/14/49 (Call 12/14/48)	95	74,473
4.10%, 03/01/47 (Call 09/01/46)(a)	70	55,826
4.20%, 11/21/34 (Call 05/21/34)	70	64,092
4.45%, 11/21/44 (Call 05/21/44)	50	42,771
6.25%, 05/15/38	25	26,550
Siemens Financieringsmaatschappij NV
2.88%, 03/11/41(a)	250	182,981
3.30%, 09/15/46(a)	15	11,034
4.20%, 03/16/47(a)	275	234,977
4.40%, 05/27/45(a)	50	44,017
		1,485,614
Media — 2.1%
Charter Communications Operating LLC/Charter
Communications Operating Capital
3.50%, 06/01/41 (Call 12/01/40)	165	110,653
3.50%, 03/01/42 (Call 09/01/41)	145	96,374
3.70%, 04/01/51 (Call 10/01/50)	225	137,679
3.85%, 04/01/61 (Call 10/01/60)	235	138,277
3.90%, 06/01/52 (Call 12/01/51)	225	141,313
3.95%, 06/30/62 (Call 12/30/61)	150	89,171
4.40%, 12/01/61 (Call 06/01/61)	190	123,558
4.80%, 03/01/50 (Call 09/01/49)	250	184,157
5.13%, 07/01/49 (Call 01/01/49)	130	99,782
5.25%, 04/01/53 (Call 10/01/52)	165	129,844
5.38%, 04/01/38 (Call 10/01/37)	110	94,969
5.38%, 05/01/47 (Call 11/01/46)	260	208,576
5.50%, 04/01/63 (Call 10/01/62)	135	105,564
5.75%, 04/01/48 (Call 10/01/47)	268	225,112
6.38%, 10/23/35 (Call 04/23/35)	205	199,980
6.48%, 10/23/45 (Call 04/23/45)	321	295,887
6.83%, 10/23/55 (Call 04/23/55)	70	66,418
Comcast Corp.
2.45%, 08/15/52 (Call 02/15/52)	130	72,679
2.65%, 08/15/62 (Call 02/15/62)	140	75,861
2.80%, 01/15/51 (Call 07/15/50)	225	137,613
2.89%, 11/01/51 (Call 05/01/51)	520	323,364
2.94%, 11/01/56 (Call 05/01/56)	620	372,503
2.99%, 11/01/63 (Call 05/01/63)	364	212,433
3.20%, 07/15/36 (Call 01/15/36)	60	48,150
3.25%, 11/01/39 (Call 05/01/39)	116	88,518
3.40%, 07/15/46 (Call 01/15/46)	175	126,093
3.45%, 02/01/50 (Call 08/01/49)	230	162,041
3.75%, 04/01/40 (Call 10/01/39)	160	129,861
3.90%, 03/01/38 (Call 09/01/37)	160	135,157
3.97%, 11/01/47 (Call 05/01/47)	224	174,368
4.00%, 08/15/47 (Call 02/15/47)	120	93,985
4.00%, 03/01/48 (Call 09/01/47)	140	109,873
4.00%, 11/01/49 (Call 05/01/49)	176	136,320
4.05%, 11/01/52 (Call 05/01/52)	100	77,472
4.20%, 08/15/34 (Call 02/15/34)	140	127,609
4.40%, 08/15/35 (Call 02/15/35)	114	104,767
4.60%, 10/15/38 (Call 04/15/38)	144	130,828
4.60%, 08/15/45 (Call 02/15/45)	105	90,952
4.65%, 07/15/42	90	80,275
4.70%, 10/15/48 (Call 04/15/48)	215	189,969
4.75%, 03/01/44	75	67,987
4.95%, 10/15/58 (Call 04/15/58)	130	115,542

Schedule of Investments (unaudited) (continued)	iShares® Core 10+ Year USD Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
5.35%, 05/15/53 (Call 11/15/52)	$160	$152,458
5.50%, 05/15/64 (Call 11/15/63)	170	162,485
5.65%, 06/15/35	120	122,271
5.65%, 06/01/54 (Call 12/01/53)	135	133,823
6.50%, 11/15/35	105	113,917
6.55%, 07/01/39	10	10,896
6.95%, 08/15/37	25	27,987
Cox Communications Inc.
2.95%, 10/01/50 (Call 04/01/50)(a)	65	38,707
3.60%, 06/15/51 (Call 12/15/50)(a)	90	60,836
4.50%, 06/30/43 (Call 12/30/42)(a)	71	57,314
4.60%, 08/15/47 (Call 02/15/47)(a)(b)	5	3,992
4.70%, 12/15/42(a)	55	45,835
4.80%, 02/01/35 (Call 08/01/34)(a)	70	63,646
5.80%, 12/15/53 (Call 06/15/53)(a)	95	90,329
8.38%, 03/01/39(a)	50	58,369
Discovery Communications LLC
4.00%, 09/15/55 (Call 03/15/55)	246	156,246
4.65%, 05/15/50 (Call 11/15/49)	180	132,932
4.88%, 04/01/43	40	32,050
5.00%, 09/20/37 (Call 03/20/37)	70	60,683
5.20%, 09/20/47 (Call 03/20/47)	220	178,037
5.30%, 05/15/49 (Call 11/15/48)	146	118,423
6.35%, 06/01/40	150	145,235
Fox Corp.
5.48%, 01/25/39 (Call 07/25/38)	150	141,663
5.58%, 01/25/49 (Call 07/25/48)	150	136,925
Grupo Televisa SAB
5.00%, 05/13/45 (Call 11/13/44)	45	37,217
5.25%, 05/24/49 (Call 11/24/48)	25	21,359
6.13%, 01/31/46 (Call 07/31/45)	95	91,683
6.63%, 01/15/40	154	153,189
Historic TW Inc., 8.30%, 01/15/36(e)	15	15,539
NBCUniversal Media LLC
4.45%, 01/15/43	20	17,217
5.95%, 04/01/41	80	82,640
Paramount Global
4.38%, 03/15/43	135	92,409
4.60%, 01/15/45 (Call 07/15/44)	65	45,089
4.85%, 07/01/42 (Call 01/01/42)	59	43,813
4.90%, 08/15/44 (Call 02/15/44)	65	46,638
4.95%, 05/19/50 (Call 11/19/49)	120	86,367
5.25%, 04/01/44 (Call 10/01/43)	35	26,212
5.85%, 09/01/43 (Call 03/01/43)	130	105,646
5.90%, 10/15/40 (Call 04/15/40)	30	24,762
6.88%, 04/30/36	129	123,211
Sky Group Finance Ltd., 6.50%, 10/15/35(a)	40	42,936
Thomson Reuters Corp.
5.50%, 08/15/35	45	44,948
5.65%, 11/23/43 (Call 05/23/43)	30	29,445
5.85%, 04/15/40	60	61,907
Time Warner Cable LLC
4.50%, 09/15/42 (Call 03/15/42)	144	105,468
5.50%, 09/01/41 (Call 03/01/41)	100	83,422
5.88%, 11/15/40 (Call 05/15/40)	120	103,602
6.55%, 05/01/37	140	132,560
6.75%, 06/15/39	155	149,645
7.30%, 07/01/38	190	191,861
TWDC Enterprises 18 Corp.
3.00%, 07/30/46	60	40,643
3.70%, 12/01/42	70	55,662
Security	Par (000)	Value

Media (continued)
4.13%, 06/01/44	$101	$84,248
4.38%, 08/16/41	50	43,552
Series E, 4.13%, 12/01/41	60	50,808
Walt Disney Co. (The)
2.75%, 09/01/49 (Call 03/01/49)	205	129,603
3.50%, 05/13/40 (Call 11/13/39)	260	206,433
3.60%, 01/13/51 (Call 07/13/50)	330	245,185
3.80%, 05/13/60 (Call 11/13/59)	5	3,700
4.63%, 03/23/40 (Call 09/23/39)	85	78,350
4.70%, 03/23/50 (Call 09/23/49)(b)	150	135,214
4.75%, 09/15/44 (Call 03/15/44)	110	99,788
4.75%, 11/15/46 (Call 05/15/46)	70	62,615
4.95%, 10/15/45 (Call 04/15/45)	95	87,933
5.40%, 10/01/43	125	123,454
6.15%, 03/01/37	26	27,928
6.15%, 02/15/41	75	79,619
6.20%, 12/15/34	70	75,789
6.40%, 12/15/35	76	82,634
6.65%, 11/15/37	175	195,617
7.75%, 12/01/45	65	83,432
		12,027,585
Metal Fabricate & Hardware — 0.0%
Precision Castparts Corp.
3.90%, 01/15/43 (Call 07/15/42)	85	70,313
4.38%, 06/15/45 (Call 12/15/44)	20	17,509
Valmont Industries Inc.
5.00%, 10/01/44 (Call 04/01/44)	60	52,632
5.25%, 10/01/54 (Call 04/01/54)	20	17,401
		157,855
Mining — 0.8%
Anglo American Capital PLC, 4.75%, 03/16/52(f)	200	168,173
AngloGold Ashanti Holdings PLC, 6.50%, 04/15/40	30	29,726
Barrick Gold Corp., 6.45%, 10/15/35	30	31,966
Barrick North America Finance LLC
5.70%, 05/30/41	119	118,631
5.75%, 05/01/43	104	104,344
Barrick PD Australia Finance Pty. Ltd., 5.95%,
10/15/39	125	126,155
BHP Billiton Finance USA Ltd.
4.13%, 02/24/42	125	105,718
5.00%, 09/30/43	290	270,052
5.50%, 09/08/53 (Call 03/08/53)	80	78,954
Corp. Nacional del Cobre de Chile
3.70%, 01/30/50 (Call 07/30/49)(f)	200	134,249
4.25%, 07/17/42(a)	200	155,330
4.38%, 02/05/49 (Call 08/05/48)(f)	200	151,908
4.50%, 08/01/47 (Call 02/01/47)(f)	200	156,030
5.63%, 09/21/35(a)	100	97,063
5.63%, 10/18/43(f)	200	183,343
6.30%, 09/08/53 (Call 03/08/53)(f)	200	195,409
Freeport-McMoRan Inc.
5.40%, 11/14/34 (Call 05/14/34)	55	53,829
5.45%, 03/15/43 (Call 09/15/42)	195	183,926
Fresnillo PLC, 4.25%, 10/02/50 (Call 04/02/50)(f)	200	150,087
Glencore Finance Canada Ltd.
5.55%, 10/25/42(a)	45	42,080
6.00%, 11/15/41(a)	40	39,599
6.90%, 11/15/37(a)	79	84,465
Glencore Funding LLC
3.38%, 09/23/51 (Call 03/23/51)(a)	15	9,883

Schedule of Investments (unaudited) (continued)	iShares® Core 10+ Year USD Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mining (continued)
3.88%, 04/27/51 (Call 10/27/50)(a)	$75	$53,692
Indonesia Asahan Aluminium PT/Mineral Industri
Indonesia Persero PT, 5.80%, 05/15/50
(Call 11/15/49)(f)	200	183,497
Industrias Penoles SAB de CV, 4.75%, 08/06/50
(Call 02/06/50)(f)	200	155,343
Minera Mexico SA de CV, 4.50%, 01/26/50
(Call 07/26/49)(f)	200	153,685
Newmont Corp.
4.88%, 03/15/42 (Call 09/15/41)	100	91,493
5.45%, 06/09/44 (Call 12/09/43)	85	82,413
5.88%, 04/01/35	90	92,348
6.25%, 10/01/39	90	95,224
Newmont Corp./Newcrest Finance Pty Ltd.
4.20%, 05/13/50 (Call 11/13/49)(a)	40	32,274
5.75%, 11/15/41 (Call 08/15/41)(a)	30	30,050
Rio Tinto Alcan Inc., 5.75%, 06/01/35	35	36,303
Rio Tinto Finance USA Ltd.
2.75%, 11/02/51 (Call 05/02/51)	121	74,894
5.20%, 11/02/40	140	136,232
Rio Tinto Finance USA PLC
4.13%, 08/21/42 (Call 02/21/42)	55	46,332
4.75%, 03/22/42 (Call 09/22/41)	85	78,431
5.13%, 03/09/53 (Call 09/09/52)	140	131,369
Southern Copper Corp.
5.25%, 11/08/42	100	92,873
5.88%, 04/23/45	150	148,940
6.75%, 04/16/40	130	142,078
7.50%, 07/27/35	140	161,870
		4,690,261
Office & Business Equipment — 0.0%
Xerox Corp.
4.80%, 03/01/35	30	21,151
6.75%, 12/15/39	40	32,768
		53,919
Oil & Gas — 3.2%
Apache Corp.
4.75%, 04/15/43 (Call 10/15/42)	55	44,055
5.10%, 09/01/40 (Call 03/01/40)	140	120,411
5.25%, 02/01/42 (Call 08/01/41)	45	38,594
5.35%, 07/01/49 (Call 01/01/49)	45	38,196
6.00%, 01/15/37	55	54,304
BP Capital Markets America Inc.
2.77%, 11/10/50 (Call 05/10/50)	160	98,769
2.94%, 06/04/51 (Call 12/04/50)	250	159,234
3.00%, 02/24/50 (Call 08/24/49)	240	156,361
3.00%, 03/17/52 (Call 09/17/51)	135	87,131
3.06%, 06/17/41 (Call 12/17/40)	165	120,050
3.38%, 02/08/61 (Call 08/08/60)	240	158,141
5.23%, 11/17/34 (Call 08/17/34)	100	98,991
Burlington Resources LLC, 5.95%, 10/15/36	10	10,380
Canadian Natural Resources Ltd.
4.95%, 06/01/47 (Call 12/01/46)	95	83,250
5.85%, 02/01/35	10	9,943
6.25%, 03/15/38	120	123,325
6.50%, 02/15/37	65	67,599
6.75%, 02/01/39	45	47,840
Cenovus Energy Inc.
3.75%, 02/15/52 (Call 08/15/51)(b)	100	71,118
5.25%, 06/15/37 (Call 12/15/36)	27	25,440
Security	Par (000)	Value

Oil & Gas (continued)
5.40%, 06/15/47 (Call 12/15/46)	$72	$66,394
6.75%, 11/15/39	38	40,681
Chevron Corp., 3.08%, 05/11/50 (Call 11/11/49)	125	84,997
Chevron USA Inc.
2.34%, 08/12/50 (Call 02/12/50)	100	58,031
5.25%, 11/15/43 (Call 05/15/43)	43	42,999
6.00%, 03/01/41 (Call 09/01/40)	45	48,258
CNOOC Finance 2014 ULC, 4.88%, 04/30/44	200	189,708
CNOOC Petroleum North America ULC
5.88%, 03/10/35	100	106,519
6.40%, 05/15/37	200	223,569
7.50%, 07/30/39	100	123,022
ConocoPhillips Co.
3.76%, 03/15/42 (Call 09/15/41)	115	91,609
3.80%, 03/15/52 (Call 09/15/51)	125	93,420
4.03%, 03/15/62 (Call 09/15/61)	180	134,881
4.30%, 11/15/44 (Call 05/15/44)	120	101,871
5.30%, 05/15/53 (Call 11/15/52)	155	147,058
5.55%, 03/15/54 (Call 09/15/53)	135	133,001
5.70%, 09/15/63 (Call 03/15/63)	80	79,653
5.90%, 05/15/38	15	15,523
5.95%, 03/15/46 (Call 09/15/45)	70	72,833
6.50%, 02/01/39	135	148,804
Continental Resources Inc./OK, 4.90%, 06/01/44
(Call 12/01/43)	80	66,023
Devon Energy Corp.
4.75%, 05/15/42 (Call 11/15/41)	89	75,402
5.00%, 06/15/45 (Call 12/15/44)	70	60,431
5.60%, 07/15/41 (Call 01/15/41)	155	145,732
Diamondback Energy Inc.
4.25%, 03/15/52 (Call 09/15/51)	90	70,110
4.40%, 03/24/51 (Call 09/24/50)	65	52,042
5.75%, 04/18/54 (Call 10/18/53)	110	106,108
5.90%, 04/18/64 (Call 10/18/63)	95	91,392
6.25%, 03/15/53 (Call 09/15/52)	85	87,751
Ecopetrol SA
5.88%, 05/28/45	200	143,322
5.88%, 11/02/51 (Call 05/02/51)	100	68,717
7.38%, 09/18/43	90	79,348
8.38%, 01/19/36 (Call 10/19/35)	220	214,925
Eni SpA, 5.70%, 10/01/40(a)	35	33,502
EOG Resources Inc.
3.90%, 04/01/35 (Call 10/01/34)	60	53,546
4.95%, 04/15/50 (Call 10/15/49)	80	73,839
Equinor ASA
3.25%, 11/18/49 (Call 05/18/49)	135	94,674
3.63%, 04/06/40 (Call 10/06/39)	95	77,268
3.70%, 04/06/50 (Call 10/06/49)	115	87,313
3.95%, 05/15/43	102	84,506
4.25%, 11/23/41	100	87,389
4.80%, 11/08/43	110	101,681
5.10%, 08/17/40	45	43,761
Exxon Mobil Corp.
3.00%, 08/16/39 (Call 02/16/39)	75	56,872
3.10%, 08/16/49 (Call 02/16/49)	165	112,468
3.45%, 04/15/51 (Call 10/15/50)	310	223,543
3.57%, 03/06/45 (Call 09/06/44)	125	95,609
4.11%, 03/01/46 (Call 09/01/45)	290	241,686
4.23%, 03/19/40 (Call 09/19/39)	235	207,364
4.33%, 03/19/50 (Call 09/19/49)	310	262,771

Schedule of Investments (unaudited) (continued)	iShares® Core 10+ Year USD Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
Hess Corp.
5.60%, 02/15/41	$115	$114,449
5.80%, 04/01/47 (Call 10/01/46)	65	65,009
6.00%, 01/15/40	90	92,589
KazMunayGas National Co. JSC
5.75%, 04/19/47(f)	200	170,502
6.38%, 10/24/48(f)	200	183,775
Marathon Oil Corp.
5.20%, 06/01/45 (Call 12/01/44)	60	55,392
6.60%, 10/01/37	80	86,476
Marathon Petroleum Corp.
4.50%, 04/01/48 (Call 10/01/47)	60	48,282
4.75%, 09/15/44 (Call 03/15/44)	70	60,093
5.00%, 09/15/54 (Call 03/15/54)	55	46,449
6.50%, 03/01/41 (Call 09/01/40)	150	158,175
Motiva Enterprises LLC, 6.85%, 01/15/40(a)	90	93,833
Murphy Oil Corp., 5.88%, 12/01/42 (Call 06/01/42)	40	35,306
Occidental Petroleum Corp.
4.20%, 03/15/48 (Call 09/15/47)	35	26,426
4.40%, 04/15/46 (Call 10/15/45)	65	51,435
6.20%, 03/15/40	74	74,476
6.45%, 09/15/36	190	197,857
6.60%, 03/15/46 (Call 09/15/45)	145	151,938
7.95%, 06/15/39	10	11,480
Ovintiv Inc.
6.50%, 02/01/38	45	46,280
6.63%, 08/15/37	45	46,516
7.10%, 07/15/53 (Call 01/15/53)	35	38,832
Pertamina Persero PT
4.18%, 01/21/50 (Call 07/21/49)(f)	200	153,326
5.63%, 05/20/43(f)	200	191,859
6.00%, 05/03/42(f)	200	199,350
6.45%, 05/30/44(f)	200	208,618
Petrobras Global Finance BV
5.50%, 06/10/51 (Call 12/10/50)	50	39,169
6.75%, 01/27/41	115	110,163
6.85%,	200	176,519
6.88%, 01/20/40(b)	40	38,930
6.90%, 03/19/49(b)	80	75,054
7.25%, 03/17/44	110	109,637
Petroleos del Peru SA, 5.63%, 06/19/47(f)	200	119,918
Petroleos Mexicanos
5.50%, 06/27/44(b)	50	30,732
5.63%, 01/23/46	100	61,790
6.35%, 02/12/48(b)	140	90,677
6.38%, 01/23/45	150	98,914
6.50%, 06/02/41	155	107,283
6.63%, 06/15/35	225	173,170
6.75%, 09/21/47(b)	650	435,540
6.95%, 01/28/60 (Call 07/28/59)	430	286,081
7.69%, 01/23/50 (Call 07/23/49)	850	618,189
Petronas Capital Ltd.
3.40%, 04/28/61 (Call 10/28/60)(f)	200	132,169
4.50%, 03/18/45(f)	200	172,824
4.55%, 04/21/50 (Call 10/21/49)(f)	300	256,710
Phillips 66
3.30%, 03/15/52 (Call 09/15/51)	155	102,176
4.65%, 11/15/34 (Call 05/15/34)	15	13,909
4.88%, 11/15/44 (Call 05/15/44)	200	179,759
5.88%, 05/01/42	170	172,248
Security	Par (000)	Value

Oil & Gas (continued)
Phillips 66 Co.
4.68%, 02/15/45 (Call 08/15/44)	$70	$59,844
4.90%, 10/01/46 (Call 04/01/46)	45	39,615
5.65%, 06/15/54 (Call 12/15/53)	65	62,684
QatarEnergy
3.13%, 07/12/41 (Call 01/12/41)(f)	400	293,735
3.30%, 07/12/51 (Call 01/12/51)(f)	400	274,688
Reliance Industries Ltd., 3.63%, 01/12/52(f)	250	174,675
Saudi Arabian Oil Co.
3.25%, 11/24/50 (Call 05/24/50)(f)	200	132,887
3.50%, 11/24/70 (Call 05/24/70)(f)	200	127,161
4.25%, 04/16/39(f)	400	343,576
4.38%, 04/16/49(f)	200	162,473
Shell International Finance BV
2.88%, 11/26/41 (Call 05/26/41)	70	50,192
3.00%, 11/26/51 (Call 05/26/51)	125	81,407
3.13%, 11/07/49 (Call 05/07/49)	150	101,703
3.25%, 04/06/50 (Call 10/06/49)	230	159,718
3.63%, 08/21/42	50	39,709
3.75%, 09/12/46	155	120,359
4.00%, 05/10/46	255	205,380
4.13%, 05/11/35	175	160,044
4.38%, 05/11/45	305	262,292
4.55%, 08/12/43	135	120,616
5.50%, 03/25/40	110	111,250
6.38%, 12/15/38	275	301,884
Sinopec Group Overseas Development 2015 Ltd.,
4.10%, 04/28/45(f)	200	169,757
Sinopec Group Overseas Development 2017 Ltd.,
4.25%, 04/12/47(f)	300	259,415
Sinopec Group Overseas Development 2018 Ltd.,
3.10%, 01/08/51 (Call 07/08/50)(f)	200	138,356
Suncor Energy Inc.
3.75%, 03/04/51 (Call 09/04/50)	115	82,547
4.00%, 11/15/47 (Call 05/15/47)	114	85,702
5.95%, 12/01/34	10	10,260
6.50%, 06/15/38	125	130,835
6.80%, 05/15/38	110	117,505
6.85%, 06/01/39	40	42,932
Thaioil Treasury Center Co. Ltd., 3.50%, 10/17/49(f)	200	134,497
TotalEnergies Capital International SA
2.99%, 06/29/41 (Call 12/29/40)	122	88,765
3.13%, 05/29/50 (Call 11/29/49)	316	214,538
3.39%, 06/29/60 (Call 12/29/59)	20	13,420
3.46%, 07/12/49 (Call 01/12/49)	110	79,747
TotalEnergies Capital SA
5.49%, 04/05/54 (Call 10/05/53)	135	133,419
5.64%, 04/05/64 (Call 10/05/63)	75	74,578
Transocean Inc.
6.80%, 03/15/38(b)	70	58,160
9.35%, 12/15/41	20	18,623
Valero Energy Corp.
3.65%, 12/01/51 (Call 06/01/51)	110	76,463
4.00%, 06/01/52 (Call 12/01/51)	45	33,103
4.90%, 03/15/45	70	62,469
6.63%, 06/15/37	145	154,769
YPF SA, 7.00%, 12/15/47 (Call 06/15/47)(f)	90	64,103
		18,655,197
Oil & Gas Services — 0.2%
Baker Hughes Holdings LLC, 5.13%, 09/15/40	120	114,125

Schedule of Investments (unaudited) (continued)	iShares® Core 10+ Year USD Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas Services (continued)
Baker Hughes Holdings LLC/Baker Hughes
Co-Obligor Inc., 4.08%, 12/15/47 (Call 06/15/47)	$158	$126,101
Halliburton Co.
4.50%, 11/15/41 (Call 05/15/41)	60	51,984
4.75%, 08/01/43 (Call 02/01/43)	118	104,401
4.85%, 11/15/35 (Call 05/15/35)	131	125,104
5.00%, 11/15/45 (Call 05/15/45)(b)	200	183,079
6.70%, 09/15/38	103	113,312
7.45%, 09/15/39	90	106,420
NOV Inc., 3.95%, 12/01/42 (Call 06/01/42)	124	93,344
		1,017,870
Packaging & Containers — 0.0%
Packaging Corp. of America
3.05%, 10/01/51 (Call 04/01/51)	70	45,709
4.05%, 12/15/49 (Call 06/15/49)	60	46,732
Smurfit Kappa Treasury ULC, 5.78%, 04/03/54
(Call 10/03/53)(a)	5	4,919
Sonoco Products Co., 5.75%, 11/01/40 (Call 05/01/40)	20	19,738
Stora Enso OYJ, 7.25%, 04/15/36(a)	45	47,007
		164,105
Pharmaceuticals — 3.4%
AbbVie Inc.
4.05%, 11/21/39 (Call 05/21/39)	360	310,225
4.25%, 11/21/49 (Call 05/21/49)	590	489,962
4.30%, 05/14/36 (Call 11/14/35)	115	105,285
4.40%, 11/06/42	280	245,441
4.45%, 05/14/46 (Call 11/14/45)	211	182,846
4.50%, 05/14/35 (Call 11/14/34)	325	304,669
4.55%, 03/15/35 (Call 09/15/34)	239	225,044
4.63%, 10/01/42 (Call 04/01/42)	50	44,973
4.70%, 05/14/45 (Call 11/14/44)	300	270,569
4.75%, 03/15/45 (Call 09/15/44)	55	50,016
4.85%, 06/15/44 (Call 12/15/43)	110	101,488
4.88%, 11/14/48 (Call 05/14/48)	205	187,957
5.35%, 03/15/44 (Call 09/15/43)	70	68,848
5.40%, 03/15/54 (Call 09/15/53)	365	359,819
5.50%, 03/15/64 (Call 09/15/63)	165	162,125
AstraZeneca PLC
2.13%, 08/06/50 (Call 02/06/50)	10	5,597
3.00%, 05/28/51 (Call 11/28/50)	120	80,658
4.00%, 09/18/42	126	105,602
4.38%, 11/16/45	108	93,474
4.38%, 08/17/48 (Call 02/17/48)	75	64,558
6.45%, 09/15/37	310	343,204
Bayer U.S. Finance II LLC
3.95%, 04/15/45 (Call 10/15/44)(a)	148	104,414
4.40%, 07/15/44 (Call 01/15/44)(a)	180	137,884
4.63%, 06/25/38 (Call 12/25/37)(a)	115	95,628
4.70%, 07/15/64 (Call 01/15/64)(a)	81	59,419
4.88%, 06/25/48 (Call 12/25/47)(a)	75	60,700
5.50%, 07/30/35(a)	45	41,746
Bayer U.S. Finance LLC, 6.88%, 11/21/53
(Call 05/21/53)(a)	60	62,191
Becton Dickinson and Co.
3.79%, 05/20/50 (Call 11/20/49)	10	7,525
4.67%, 06/06/47 (Call 12/06/46)	193	168,148
4.69%, 12/15/44 (Call 06/15/44)	113	99,472
Bristol-Myers Squibb Co.
2.35%, 11/13/40 (Call 05/13/40)	90	59,415
2.55%, 11/13/50 (Call 05/13/50)	165	96,539
Security	Par (000)	Value

Pharmaceuticals (continued)
3.25%, 08/01/42	$95	$70,191
3.55%, 03/15/42 (Call 09/15/41)	10	7,770
3.70%, 03/15/52 (Call 09/15/51)	240	175,247
3.90%, 03/15/62 (Call 09/15/61)	130	93,673
4.13%, 06/15/39 (Call 12/15/38)	215	185,616
4.25%, 10/26/49 (Call 04/26/49)	370	302,051
4.35%, 11/15/47 (Call 05/15/47)	175	145,642
4.55%, 02/20/48 (Call 08/20/47)	120	102,871
4.63%, 05/15/44 (Call 11/15/43)	105	93,063
5.00%, 08/15/45 (Call 02/15/45)	45	41,704
5.50%, 02/22/44 (Call 08/22/43)	90	88,980
5.55%, 02/22/54 (Call 08/22/53)	310	305,449
5.65%, 02/22/64 (Call 08/22/63)	225	219,781
6.25%, 11/15/53 (Call 05/15/53)	160	172,343
6.40%, 11/15/63 (Call 05/15/63)	100	108,901
Cardinal Health Inc.
4.37%, 06/15/47 (Call 12/15/46)	71	57,292
4.50%, 11/15/44 (Call 05/15/44)	35	29,220
4.60%, 03/15/43	40	34,186
4.90%, 09/15/45 (Call 03/15/45)	50	43,846
Cencora Inc.
4.25%, 03/01/45 (Call 09/01/44)	60	50,621
4.30%, 12/15/47 (Call 06/15/47)	60	49,423
Cigna Group (The)
3.20%, 03/15/40 (Call 09/15/39)	110	81,250
3.40%, 03/15/50 (Call 09/15/49)	160	108,850
3.40%, 03/15/51 (Call 09/15/50)	190	128,838
3.88%, 10/15/47 (Call 04/15/47)	125	94,564
4.80%, 08/15/38 (Call 02/15/38)	164	149,810
4.80%, 07/15/46 (Call 01/16/46)	100	88,129
4.90%, 12/15/48 (Call 06/15/48)	345	303,096
5.60%, 02/15/54 (Call 08/15/53)	180	173,157
6.13%, 11/15/41	81	84,510
CVS Health Corp.
2.70%, 08/21/40 (Call 02/21/40)	160	106,016
4.13%, 04/01/40 (Call 10/01/39)	125	100,672
4.25%, 04/01/50 (Call 10/01/49)	130	98,620
4.78%, 03/25/38 (Call 09/25/37)	545	484,748
4.88%, 07/20/35 (Call 01/20/35)	105	97,458
5.05%, 03/25/48 (Call 09/25/47)	865	745,464
5.13%, 07/20/45 (Call 01/20/45)	350	308,847
5.30%, 12/05/43 (Call 06/05/43)	100	91,028
5.63%, 02/21/53 (Call 08/21/52)	100	92,673
5.88%, 06/01/53 (Call 12/01/52)	155	148,588
6.00%, 06/01/44 (Call 12/01/43)	125	122,994
6.00%, 06/01/63 (Call 12/01/62)	75	71,993
6.05%, 06/01/54 (Call 12/01/53)	125	122,523
6.13%, 09/15/39	30	29,990
Eli Lilly & Co.
2.25%, 05/15/50 (Call 11/15/49)	120	69,135
2.50%, 09/15/60 (Call 03/15/60)	120	66,827
3.70%, 03/01/45 (Call 09/01/44)	25	19,953
3.95%, 03/15/49 (Call 09/15/48)	95	76,700
4.15%, 03/15/59 (Call 09/15/58)	65	52,710
4.88%, 02/27/53 (Call 08/27/52)	160	148,498
4.95%, 02/27/63 (Call 08/27/62)	110	101,438
5.00%, 02/09/54 (Call 08/09/53)	165	156,486
5.10%, 02/09/64 (Call 08/09/63)	165	156,145
5.55%, 03/15/37	75	78,623

Schedule of Investments (unaudited) (continued)	iShares® Core 10+ Year USD Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
GlaxoSmithKline Capital Inc.
4.20%, 03/18/43	$63	$54,207
6.38%, 05/15/38	322	355,251
Johnson & Johnson
2.10%, 09/01/40 (Call 03/01/40)	110	72,935
2.45%, 09/01/60 (Call 03/01/60)	140	77,947
3.40%, 01/15/38 (Call 07/15/37)	125	104,176
3.50%, 01/15/48 (Call 07/15/47)	83	63,152
3.55%, 03/01/36 (Call 09/01/35)	130	112,590
3.63%, 03/03/37 (Call 09/03/36)	182	157,239
3.70%, 03/01/46 (Call 09/01/45)	215	171,391
3.75%, 03/03/47 (Call 09/03/46)	135	107,994
4.50%, 09/01/40	60	56,130
4.50%, 12/05/43 (Call 06/05/43)	90	83,384
4.85%, 05/15/41	30	29,163
5.25%, 06/01/54 (Call 12/01/53)	65	64,662
5.85%, 07/15/38	115	123,732
5.95%, 08/15/37	80	86,740
Mead Johnson Nutrition Co.
4.60%, 06/01/44 (Call 12/01/43)	70	60,801
5.90%, 11/01/39	20	20,210
Merck & Co. Inc.
2.35%, 06/24/40 (Call 12/24/39)	175	118,631
2.45%, 06/24/50 (Call 12/24/49)	175	103,184
2.75%, 12/10/51 (Call 06/10/51)	210	130,483
2.90%, 12/10/61 (Call 06/10/61)	135	80,346
3.60%, 09/15/42 (Call 03/15/42)	80	63,054
3.70%, 02/10/45 (Call 08/10/44)	215	168,001
3.90%, 03/07/39 (Call 09/07/38)	70	59,967
4.00%, 03/07/49 (Call 09/07/48)	110	88,204
4.15%, 05/18/43	140	118,852
4.90%, 05/17/44 (Call 11/17/43)	100	93,296
5.00%, 05/17/53 (Call 11/17/52)	185	172,980
5.15%, 05/17/63 (Call 11/17/62)	55	51,950
6.55%, 09/15/37	80	89,677
Merck Sharp & Dohme Corp., 5.75%, 11/15/36	85	90,094
Mylan Inc.
5.20%, 04/15/48 (Call 10/15/47)	90	72,494
5.40%, 11/29/43 (Call 05/29/43)	65	56,185
Novartis Capital Corp.
2.75%, 08/14/50 (Call 02/14/50)	145	93,284
3.70%, 09/21/42	70	57,254
4.00%, 11/20/45 (Call 05/20/45)	135	112,649
4.40%, 05/06/44	217	192,866
Perrigo Finance Unlimited Co., 4.90%, 12/15/44
(Call 06/15/44)	40	31,664
Pfizer Inc.
2.55%, 05/28/40 (Call 11/28/39)	120	83,215
2.70%, 05/28/50 (Call 11/28/49)	105	67,018
3.90%, 03/15/39 (Call 09/15/38)	45	38,130
4.00%, 12/15/36	120	106,509
4.00%, 03/15/49 (Call 09/15/48)	140	112,258
4.10%, 09/15/38 (Call 03/15/38)	100	87,839
4.13%, 12/15/46	140	115,738
4.20%, 09/15/48 (Call 03/15/48)	160	132,406
4.30%, 06/15/43	100	85,923
4.40%, 05/15/44	130	115,417
5.60%, 09/15/40	50	50,750
7.20%, 03/15/39	220	258,853
Pfizer Investment Enterprises Pte Ltd.
5.11%, 05/19/43 (Call 11/19/42)	290	275,369
Security	Par (000)	Value

Pharmaceuticals (continued)
5.30%, 05/19/53 (Call 11/19/52)	$660	$631,501
5.34%, 05/19/63 (Call 11/19/62)	430	403,906
Takeda Pharmaceutical Co. Ltd.
3.03%, 07/09/40 (Call 01/09/40)	200	146,195
3.18%, 07/09/50 (Call 01/09/50)	215	144,529
3.38%, 07/09/60 (Call 01/09/60)	55	35,384
Teva Pharmaceutical Finance Co. LLC, 6.15%,
02/01/36	65	63,188
Teva Pharmaceutical Finance Netherlands III BV,
4.10%, 10/01/46	250	169,299
Utah Acquisition Sub Inc., 5.25%, 06/15/46
(Call 12/15/45)	120	98,330
Viatris Inc.
3.85%, 06/22/40 (Call 12/22/39)	160	116,682
4.00%, 06/22/50 (Call 12/22/49)	200	135,039
Wyeth LLC
5.95%, 04/01/37	215	225,575
6.00%, 02/15/36	90	95,418
Zoetis Inc.
3.00%, 05/15/50 (Call 11/15/49)	50	32,690
3.95%, 09/12/47 (Call 03/12/47)	55	43,186
4.45%, 08/20/48 (Call 02/20/48)	60	51,017
4.70%, 02/01/43 (Call 08/01/42)	140	124,942
		19,826,769
Pipelines — 2.2%
Abu Dhabi Crude Oil Pipeline LLC, 4.60%, 11/02/47(f)	200	176,265
Buckeye Partners LP
5.60%, 10/15/44 (Call 04/15/44)(b)	35	27,240
5.85%, 11/15/43 (Call 05/15/43)	45	38,640
Cameron LNG LLC
3.30%, 01/15/35 (Call 09/15/34)(a)	95	77,812
3.40%, 01/15/38 (Call 07/15/37)(a)	65	52,242
3.70%, 01/15/39 (Call 07/15/38)(a)	105	84,646
Cheniere Corpus Christi Holdings LLC, 2.74%,
12/31/39 (Call 07/04/39)	75	59,896
Colonial Pipeline Co.
4.20%, 04/15/43 (Call 10/15/42)(a)	5	4,150
4.25%, 04/15/48 (Call 10/15/47)(a)(b)	10	8,119
Columbia Pipeline Group Inc., 5.80%, 06/01/45
(Call 12/01/44)	50	49,007
Columbia Pipelines Operating Co. LLC
6.50%, 08/15/43 (Call 02/15/43)(a)	85	88,500
6.54%, 11/15/53 (Call 05/15/53)(a)	120	127,036
6.71%, 08/15/63 (Call 02/15/63)(a)	55	58,241
DCP Midstream Operating LP
5.60%, 04/01/44 (Call 10/01/43)	30	28,799
6.45%, 11/03/36(a)	30	31,141
6.75%, 09/15/37(a)	50	53,430
Eastern Gas Transmission & Storage Inc.
4.60%, 12/15/44 (Call 06/15/44)	60	50,794
4.80%, 11/01/43 (Call 05/01/43)	35	30,592
EIG Pearl Holdings SARL, 4.39%, 11/30/46(f)	200	154,802
Enbridge Energy Partners LP
5.50%, 09/15/40 (Call 03/15/40)	31	29,504
7.38%, 10/15/45 (Call 04/15/45)	60	68,786
Series B, 7.50%, 04/15/38	40	45,682
Enbridge Inc.
3.40%, 08/01/51 (Call 02/01/51)	60	40,548
4.00%, 11/15/49 (Call 05/15/49)	70	52,806
4.50%, 06/10/44 (Call 12/10/43)	70	58,080
5.50%, 12/01/46 (Call 06/01/46)	93	89,152

Schedule of Investments (unaudited) (continued)	iShares® Core 10+ Year USD Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
5.95%, 04/05/54 (Call 10/05/53)	$50	$49,745
6.70%, 11/15/53 (Call 05/15/53)	130	142,379
Energy Transfer LP
4.90%, 03/15/35 (Call 09/15/34)	65	60,600
4.95%, 01/15/43 (Call 07/15/42)	35	29,958
5.00%, 05/15/44 (Call 11/15/43)	50	43,140
5.00%, 05/15/50 (Call 11/15/49)	195	165,518
5.15%, 02/01/43 (Call 08/01/42)	80	69,965
5.15%, 03/15/45 (Call 09/15/44)	65	57,230
5.30%, 04/01/44 (Call 10/01/43)	80	71,666
5.30%, 04/15/47 (Call 10/15/46)	105	92,661
5.35%, 05/15/45 (Call 11/15/44)	95	85,108
5.40%, 10/01/47 (Call 04/01/47)	180	161,655
5.95%, 10/01/43 (Call 04/01/43)	65	62,809
5.95%, 05/15/54 (Call 11/15/53)	205	197,692
6.00%, 06/15/48 (Call 12/15/47)	110	106,213
6.05%, 06/01/41 (Call 12/01/40)	40	39,335
6.10%, 02/15/42	40	39,325
6.13%, 12/15/45 (Call 06/15/45)	100	98,539
6.25%, 04/15/49 (Call 10/15/48)	195	194,305
6.50%, 02/01/42 (Call 08/01/41)	130	134,929
6.63%, 10/15/36	55	57,750
7.50%, 07/01/38	45	50,988
Series 20Y, 5.80%, 06/15/38 (Call 12/15/37)	55	53,473
EnLink Midstream Partners LP
5.05%, 04/01/45 (Call 10/01/44)	54	44,162
5.45%, 06/01/47 (Call 12/01/46)	65	56,270
5.60%, 04/01/44 (Call 10/01/43)	40	35,174
Enterprise Products Operating LLC
3.20%, 02/15/52 (Call 08/15/51)	125	83,004
3.30%, 02/15/53 (Call 08/15/52)	140	94,502
3.70%, 01/31/51 (Call 07/31/50)	100	73,629
3.95%, 01/31/60 (Call 07/31/59)	25	18,345
4.20%, 01/31/50 (Call 07/31/49)	165	133,201
4.25%, 02/15/48 (Call 08/15/47)	180	147,489
4.45%, 02/15/43 (Call 08/15/42)	115	99,021
4.80%, 02/01/49 (Call 08/01/48)	175	154,930
4.85%, 08/15/42 (Call 02/15/42)	73	66,424
4.85%, 03/15/44 (Call 09/15/43)	100	90,410
4.90%, 05/15/46 (Call 11/15/45)	140	126,670
4.95%, 10/15/54 (Call 04/15/54)	60	53,513
5.10%, 02/15/45 (Call 08/15/44)	125	116,624
5.70%, 02/15/42	80	80,321
5.95%, 02/01/41	70	72,018
6.13%, 10/15/39	75	78,393
6.45%, 09/01/40	70	75,468
7.55%, 04/15/38	46	54,166
EQM Midstream Partners LP, 6.50%, 07/15/48
(Call 01/15/48)	65	65,067
Flex Intermediate Holdco LLC, 4.32%, 12/30/39
(Call 06/30/39)(a)	50	36,074
FLNG Liquefaction 2 LLC, 4.13%, 03/31/38(a)	62	53,150
Galaxy Pipeline Assets Bidco Ltd.
2.63%, 03/31/36(f)	200	160,850
2.94%, 09/30/40(f)	183	144,214
3.25%, 09/30/40(f)	200	149,365
Greensaif Pipelines Bidco SARL
6.13%, 02/23/38(f)	200	202,158
6.51%, 02/23/42(f)	200	206,728
Kinder Morgan Energy Partners LP
4.70%, 11/01/42 (Call 05/01/42)	50	42,098
Security	Par (000)	Value

Pipelines (continued)
5.00%, 08/15/42 (Call 02/15/42)	$70	$61,278
5.00%, 03/01/43 (Call 09/01/42)	80	70,018
5.40%, 09/01/44 (Call 03/01/44)	60	55,001
5.50%, 03/01/44 (Call 09/01/43)	95	87,746
5.63%, 09/01/41	25	23,482
5.80%, 03/15/35	25	25,001
6.38%, 03/01/41	60	60,860
6.50%, 02/01/37	5	5,175
6.50%, 09/01/39	80	82,260
6.55%, 09/15/40	50	51,512
6.95%, 01/15/38	50	54,182
7.50%, 11/15/40	45	50,287
Kinder Morgan Inc.
3.25%, 08/01/50 (Call 02/01/50)	70	44,720
3.60%, 02/15/51 (Call 08/15/50)	120	82,142
5.05%, 02/15/46 (Call 08/15/45)	100	87,296
5.20%, 03/01/48 (Call 09/01/47)	75	66,345
5.30%, 12/01/34 (Call 06/01/34)	75	72,594
5.45%, 08/01/52 (Call 02/01/52)	85	77,960
5.55%, 06/01/45 (Call 12/01/44)	185	173,444
MPLX LP
4.50%, 04/15/38 (Call 10/15/37)	180	156,517
4.70%, 04/15/48 (Call 10/15/47)	150	124,312
4.90%, 04/15/58 (Call 10/15/57)	65	53,425
4.95%, 03/14/52 (Call 09/14/51)	170	144,727
5.20%, 03/01/47 (Call 09/01/46)	125	112,234
5.20%, 12/01/47 (Call 06/01/47)	50	44,559
5.50%, 02/15/49 (Call 08/15/48)	152	140,621
5.65%, 03/01/53 (Call 09/01/52)	60	56,658
NGPL PipeCo LLC, 7.77%, 12/15/37(a)	58	66,245
Northern Natural Gas Co.
3.40%, 10/16/51 (Call 04/16/51)(a)	70	46,628
4.30%, 01/15/49 (Call 07/15/48)(a)	50	39,694
5.63%, 02/01/54 (Call 08/01/53)(a)	55	53,893
ONEOK Inc.
3.95%, 03/01/50 (Call 09/01/49)	115	83,563
4.20%, 10/03/47 (Call 04/03/47)	60	46,184
4.25%, 09/15/46 (Call 03/15/46)	55	42,827
4.45%, 09/01/49 (Call 03/01/49)	85	67,071
4.50%, 03/15/50 (Call 09/15/49)	60	47,698
4.85%, 02/01/49 (Call 08/01/48)	45	38,108
4.95%, 07/13/47 (Call 01/06/47)	70	59,834
5.15%, 10/15/43 (Call 04/15/43)	20	17,959
5.20%, 07/15/48 (Call 01/15/48)	110	97,402
6.63%, 09/01/53 (Call 03/01/53)	200	213,883
7.15%, 01/15/51 (Call 07/15/50)	45	49,593
ONEOK Partners LP
6.13%, 02/01/41 (Call 08/01/40)	60	60,183
6.20%, 09/15/43 (Call 03/15/43)	25	25,271
6.65%, 10/01/36	60	63,019
6.85%, 10/15/37	70	74,986
Plains All American Pipeline LP/PAA Finance Corp.
4.70%, 06/15/44 (Call 12/15/43)	80	66,313
4.90%, 02/15/45 (Call 08/15/44)	70	59,523
5.15%, 06/01/42 (Call 12/01/41)	70	61,844
6.65%, 01/15/37	15	15,778
Rockies Express Pipeline LLC
6.88%, 04/15/40(a)	55	52,264
7.50%, 07/15/38(a)	28	28,517
Sabal Trail Transmission LLC
4.68%, 05/01/38 (Call 11/01/37)(a)	65	58,678

Schedule of Investments (unaudited) (continued)	iShares® Core 10+ Year USD Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
4.83%, 05/01/48 (Call 11/01/47)(a)	$30	$25,423
Sabine Pass Liquefaction LLC, 5.90%, 09/15/37
(Call 03/15/37)	50	51,095
Southern Natural Gas Co. LLC, 4.80%, 03/15/47
(Call 09/15/46)(a)	75	61,407
Spectra Energy Partners LP
4.50%, 03/15/45 (Call 09/15/44)	55	45,094
5.95%, 09/25/43 (Call 03/25/43)	55	54,434
Targa Resources Corp.
4.95%, 04/15/52 (Call 10/15/51)	75	63,852
6.25%, 07/01/52 (Call 01/01/52)	60	60,427
6.50%, 02/15/53 (Call 08/15/52)	95	99,552
Tennessee Gas Pipeline Co. LLC, 7.63%, 04/01/37	55	62,158
Texas Eastern Transmission LP, 4.15%, 01/15/48
(Call 07/15/47)(a)	39	30,105
TransCanada PipeLines Ltd.
4.75%, 05/15/38 (Call 11/15/37)	60	54,388
4.88%, 05/15/48 (Call 11/15/47)	115	100,292
5.00%, 10/16/43 (Call 04/16/43)	55	49,038
5.10%, 03/15/49 (Call 09/15/48)	116	104,852
5.85%, 03/15/36	35	35,171
6.10%, 06/01/40	75	76,041
6.20%, 10/15/37	170	174,397
7.25%, 08/15/38	70	78,732
7.63%, 01/15/39	100	115,804
Transcontinental Gas Pipe Line Co. LLC
3.95%, 05/15/50 (Call 11/15/49)	70	52,904
4.45%, 08/01/42 (Call 02/01/42)	10	8,670
4.60%, 03/15/48 (Call 09/15/47)	85	72,473
5.40%, 08/15/41 (Call 02/15/41)	25	24,213
Western Midstream Operating LP
5.25%, 02/01/50 (Call 08/01/49)	110	95,779
5.30%, 03/01/48 (Call 09/01/47)	81	69,702
5.45%, 04/01/44 (Call 10/01/43)	60	53,892
5.50%, 08/15/48 (Call 02/15/48)	45	39,010
Williams Companies Inc. (The)
3.50%, 10/15/51 (Call 04/15/51)	85	58,867
4.85%, 03/01/48 (Call 09/01/47)	105	90,739
4.90%, 01/15/45 (Call 07/15/44)	55	48,121
5.10%, 09/15/45 (Call 03/15/45)	110	99,709
5.30%, 08/15/52 (Call 02/15/52)	105	96,939
5.40%, 03/04/44 (Call 09/04/43)	60	56,468
5.75%, 06/24/44 (Call 12/24/43)	85	83,103
5.80%, 11/15/43 (Call 05/15/43)	60	58,733
6.30%, 04/15/40	65	67,295
		12,484,524
Private Equity — 0.1%
Apollo Management Holdings LP, 5.00%, 03/15/48
(Call 09/15/47)(a)	35	31,852
Brookfield Finance Inc., 5.97%, 03/04/54
(Call 09/04/53)	65	64,976
Carlyle Finance LLC, 5.65%, 09/15/48
(Call 03/15/48)(a)	40	38,152
Carlyle Holdings II Finance LLC, 5.63%, 03/30/43(a)	100	95,664
KKR Group Finance Co. III LLC, 5.13%, 06/01/44
(Call 12/01/43)(a)	70	63,481
KKR Group Finance Co. VII LLC, 3.63%, 02/25/50
(Call 08/25/49)(a)	75	52,832
KKR Group Finance Co. VIII LLC, 3.50%, 08/25/50
(Call 02/25/50)(a)	80	54,756
Security	Par (000)	Value

Private Equity (continued)
KKR Group Finance Co. X LLC, 3.25%, 12/15/51
(Call 06/15/51)(a)	$125	$83,272
		484,985
Real Estate — 0.1%
CBRE Services Inc., 5.95%, 08/15/34 (Call 05/15/34)	25	25,207
China Overseas Finance Cayman V Ltd., 5.35%,
11/15/42(f)	200	176,101
Sinochem Overseas Capital Co. Ltd., 6.30%,
11/12/40(a)	100	106,539
		307,847
Real Estate Investment Trusts — 0.6%
Alexandria Real Estate Equities Inc.
3.00%, 05/18/51 (Call 11/18/50)	105	63,405
3.55%, 03/15/52 (Call 09/15/51)	130	87,370
4.00%, 02/01/50 (Call 08/01/49)	50	36,881
4.75%, 04/15/35 (Call 01/15/35)	70	64,947
4.85%, 04/15/49 (Call 10/15/48)	30	25,390
5.15%, 04/15/53 (Call 10/15/52)	55	48,502
5.25%, 05/15/36 (Call 02/15/36)	65	62,353
5.63%, 05/15/54 (Call 11/15/53)	50	47,207
American Homes 4 Rent LP
3.38%, 07/15/51 (Call 01/15/51)	40	25,846
4.30%, 04/15/52 (Call 10/15/51)	35	26,843
American Tower Corp.
2.95%, 01/15/51 (Call 07/15/50)(b)	142	88,060
3.10%, 06/15/50 (Call 12/15/49)	90	57,697
3.70%, 10/15/49 (Call 04/15/49)	75	54,174
AvalonBay Communities Inc.
3.90%, 10/15/46 (Call 04/15/46)	25	19,495
4.15%, 07/01/47 (Call 01/01/47)	50	40,309
4.35%, 04/15/48 (Call 10/18/47)	35	28,671
Camden Property Trust, 3.35%, 11/01/49
(Call 05/01/49)	25	17,340
Crown Castle Inc.
2.90%, 04/01/41 (Call 10/01/40)	125	86,424
3.25%, 01/15/51 (Call 07/15/50)	111	73,225
4.00%, 11/15/49 (Call 05/15/49)	55	41,671
4.15%, 07/01/50 (Call 01/01/50)	60	46,553
4.75%, 05/15/47 (Call 11/15/46)(b)	31	26,255
5.20%, 02/15/49 (Call 08/15/48)(b)	50	45,256
Equinix Inc.
2.95%, 09/15/51 (Call 03/15/51)	80	49,231
3.00%, 07/15/50 (Call 01/15/50)	60	37,848
3.40%, 02/15/52 (Call 08/15/51)	10	6,779
ERP Operating LP
4.00%, 08/01/47 (Call 02/01/47)	20	15,351
4.50%, 07/01/44 (Call 01/01/44)	75	63,071
4.50%, 06/01/45 (Call 12/01/44)	75	62,813
Essex Portfolio LP
2.65%, 09/01/50 (Call 03/01/50)	50	28,112
4.50%, 03/15/48 (Call 09/15/47)	45	37,106
Federal Realty OP LP, 4.50%, 12/01/44 (Call 06/01/44)	60	48,948
Goodman U.S. Finance Four LLC, 4.50%, 10/15/37
(Call 04/15/37)(a)	15	12,623
Healthpeak OP LLC, 6.75%, 02/01/41 (Call 08/01/40)	50	54,605
Kilroy Realty LP, 6.25%, 01/15/36 (Call 10/15/35)	55	52,748
Kimco Realty OP LLC
3.70%, 10/01/49 (Call 04/01/49)	10	7,120
4.13%, 12/01/46 (Call 06/01/46)	60	45,404
4.25%, 04/01/45 (Call 10/01/44)	25	19,836

Schedule of Investments (unaudited) (continued)	iShares® Core 10+ Year USD Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
4.45%, 09/01/47 (Call 03/01/47)	$50	$39,453
Mid-America Apartments LP, 2.88%, 09/15/51
(Call 03/15/51)	30	18,493
NNN REIT Inc.
3.00%, 04/15/52 (Call 10/15/51)	25	15,469
3.10%, 04/15/50 (Call 10/15/49)	50	31,547
3.50%, 04/15/51 (Call 10/15/50)	70	48,645
4.80%, 10/15/48 (Call 04/15/48)	40	33,765
Prologis LP
2.13%, 10/15/50 (Call 04/15/50)	65	34,754
3.00%, 04/15/50 (Call 10/15/49)	75	48,761
3.05%, 03/01/50 (Call 09/01/49)	40	26,148
4.38%, 09/15/48 (Call 03/15/48)	25	20,818
5.25%, 06/15/53 (Call 12/15/52)	100	94,293
5.25%, 03/15/54 (Call 09/15/53)	65	60,897
Public Storage Operating Co., 5.35%, 08/01/53
(Call 02/01/53)	100	96,391
Realty Income Corp., 4.65%, 03/15/47 (Call 09/15/46)	65	56,140
Regency Centers LP
4.40%, 02/01/47 (Call 08/01/46)	45	36,601
4.65%, 03/15/49 (Call 09/15/48)	40	33,297
Simon Property Group LP
3.25%, 09/13/49 (Call 03/13/49)	130	87,328
3.80%, 07/15/50 (Call 01/15/50)	85	62,661
4.25%, 10/01/44 (Call 04/01/44)	45	36,514
4.25%, 11/30/46 (Call 05/30/46)	35	28,441
4.75%, 03/15/42 (Call 09/15/41)	35	30,905
5.85%, 03/08/53 (Call 09/03/52)	84	83,384
6.65%, 01/15/54 (Call 07/15/53)	60	66,115
6.75%, 02/01/40 (Call 11/01/39)	76	82,863
Trust Fibra Uno, 6.39%, 01/15/50 (Call 07/15/49)(f)	200	158,847
UDR Inc., 3.10%, 11/01/34 (Call 08/01/34)	55	44,063
Ventas Realty LP
4.38%, 02/01/45 (Call 08/01/44)	25	19,842
4.88%, 04/15/49 (Call 10/15/48)	40	33,985
5.70%, 09/30/43 (Call 03/30/43)	50	47,672
VICI Properties LP
5.63%, 05/15/52 (Call 11/15/51)	90	80,723
6.13%, 04/01/54 (Call 10/01/53)	25	23,995
WEA Finance LLC, 4.63%, 09/20/48 (Call 03/20/48)(a)	90	64,531
Welltower OP LLC
4.95%, 09/01/48 (Call 03/01/48)	70	62,843
6.50%, 03/15/41 (Call 09/15/40)	50	53,871
Weyerhaeuser Co., 4.00%, 03/09/52 (Call 09/09/51)	70	53,382
		3,472,906
Retail — 1.5%
7-Eleven Inc.
2.50%, 02/10/41 (Call 08/10/40)(a)	75	49,103
2.80%, 02/10/51 (Call 08/02/50)(a)	145	86,606
Alimentation Couche-Tard Inc.
3.44%, 05/13/41 (Call 11/13/40)(a)	75	56,362
3.63%, 05/13/51 (Call 11/13/50)(a)	25	17,782
4.50%, 07/26/47 (Call 01/26/47)(a)	95	79,555
5.62%, 02/12/54 (Call 08/12/53)(a)	95	92,860
Bath & Body Works Inc.
6.75%, 07/01/36	70	69,685
6.88%, 11/01/35	90	90,784
7.60%, 07/15/37	25	24,415
CK Hutchison International 20 Ltd., 3.38%, 05/08/50
(Call 11/08/49)(a)	200	141,359
Security	Par (000)	Value

Retail (continued)
CK Hutchison International 21 Ltd., 3.13%, 04/15/41
(Call 10/15/40)(a)	$120	$88,345
Darden Restaurants Inc., 4.55%, 02/15/48
(Call 08/15/47)	45	36,040
Dick's Sporting Goods Inc., 4.10%, 01/15/52
(Call 07/15/51)	95	67,332
Dollar General Corp.
4.13%, 04/03/50 (Call 10/03/49)	55	41,669
5.50%, 11/01/52 (Call 05/01/52)	40	36,986
Dollar Tree Inc., 3.38%, 12/01/51 (Call 06/01/51)	45	29,167
Home Depot Inc. (The)
2.38%, 03/15/51 (Call 09/15/50)	125	71,104
2.75%, 09/15/51 (Call 03/15/51)	125	77,041
3.13%, 12/15/49 (Call 06/15/49)	140	94,546
3.30%, 04/15/40 (Call 10/15/39)	105	81,471
3.35%, 04/15/50 (Call 10/15/49)	180	126,645
3.50%, 09/15/56 (Call 03/15/56)	85	59,718
3.63%, 04/15/52 (Call 10/15/51)	170	124,685
3.90%, 06/15/47 (Call 12/15/46)	127	99,779
4.20%, 04/01/43 (Call 10/01/42)	100	84,559
4.25%, 04/01/46 (Call 10/01/45)	165	138,206
4.40%, 03/15/45 (Call 09/15/44)	100	85,964
4.50%, 12/06/48 (Call 06/06/48)	180	154,567
4.88%, 02/15/44 (Call 08/15/43)	100	92,032
4.95%, 09/15/52 (Call 03/15/52)	125	114,661
5.40%, 09/15/40 (Call 03/15/40)	76	75,916
5.88%, 12/16/36	334	351,550
5.95%, 04/01/41 (Call 10/01/40)	122	128,705
Kohl's Corp., 5.55%, 07/17/45 (Call 01/17/45)	50	32,032
Lowe's Companies Inc.
2.80%, 09/15/41 (Call 03/15/41)	155	106,714
3.00%, 10/15/50 (Call 04/15/50)	235	146,636
3.50%, 04/01/51 (Call 10/01/50)	25	17,126
3.70%, 04/15/46 (Call 10/15/45)	198	146,052
4.05%, 05/03/47 (Call 11/03/46)	95	73,529
4.25%, 04/01/52 (Call 10/01/51)	195	153,060
4.38%, 09/15/45 (Call 03/15/45)	53	43,630
4.45%, 04/01/62 (Call 10/01/61)	95	73,582
4.55%, 04/05/49 (Call 10/05/48)	5	4,142
4.65%, 04/15/42 (Call 10/15/41)	100	87,659
5.13%, 04/15/50 (Call 10/15/49)	70	63,044
5.50%, 10/15/35	20	20,327
5.63%, 04/15/53 (Call 10/15/52)	155	149,891
5.75%, 07/01/53 (Call 01/01/53)	85	83,774
5.80%, 09/15/62 (Call 03/15/62)	110	106,770
5.85%, 04/01/63 (Call 10/01/62)	65	63,567
Macy's Retail Holdings LLC
4.30%, 02/15/43 (Call 08/15/42)	30	22,981
4.50%, 12/15/34 (Call 06/15/34)(b)	42	36,062
5.13%, 01/15/42 (Call 07/15/41)	30	24,632
6.38%, 03/15/37	25	22,457
6.70%, 07/15/34(a)	20	16,984
Marks & Spencer PLC, 7.13%, 12/01/37(a)	35	36,784
McDonald's Corp.
3.63%, 05/01/43	65	49,901
3.63%, 09/01/49 (Call 03/01/49)	175	127,242
3.70%, 02/15/42	50	39,255
4.20%, 04/01/50 (Call 10/01/49)	90	72,040
4.45%, 03/01/47 (Call 09/01/46)	110	92,484
4.45%, 09/01/48 (Call 03/01/48)	80	67,310
4.60%, 05/26/45 (Call 11/26/44)	75	65,154

Schedule of Investments (unaudited) (continued)	iShares® Core 10+ Year USD Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
4.70%, 12/09/35 (Call 06/09/35)	$84	$79,197
4.88%, 07/15/40	35	32,422
4.88%, 12/09/45 (Call 06/09/45)	170	153,157
5.15%, 09/09/52 (Call 03/09/52)	90	83,387
5.45%, 08/14/53 (Call 02/14/53)	95	92,024
5.70%, 02/01/39	55	56,034
6.30%, 10/15/37	75	80,090
6.30%, 03/01/38	95	101,603
Nordstrom Inc., 5.00%, 01/15/44 (Call 07/15/43)(b)	110	86,248
QVC Inc.
5.45%, 08/15/34 (Call 02/15/34)(b)	45	28,050
5.95%, 03/15/43	35	20,186
Starbucks Corp.
3.35%, 03/12/50 (Call 09/12/49)	70	47,598
3.50%, 11/15/50 (Call 05/15/50)	125	87,882
3.75%, 12/01/47 (Call 06/01/47)	55	40,984
4.30%, 06/15/45 (Call 12/15/44)	55	45,484
4.45%, 08/15/49 (Call 02/15/49)	100	82,395
4.50%, 11/15/48 (Call 05/15/48)	115	95,725
Target Corp.
2.95%, 01/15/52 (Call 07/15/51)	110	70,934
3.63%, 04/15/46	100	76,388
3.90%, 11/15/47 (Call 05/15/47)	70	55,425
4.00%, 07/01/42	130	109,769
4.80%, 01/15/53 (Call 07/15/52)(b)	100	90,884
7.00%, 01/15/38	100	116,500
TJX Companies Inc. (The), 4.50%, 04/15/50
(Call 10/15/49)	45	39,562
Walgreen Co., 4.40%, 09/15/42(b)	30	24,669
Walgreens Boots Alliance Inc.
4.10%, 04/15/50 (Call 10/15/49)(b)	91	66,257
4.50%, 11/18/34 (Call 05/18/34)	35	30,539
4.65%, 06/01/46 (Call 12/01/45)(b)	35	28,703
4.80%, 11/18/44 (Call 05/18/44)(b)	100	83,664
Walmart Inc.
2.50%, 09/22/41 (Call 03/22/41)	130	89,911
2.65%, 09/22/51 (Call 03/22/51)	150	93,875
2.95%, 09/24/49 (Call 03/24/49)	95	64,508
3.95%, 06/28/38 (Call 12/28/37)	140	124,973
4.00%, 04/11/43 (Call 10/11/42)	70	59,321
4.05%, 06/29/48 (Call 12/29/47)	200	165,961
4.30%, 04/22/44 (Call 10/22/43)	50	44,318
4.50%, 09/09/52 (Call 03/09/52)	110	97,182
4.50%, 04/15/53 (Call 10/15/52)	175	154,339
5.00%, 10/25/40	60	59,236
5.25%, 09/01/35	165	169,371
5.63%, 04/01/40	75	78,556
5.63%, 04/15/41	5	5,252
6.20%, 04/15/38	75	83,048
6.50%, 08/15/37	5	5,668
Yum! Brands Inc.
5.35%, 11/01/43 (Call 05/01/43)	35	33,044
6.88%, 11/15/37	40	43,201
		8,391,544
Semiconductors — 1.1%
Advanced Micro Devices Inc., 4.39%, 06/01/52
(Call 12/01/51)	40	33,933
Analog Devices Inc.
2.80%, 10/01/41 (Call 04/01/41)	75	52,885
2.95%, 10/01/51 (Call 04/01/51)	100	65,114
5.30%, 12/15/45 (Call 06/15/45)	30	29,077
Security	Par (000)	Value

Semiconductors (continued)
5.30%, 04/01/54 (Call 10/01/53)	$50	$48,632
Applied Materials Inc.
2.75%, 06/01/50 (Call 12/01/49)	50	32,604
4.35%, 04/01/47 (Call 10/01/46)	97	84,778
5.10%, 10/01/35 (Call 04/01/35)	50	50,383
5.85%, 06/15/41	100	105,479
Broadcom Inc.
3.14%, 11/15/35 (Call 08/15/35)(a)	370	293,777
3.19%, 11/15/36 (Call 08/15/36)(a)	345	270,480
3.50%, 02/15/41 (Call 08/15/40)(a)	280	213,188
3.75%, 02/15/51 (Call 08/15/50)(a)	235	172,851
4.93%, 05/15/37 (Call 02/15/37)(a)	270	251,239
Intel Corp.
2.80%, 08/12/41 (Call 02/12/41)	105	72,562
3.05%, 08/12/51 (Call 02/12/51)	120	75,653
3.10%, 02/15/60 (Call 08/15/59)	160	96,366
3.20%, 08/12/61 (Call 02/12/61)	95	58,044
3.25%, 11/15/49 (Call 05/15/49)	190	126,322
3.73%, 12/08/47 (Call 06/08/47)	225	166,051
4.10%, 05/19/46 (Call 11/19/45)	141	113,324
4.10%, 05/11/47 (Call 11/11/46)	75	59,817
4.25%, 12/15/42	100	83,013
4.60%, 03/25/40 (Call 09/25/39)	85	76,654
4.75%, 03/25/50 (Call 09/25/49)	145	124,382
4.80%, 10/01/41	115	104,249
4.90%, 07/29/45 (Call 01/29/45)	80	73,441
4.90%, 08/05/52 (Call 02/05/52)	205	180,322
4.95%, 03/25/60 (Call 09/25/59)	60	52,339
5.05%, 08/05/62 (Call 02/05/62)	85	74,913
5.60%, 02/21/54 (Call 08/21/53)	135	130,317
5.63%, 02/10/43 (Call 08/10/42)	125	124,247
5.70%, 02/10/53 (Call 08/10/52)	225	220,116
5.90%, 02/10/63 (Call 08/10/62)	150	149,177
KLA Corp.
3.30%, 03/01/50 (Call 08/28/49)	150	105,179
4.95%, 07/15/52 (Call 01/15/52)	100	92,715
5.00%, 03/15/49 (Call 09/15/48)	100	92,912
5.25%, 07/15/62 (Call 01/15/62)	25	23,817
Lam Research Corp.
2.88%, 06/15/50 (Call 12/15/49)	85	55,513
3.13%, 06/15/60 (Call 12/15/59)	45	28,542
4.88%, 03/15/49 (Call 09/15/48)	70	64,097
Micron Technology Inc.
3.37%, 11/01/41 (Call 05/01/41)	35	25,641
3.48%, 11/01/51 (Call 05/01/51)	65	44,738
NVIDIA Corp.
3.50%, 04/01/40 (Call 10/01/39)	161	133,016
3.50%, 04/01/50 (Call 10/01/49)	185	141,425
3.70%, 04/01/60 (Call 10/01/59)	50	37,621
NXP BV/NXP Funding LLC/NXP USA Inc.
3.13%, 02/15/42 (Call 08/15/41)	30	21,142
3.25%, 05/11/41 (Call 11/11/40)	145	105,761
3.25%, 11/30/51 (Call 05/30/51)	40	26,317
Qualcomm Inc.
3.25%, 05/20/50 (Call 11/20/49)	105	74,472
4.30%, 05/20/47 (Call 11/20/46)	157	134,278
4.50%, 05/20/52 (Call 11/20/51)	110	94,694
4.65%, 05/20/35 (Call 11/20/34)	100	96,835
4.80%, 05/20/45 (Call 11/20/44)	160	147,958
6.00%, 05/20/53 (Call 11/20/52)	135	145,249

Schedule of Investments (unaudited) (continued)	iShares® Core 10+ Year USD Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Semiconductors (continued)
Texas Instruments Inc.
2.70%, 09/15/51 (Call 03/15/51)	$55	$34,230
3.88%, 03/15/39 (Call 09/15/38)	130	113,385
4.10%, 08/16/52 (Call 02/16/52)	15	12,262
4.15%, 05/15/48 (Call 11/15/47)	170	140,594
5.00%, 03/14/53 (Call 09/14/52)	90	84,012
5.05%, 05/18/63 (Call 11/18/62)	125	116,458
5.15%, 02/08/54 (Call 08/08/53)	60	57,218
TSMC Arizona Corp., 3.25%, 10/25/51 (Call 04/25/51)	200	146,637
		6,262,447
Software — 1.3%
Electronic Arts Inc., 2.95%, 02/15/51 (Call 08/15/50)	65	41,667
Fidelity National Information Services Inc.
3.10%, 03/01/41 (Call 09/01/40)	75	53,516
4.50%, 08/15/46 (Call 02/15/46)	35	28,738
Fiserv Inc., 4.40%, 07/01/49 (Call 01/01/49)	205	166,949
Intuit Inc., 5.50%, 09/15/53 (Call 03/15/53)	135	134,631
Microsoft Corp.
2.50%, 09/15/50 (Call 03/15/50)(a)	165	102,209
2.53%, 06/01/50 (Call 12/01/49)	764	479,467
2.68%, 06/01/60 (Call 12/01/59)	409	247,321
2.92%, 03/17/52 (Call 09/17/51)	605	407,527
3.04%, 03/17/62 (Call 09/17/61)	232	151,603
3.45%, 08/08/36 (Call 02/08/36)	200	173,237
3.50%, 02/12/35 (Call 08/12/34)	210	188,578
3.50%, 11/15/42	60	49,212
3.70%, 08/08/46 (Call 02/08/46)	205	167,084
3.75%, 02/12/45 (Call 08/12/44)	10	8,395
4.00%, 02/12/55 (Call 08/12/54)	45	37,517
4.10%, 02/06/37 (Call 08/06/36)	100	92,842
4.20%, 11/03/35 (Call 05/03/35)	150	142,748
4.25%, 02/06/47 (Call 08/06/46)	75	67,714
4.45%, 11/03/45 (Call 05/03/45)	105	97,461
4.50%, 10/01/40	70	67,747
4.50%, 06/15/47 (Call 12/15/46)(a)	70	64,211
4.50%, 02/06/57 (Call 08/06/56)	95	86,628
5.20%, 06/01/39	20	20,767
5.30%, 02/08/41	50	52,949
Oracle Corp.
3.60%, 04/01/40 (Call 10/01/39)	340	261,885
3.60%, 04/01/50 (Call 10/01/49)	470	327,124
3.65%, 03/25/41 (Call 09/25/40)	260	199,153
3.80%, 11/15/37 (Call 05/15/37)	175	143,738
3.85%, 07/15/36 (Call 01/15/36)	145	121,858
3.85%, 04/01/60 (Call 10/01/59)	360	246,808
3.90%, 05/15/35 (Call 11/15/34)	155	134,160
3.95%, 03/25/51 (Call 09/25/50)	355	261,350
4.00%, 07/15/46 (Call 01/15/46)	345	263,764
4.00%, 11/15/47 (Call 05/15/47)	240	182,060
4.10%, 03/25/61 (Call 09/25/60)	185	132,817
4.13%, 05/15/45 (Call 11/15/44)	175	137,374
4.30%, 07/08/34 (Call 01/08/34)	200	181,187
4.38%, 05/15/55 (Call 11/15/54)	100	77,546
4.50%, 07/08/44 (Call 01/08/44)	100	83,401
5.38%, 07/15/40	250	237,539
5.55%, 02/06/53 (Call 08/06/52)	230	217,097
6.13%, 07/08/39	150	154,674
6.50%, 04/15/38	141	150,449
6.90%, 11/09/52 (Call 05/09/52)	280	312,873
Salesforce Inc.
2.70%, 07/15/41 (Call 01/15/41)	130	90,696
Security	Par (000)	Value

Software (continued)
2.90%, 07/15/51 (Call 01/15/51)	$225	$144,124
3.05%, 07/15/61 (Call 01/15/61)	130	80,191
		7,272,586
Telecommunications — 2.7%
America Movil SAB de CV
4.38%, 07/16/42	75	63,900
4.38%, 04/22/49 (Call 10/22/48)	50	42,078
6.13%, 11/15/37	100	105,760
6.13%, 03/30/40	164	169,982
6.38%, 03/01/35	191	204,081
AT&T Inc.
3.10%, 02/01/43 (Call 08/01/42)(b)	115	84,384
3.30%, 02/01/52 (Call 08/01/51)	55	36,560
3.50%, 06/01/41 (Call 12/01/40)	315	240,452
3.50%, 09/15/53 (Call 03/15/53)	850	574,547
3.50%, 02/01/61 (Call 08/01/60)	30	19,740
3.55%, 09/15/55 (Call 03/15/55)	835	560,927
3.65%, 06/01/51 (Call 12/01/50)	355	250,104
3.65%, 09/15/59 (Call 03/15/59)	721	480,575
3.80%, 12/01/57 (Call 06/01/57)	670	466,191
3.85%, 06/01/60 (Call 12/01/59)	175	121,984
4.30%, 12/15/42 (Call 06/15/42)	170	141,770
4.35%, 06/15/45 (Call 12/15/44)	50	41,574
4.50%, 05/15/35 (Call 11/15/34)	305	278,941
4.50%, 03/09/48 (Call 09/09/47)	160	132,062
4.55%, 03/09/49 (Call 09/09/48)	145	119,964
4.65%, 06/01/44 (Call 12/01/43)	105	89,473
4.75%, 05/15/46 (Call 11/15/45)	165	143,751
4.80%, 06/15/44 (Call 12/15/43)	60	52,316
4.85%, 03/01/39 (Call 09/01/38)	140	127,692
4.90%, 08/15/37 (Call 02/14/37)	150	138,893
5.15%, 03/15/42	90	83,106
5.15%, 11/15/46 (Call 05/15/46)	20	18,419
5.15%, 02/15/50 (Call 08/14/49)	75	66,966
5.25%, 03/01/37 (Call 09/01/36)	60	58,037
5.55%, 08/15/41	20	19,537
5.65%, 02/15/47 (Call 08/15/46)	100	100,084
5.70%, 03/01/57 (Call 09/01/56)	40	38,730
6.00%, 08/15/40 (Call 05/15/40)	55	56,031
6.38%, 03/01/41	50	52,719
Axiata SPV5 Labuan Ltd., 3.06%, 08/19/50
(Call 02/19/50)(f)	200	130,467
Bell Telephone Co. of Canada or Bell Canada
3.65%, 08/15/52 (Call 02/15/52)	80	57,451
4.30%, 07/29/49 (Call 01/29/49)	70	56,784
4.46%, 04/01/48 (Call 10/01/47)	95	79,119
5.55%, 02/15/54 (Call 08/15/53)	85	81,926
Series US-4, 3.65%, 03/17/51 (Call 09/17/50)	50	35,958
Series US-6, 3.20%, 02/15/52 (Call 08/15/51)	75	49,187
Cisco Systems Inc.
5.30%, 02/26/54 (Call 08/26/53)	210	205,943
5.35%, 02/26/64 (Call 08/26/63)	100	97,166
5.50%, 01/15/40	220	223,313
5.90%, 02/15/39	160	169,703
Corning Inc.
3.90%, 11/15/49 (Call 05/15/49)	55	41,471
4.38%, 11/15/57 (Call 05/15/57)	100	77,860
4.70%, 03/15/37	45	41,064
4.75%, 03/15/42	65	57,425
5.35%, 11/15/48 (Call 05/15/48)	80	74,682
5.45%, 11/15/79 (Call 05/19/79)	65	59,600

Schedule of Investments (unaudited) (continued)	iShares® Core 10+ Year USD Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
5.75%, 08/15/40	$56	$55,211
5.85%, 11/15/68 (Call 05/15/68)	50	48,858
Deutsche Telekom AG, 3.63%, 01/21/50
(Call 07/21/49)(a)	150	108,802
Deutsche Telekom International Finance BV, 4.75%,
06/21/38 (Call 12/21/37)(a)	20	18,499
Embarq Corp., 8.00%, 06/01/36	157	49,395
Juniper Networks Inc., 5.95%, 03/15/41	46	46,072
Lumen Technologies Inc.
Series P, 7.60%, 09/15/39	38	12,704
Series U, 7.65%, 03/15/42(b)	30	9,531
Motorola Solutions Inc., 5.50%, 09/01/44	61	59,025
Nokia OYJ, 6.63%, 05/15/39	55	53,248
Orange SA
5.38%, 01/13/42	70	67,438
5.50%, 02/06/44 (Call 08/06/43)	35	34,198
Rogers Communications Inc.
3.70%, 11/15/49 (Call 05/15/49)	91	64,297
4.30%, 02/15/48 (Call 08/15/47)	80	63,065
4.35%, 05/01/49 (Call 11/01/48)	143	113,322
4.50%, 03/15/42 (Call 09/15/41)	80	67,511
4.50%, 03/15/43 (Call 09/15/42)	60	50,345
4.55%, 03/15/52 (Call 09/15/51)	240	195,359
5.00%, 03/15/44 (Call 09/15/43)	120	107,388
5.45%, 10/01/43 (Call 04/01/43)	25	23,576
7.50%, 08/15/38	70	80,327
SES Global Americas Holdings Inc., 5.30%, 03/25/44(a)	64	47,109
Telecom Italia Capital SA
6.00%, 09/30/34(b)	110	93,364
7.20%, 07/18/36(b)	115	104,509
7.72%, 06/04/38(b)	110	100,617
Telefonica Emisiones SA
4.90%, 03/06/48	155	131,521
5.21%, 03/08/47	240	213,835
5.52%, 03/01/49 (Call 09/01/48)	150	139,043
7.05%, 06/20/36	195	211,736
TELUS Corp.
4.30%, 06/15/49 (Call 12/15/48)	50	39,405
4.60%, 11/16/48 (Call 05/16/48)	40	33,384
T-Mobile USA Inc.
3.00%, 02/15/41 (Call 08/15/40)	260	186,411
3.30%, 02/15/51 (Call 08/15/50)	305	205,272
3.40%, 10/15/52 (Call 04/15/52)	325	221,048
3.60%, 11/15/60 (Call 05/15/60)	190	127,594
4.38%, 04/15/40 (Call 10/15/39)	240	208,767
4.50%, 04/15/50 (Call 10/15/49)	300	249,796
5.50%, 01/15/55 (Call 07/15/54)	85	81,563
5.65%, 01/15/53 (Call 07/15/52)	205	201,791
5.75%, 01/15/54 (Call 07/15/53)	150	149,098
5.80%, 09/15/62 (Call 03/15/62)	90	89,610
6.00%, 06/15/54 (Call 12/15/53)	100	103,164
Verizon Communications Inc.
2.65%, 11/20/40 (Call 05/20/40)	300	206,879
2.85%, 09/03/41 (Call 03/03/41)	100	70,059
2.88%, 11/20/50 (Call 05/20/50)	325	204,552
2.99%, 10/30/56 (Call 04/30/56)	403	245,489
3.00%, 11/20/60 (Call 05/20/60)(b)	235	140,473
3.40%, 03/22/41 (Call 09/22/40)	395	301,892
3.55%, 03/22/51 (Call 09/22/50)	510	364,827
3.70%, 03/22/61 (Call 09/22/60)	380	267,219
3.85%, 11/01/42 (Call 05/01/42)	100	79,822
Security	Par (000)	Value

Telecommunications (continued)
3.88%, 03/01/52 (Call 09/01/51)	$135	$102,111
4.00%, 03/22/50 (Call 09/22/49)	105	81,878
4.13%, 08/15/46	100	81,046
4.27%, 01/15/36	75	67,585
4.40%, 11/01/34 (Call 05/01/34)	245	225,898
4.52%, 09/15/48	50	42,743
4.67%, 03/15/55	105	90,563
4.75%, 11/01/41	97	88,887
4.81%, 03/15/39	160	147,815
4.86%, 08/21/46	280	255,265
5.01%, 08/21/54	80	72,631
5.25%, 03/16/37	25	24,554
5.50%, 03/16/47	80	80,177
5.50%, 02/23/54 (Call 08/23/53)	80	77,845
5.85%, 09/15/35	85	87,883
6.55%, 09/15/43	100	110,361
Vodafone Group PLC
4.25%, 09/17/50	180	140,960
4.38%, 02/19/43	173	146,462
4.88%, 06/19/49	250	217,426
5.00%, 05/30/38	50	47,843
5.13%, 06/19/59	40	35,156
5.13%, 06/04/81 (Call 12/04/50),
(5-year CMT + 3.073%)(c)	105	77,557
5.25%, 05/30/48	10	9,276
5.63%, 02/10/53 (Call 08/10/52)	120	115,760
5.75%, 02/10/63 (Call 08/10/62)	30	29,191
6.15%, 02/27/37	205	213,948
		15,539,290
Toys, Games & Hobbies — 0.0%
Hasbro Inc.
5.10%, 05/15/44 (Call 11/15/43)	35	30,149
6.35%, 03/15/40	60	61,252
Mattel Inc., 5.45%, 11/01/41 (Call 05/01/41)	45	40,456
		131,857
Transportation — 1.6%
Burlington Northern Santa Fe LLC
3.05%, 02/15/51 (Call 08/15/50)	30	19,746
3.30%, 09/15/51 (Call 03/15/51)	60	41,460
3.55%, 02/15/50 (Call 08/15/49)	85	61,922
3.90%, 08/01/46 (Call 02/01/46)	50	39,546
4.05%, 06/15/48 (Call 12/15/47)	115	92,387
4.13%, 06/15/47 (Call 12/15/46)	115	93,837
4.15%, 04/01/45 (Call 10/01/44)	125	103,534
4.15%, 12/15/48 (Call 06/15/48)	70	56,906
4.38%, 09/01/42 (Call 03/01/42)	90	78,140
4.40%, 03/15/42 (Call 09/15/41)	105	91,927
4.45%, 03/15/43 (Call 09/15/42)	100	87,283
4.45%, 01/15/53 (Call 07/15/52)	130	110,185
4.55%, 09/01/44 (Call 03/01/44)	80	70,301
4.70%, 09/01/45 (Call 03/01/45)	20	17,835
4.90%, 04/01/44 (Call 10/01/43)	100	92,197
4.95%, 09/15/41 (Call 03/15/41)	55	51,690
5.05%, 03/01/41 (Call 09/01/40)	70	66,399
5.15%, 09/01/43 (Call 03/01/43)	110	105,103
5.20%, 04/15/54 (Call 10/15/53)	185	175,760
5.40%, 06/01/41 (Call 12/01/40)	85	84,172
5.75%, 05/01/40 (Call 11/01/39)	90	92,282
6.15%, 05/01/37	70	75,208
6.20%, 08/15/36	55	59,431

Schedule of Investments (unaudited) (continued)	iShares® Core 10+ Year USD Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
Canadian National Railway Co.
2.45%, 05/01/50 (Call 11/01/49)	$85	$50,672
3.20%, 08/02/46 (Call 02/02/46)	40	28,701
3.65%, 02/03/48 (Call 08/03/47)	65	50,177
4.40%, 08/05/52 (Call 02/05/52)	80	68,461
4.45%, 01/20/49 (Call 07/20/48)	75	65,323
6.13%, 11/01/53 (Call 05/01/53)	40	44,209
6.20%, 06/01/36	35	37,706
6.38%, 11/15/37	68	74,079
Canadian Pacific Railway Co.
3.00%, 12/02/41 (Call 06/02/41)	55	47,616
3.10%, 12/02/51 (Call 06/02/51)	200	132,390
3.50%, 05/01/50 (Call 11/01/49)	80	57,563
4.20%, 11/15/69 (Call 05/15/69)	30	22,780
4.30%, 05/15/43 (Call 11/15/42)	65	54,857
4.70%, 05/01/48 (Call 11/01/47)	60	51,619
4.80%, 09/15/35 (Call 03/15/35)	70	66,440
4.80%, 08/01/45 (Call 02/01/45)	40	35,822
4.95%, 08/15/45 (Call 02/15/45)	70	63,486
5.95%, 05/15/37	40	41,093
6.13%, 09/15/2115 (Call 03/15/2115)	78	78,971
CSX Corp.
2.50%, 05/15/51 (Call 11/15/50)	10	5,878
3.35%, 09/15/49 (Call 03/15/49)(b)	110	77,054
3.80%, 11/01/46 (Call 05/01/46)	87	67,526
3.80%, 04/15/50 (Call 10/15/49)	55	41,788
3.95%, 05/01/50 (Call 11/01/49)	41	32,075
4.10%, 03/15/44 (Call 09/15/43)	123	101,514
4.25%, 11/01/66 (Call 05/01/66)	35	27,126
4.30%, 03/01/48 (Call 09/01/47)	100	83,503
4.40%, 03/01/43 (Call 09/01/42)	86	74,925
4.50%, 03/15/49 (Call 09/15/48)	80	68,556
4.50%, 11/15/52 (Call 05/15/52)	105	89,599
4.50%, 08/01/54 (Call 02/01/54)	85	71,892
4.65%, 03/01/68 (Call 09/01/67)	35	29,289
4.75%, 05/30/42 (Call 11/30/41)	100	90,718
4.75%, 11/15/48 (Call 05/15/48)	5	4,458
5.50%, 04/15/41 (Call 10/15/40)	90	89,236
6.00%, 10/01/36	40	42,126
6.15%, 05/01/37	50	53,506
6.22%, 04/30/40	75	80,246
Empresa de Transporte de Pasajeros Metro SA, 5.00%,
01/25/47 (Call 07/25/46)(f)	200	170,360
FedEx Corp.
3.25%, 05/15/41 (Call 11/15/40)	15	10,936
3.90%, 02/01/35	40	35,203
4.05%, 02/15/48 (Call 08/15/47)	130	99,435
4.10%, 04/15/43	75	59,873
4.10%, 02/01/45	95	74,309
4.40%, 01/15/47 (Call 07/15/46)	120	96,800
4.55%, 04/01/46 (Call 10/01/45)	130	107,724
4.75%, 11/15/45 (Call 05/15/45)	150	128,601
4.95%, 10/17/48 (Call 04/17/48)	85	74,402
5.10%, 01/15/44	73	66,249
5.25%, 05/15/50 (Call 11/15/49)	150	137,803
Indian Railway Finance Corp. Ltd., 3.95%, 02/13/50(f)	200	152,684
Lima Metro Line 2 Finance Ltd., 5.88%, 07/05/34(f)	86	83,849
MV24 Capital BV, 6.75%, 06/01/34(f)	161	151,187
Norfolk Southern Corp.
2.90%, 08/25/51 (Call 02/25/51)	50	31,010
3.05%, 05/15/50 (Call 11/15/49)	120	77,978
Security	Par (000)	Value

Transportation (continued)
3.16%, 05/15/55 (Call 11/15/54)	$80	$50,498
3.40%, 11/01/49 (Call 05/01/49)	70	48,912
3.70%, 03/15/53 (Call 09/15/52)	75	54,065
3.94%, 11/01/47 (Call 05/01/47)	99	76,589
3.95%, 10/01/42 (Call 04/01/42)	50	40,244
4.05%, 08/15/52 (Call 02/15/52)	85	65,323
4.10%, 05/15/49 (Call 11/15/48)	65	51,064
4.10%, 05/15/2121 (Call 11/15/2120)	60	42,317
4.15%, 02/28/48 (Call 08/28/47)	60	47,878
4.45%, 06/15/45 (Call 12/15/44)	25	21,268
4.55%, 06/01/53 (Call 12/01/52)	95	79,648
4.65%, 01/15/46 (Call 07/15/45)	50	43,539
4.84%, 10/01/41	50	45,673
5.10%, 12/31/49 (Call 02/01/2118)	10	8,447
5.35%, 08/01/54 (Call 02/01/54)	115	109,378
5.95%, 03/15/64 (Call 09/15/63)	65	66,369
Polar Tankers Inc., 5.95%, 05/10/37(a)	18	18,577
TTX Co.
4.20%, 07/01/46 (Call 01/01/46)(a)	15	12,246
5.65%, 12/01/52 (Call 06/01/52)(a)	10	9,980
Union Pacific Corp.
2.95%, 03/10/52 (Call 09/10/51)	65	41,810
2.97%, 09/16/62 (Call 03/16/62)	50	29,655
3.20%, 05/20/41 (Call 11/20/40)	140	106,338
3.25%, 02/05/50 (Call 08/05/49)	200	139,292
3.38%, 02/01/35 (Call 08/01/34)	45	38,360
3.38%, 02/14/42 (Call 08/14/41)	40	30,818
3.50%, 02/14/53 (Call 08/14/52)	180	129,147
3.55%, 08/15/39 (Call 02/15/39)	90	72,971
3.55%, 05/20/61 (Call 11/20/60)	100	68,388
3.60%, 09/15/37 (Call 03/15/37)	76	63,676
3.75%, 02/05/70 (Call 08/05/69)	65	45,561
3.80%, 10/01/51 (Call 04/01/51)	155	118,468
3.80%, 04/06/71 (Call 10/06/70)	55	38,807
3.84%, 03/20/60 (Call 09/20/59)	215	157,552
3.85%, 02/14/72 (Call 08/14/71)	50	35,770
3.88%, 02/01/55 (Call 08/01/54)	75	56,844
3.95%, 08/15/59 (Call 02/15/59)	75	56,377
4.00%, 04/15/47 (Call 10/15/46)	90	71,817
4.05%, 11/15/45 (Call 05/15/45)	80	64,940
4.05%, 03/01/46 (Call 09/01/45)	50	40,296
4.10%, 09/15/67 (Call 03/15/67)	65	48,978
4.30%, 03/01/49 (Call 09/01/48)	85	70,393
4.50%, 09/10/48 (Call 03/10/48)	85	73,028
4.95%, 09/09/52 (Call 03/09/52)	15	13,892
5.15%, 01/20/63 (Call 07/20/62)	60	55,463
United Parcel Service Inc.
3.40%, 11/15/46 (Call 05/15/46)	70	52,099
3.63%, 10/01/42	85	67,148
3.75%, 11/15/47 (Call 05/15/47)	137	105,117
4.25%, 03/15/49 (Call 09/15/48)	105	86,829
4.88%, 11/15/40 (Call 05/15/40)	65	60,888
5.05%, 03/03/53 (Call 09/03/52)	140	130,600
5.20%, 04/01/40 (Call 10/01/39)	80	78,338
5.30%, 04/01/50 (Call 10/01/49)	95	91,941
5.50%, 05/22/54 (Call 11/22/53)	100	99,070
5.60%, 05/22/64 (Call 11/22/63)	100	99,001
6.20%, 01/15/38	180	195,238
		9,155,559

Schedule of Investments (unaudited) (continued)	iShares® Core 10+ Year USD Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Trucking & Leasing — 0.0%
GATX Corp.
3.10%, 06/01/51 (Call 12/01/50)	$100	$62,517
5.20%, 03/15/44 (Call 09/15/43)	60	54,878
		117,395
Water — 0.1%
American Water Capital Corp.
3.25%, 06/01/51 (Call 12/01/50)	55	37,734
3.45%, 05/01/50 (Call 11/01/49)	65	45,860
3.75%, 09/01/47 (Call 03/01/47)	90	68,200
4.00%, 12/01/46 (Call 06/01/46)	35	27,834
4.15%, 06/01/49 (Call 12/01/48)	75	60,305
4.20%, 09/01/48 (Call 03/01/48)	85	69,270
4.30%, 12/01/42 (Call 06/01/42)	50	42,639
4.30%, 09/01/45 (Call 03/01/45)	45	37,965
5.45%, 03/01/54 (Call 09/01/53)	90	86,857
6.59%, 10/15/37	50	55,021
Essential Utilities Inc.
3.35%, 04/15/50 (Call 10/15/49)	55	36,835
4.28%, 05/01/49 (Call 11/01/48)	75	58,839
5.30%, 05/01/52 (Call 11/01/51)	80	73,003
		700,362
Total Corporate Bonds & Notes — 47.2%
(Cost: $312,198,571)		273,373,880

Foreign Government Obligations(g)

Angola — 0.1%
Angolan Government International Bond
9.13%, 11/26/49(f)	200	166,606
9.38%, 05/08/48(f)	200	170,522
		337,128
Argentina — 0.6%
Argentina Bonar Bond
4.13%, 07/09/35(e)	1,385	598,371
4.88%, 07/09/41(e)	59	23,944
5.00%, 01/09/38(e)	315	141,670
Argentine Republic Government International Bond
4.13%, 07/09/35 (Call 07/01/24)(e)	2,430	1,067,497
4.13%, 07/09/46 (Call 07/01/24)(e)	150	68,058
4.88%, 07/09/41 (Call 07/01/24)(e)	1,000	411,444
5.00%, 01/09/38 (Call 07/01/24)(b)(e)	1,300	618,627
Provincia de Buenos Aires/Government Bonds
5.88%, 09/01/37(e)(f)	110	42,123
6.63%, 09/01/37(e)(f)	717	317,290
		3,289,024
Bahrain — 0.1%
Bahrain Government International Bond
6.00%, 09/19/44(f)	200	165,388
7.50%, 02/12/36(f)	200	205,179
		370,567
Bermuda — 0.0%
Bermuda Government International Bond, 3.38%,
08/20/50 (Call 02/20/50)(f)	10	6,649
Brazil — 0.3%
Brazilian Government International Bond
4.75%, 01/14/50 (Call 07/14/49)	600	434,281
5.00%, 01/27/45(b)	400	308,790
5.63%, 01/07/41	200	176,326
5.63%, 02/21/47	200	166,283
Security	Par (000)	Value

Brazil (continued)
7.13%, 01/20/37	$200	$210,467
7.13%, 05/13/54	200	195,840
		1,491,987
Canada — 0.0%
OMERS Finance Trust, 4.00%, 04/19/52
(Call 10/19/51)(a)	55	42,835
Chile — 0.2%
Chile Government International Bond
3.10%, 05/07/41 (Call 11/07/40)	200	145,194
3.10%, 01/22/61 (Call 07/22/60)	200	122,399
3.50%, 01/25/50 (Call 07/25/49)	200	142,415
3.50%, 04/15/53 (Call 10/15/52)	200	140,343
3.86%, 06/21/47	200	154,270
4.00%, 01/31/52 (Call 07/31/51)(b)	200	153,890
4.34%, 03/07/42 (Call 09/07/41)	200	171,407
4.95%, 01/05/36 (Call 10/05/35)	200	190,580
		1,220,498
China — 0.1%
China Government International Bond, 2.75%,
12/03/39(f)	200	156,710
Export-Import Bank of China (The), 4.00%, 11/28/47(f)	200	167,902
		324,612
Colombia — 0.3%
Colombia Government International Bond
3.88%, 02/15/61 (Call 08/15/60)	200	110,234
4.13%, 02/22/42 (Call 08/22/41)	200	131,280
4.13%, 05/15/51 (Call 11/15/50)	200	119,132
5.00%, 06/15/45 (Call 12/15/44)	400	281,501
5.20%, 05/15/49 (Call 11/15/48)	200	140,726
5.63%, 02/26/44 (Call 08/26/43)(b)	400	306,586
6.13%, 01/18/41	200	167,039
7.38%, 09/18/37	150	145,505
8.00%, 11/14/35 (Call 08/14/35)	200	204,524
8.75%, 11/14/53 (Call 05/14/53)	200	209,795
		1,816,322
Costa Rica — 0.1%
Costa Rica Government International Bond
7.16%, 03/12/45(f)	200	208,318
7.30%, 11/13/54 (Call 05/13/53)(f)	200	209,425
		417,743
Dominican Republic — 0.2%
Dominican Republic International Bond
5.30%, 01/21/41(f)	150	127,235
5.88%, 01/30/60(f)	300	254,461
6.40%, 06/05/49(f)	150	140,030
6.50%, 02/15/48(f)	150	141,714
6.85%, 01/27/45(f)	150	147,353
7.45%, 04/30/44(f)	200	209,518
		1,020,311
Ecuador — 0.1%
Ecuador Government International Bond
5.00%, 07/31/40(e)(f)	350	163,388
5.50%, 07/31/35(e)(f)	700	359,048
		522,436
Egypt — 0.2%
Egypt Government International Bond
7.50%, 02/16/61(f)	200	141,005
7.90%, 02/21/48(f)	200	148,909

Schedule of Investments (unaudited) (continued)	iShares® Core 10+ Year USD Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Egypt (continued)
8.50%, 01/31/47(f)	$400	$312,583
8.70%, 03/01/49(f)	200	158,739
8.88%, 05/29/50(f)	200	160,842
		922,078
El Salvador — 0.0%
El Salvador Government International Bond
7.12%, 01/20/50 (Call 07/20/49)(f)	200	126,689
7.65%, 06/15/35(f)	215	154,359
		281,048
Ghana — 0.1%
Ghana Government International Bond
8.75%, 03/11/61(f)(h)(i)	400	205,345
8.88%, 05/07/42(f)(h)(i)	200	101,842
		307,187
Guatemala — 0.0%
Guatemala Government Bond, 6.13%, 06/01/50
(Call 12/01/49)(f)	200	180,293
Hong Kong — 0.1%
Airport Authority, 3.25%, 01/12/52 (Call 07/12/51)(a)	200	141,790
Hong Kong Government International Bond, 5.25%,
01/11/53(a)	200	204,683
		346,473
Hungary — 0.2%
Hungary Government International Bond
3.13%, 09/21/51(f)	200	124,481
5.50%, 03/26/36(f)	400	381,802
6.75%, 09/25/52(f)	200	212,608
7.63%, 03/29/41	150	169,476
		888,367
Indonesia — 0.5%
Indonesia Government International Bond
3.05%, 03/12/51	200	134,236
3.20%, 09/23/61 (Call 03/23/61)	200	126,299
3.70%, 10/30/49	200	150,009
4.20%, 10/15/50	200	162,779
4.35%, 01/11/48	200	168,447
4.63%, 04/15/43(f)	200	180,877
4.75%, 07/18/47(f)	200	182,005
5.13%, 01/15/45(f)	200	192,297
5.25%, 01/17/42(f)	200	195,030
5.25%, 01/08/47(f)	200	193,701
5.45%, 09/20/52 (Call 03/20/52)	200	194,969
5.95%, 01/08/46(f)	200	209,067
6.63%, 02/17/37(f)	200	222,042
6.75%, 01/15/44(f)	200	229,232
7.75%, 01/17/38(f)	200	244,525
8.50%, 10/12/35(f)	100	126,016
Perusahaan Penerbit SBSN Indonesia III, 3.80%,
06/23/50(f)	200	150,251
		3,061,782
Israel — 0.2%
Israel Government International Bond
3.88%, 07/03/50	200	139,796
4.50%, 01/30/43	200	162,266
5.75%, 03/12/54	400	361,876
Security	Par (000)	Value

Israel (continued)
State of Israel
3.38%, 01/15/50	$200	$127,476
3.80%, 05/13/60(f)	600	391,522
		1,182,936
Italy — 0.1%
Republic of Italy Government International Bond
3.88%, 05/06/51	230	158,148
4.00%, 10/17/49	340	243,333
		401,481
Ivory Coast — 0.0%
Ivory Coast Government International Bond, 8.25%,
01/30/37(f)	200	195,074
Jamaica — 0.1%
Jamaica Government International Bond
7.88%, 07/28/45	200	232,222
8.00%, 03/15/39(b)	200	234,417
		466,639
Jordan — 0.0%
Jordan Government International Bond, 7.38%,
10/10/47(f)	200	174,212
Kazakhstan — 0.0%
Kazakhstan Government International Bond, 6.50%,
07/21/45(f)	200	225,022
Kenya — 0.0%
Republic of Kenya Government International Bond,
8.25%, 02/28/48(f)	200	166,716
Lebanon — 0.0%
Lebanon Government International Bond
7.05%, 11/02/35(f)(h)(i)	100	7,000
7.25%, 03/23/37(f)(h)(i)	50	3,500
		10,500
Malaysia — 0.0%
Malaysia Sovereign Sukuk Bhd, 4.24%, 04/22/45(f)	200	178,595
Mexico — 0.7%
Mexico Government International Bond
3.75%, 04/19/71 (Call 10/19/70)	400	243,750
3.77%, 05/24/61 (Call 11/24/60)	200	124,539
4.28%, 08/14/41 (Call 02/14/41)	300	235,131
4.35%, 01/15/47	200	151,247
4.40%, 02/12/52 (Call 08/12/51)	200	147,801
4.50%, 01/31/50 (Call 07/31/49)	200	152,626
4.60%, 01/23/46	200	156,055
4.60%, 02/10/48	200	154,909
4.75%, 03/08/44	350	283,587
5.00%, 04/27/51 (Call 10/27/50)	400	325,239
5.55%, 01/21/45(b)	380	343,448
5.75%, 12/31/99	330	275,922
6.00%, 05/07/36 (Call 02/07/36)	400	393,321
6.05%, 01/11/40	350	340,371
6.34%, 05/04/53 (Call 11/04/52)	200	191,133
6.35%, 02/09/35 (Call 11/09/34)	200	202,328
6.40%, 05/07/54 (Call 11/07/53)	200	192,855
6.75%, 09/27/34	160	168,230
		4,082,492

Schedule of Investments (unaudited) (continued)	iShares® Core 10+ Year USD Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Morocco — 0.0%
Morocco Government International Bond, 4.00%,
12/15/50(f)	$200	$135,203
Nigeria — 0.1%
Nigeria Government International Bond
7.63%, 11/28/47(f)	200	150,244
7.70%, 02/23/38(f)	200	158,762
8.25%, 09/28/51(f)	200	157,443
		466,449
Oman — 0.1%
Oman Government International Bond
6.50%, 03/08/47(f)	200	196,373
6.75%, 01/17/48(f)	200	201,676
7.00%, 01/25/51(f)	200	208,118
		606,167
Panama — 0.3%
Panama Government International Bond
3.87%, 07/23/60 (Call 01/23/60)	400	224,296
4.30%, 04/29/53	200	126,447
4.50%, 05/15/47 (Call 11/15/46)	200	136,944
4.50%, 04/16/50 (Call 10/16/49)	200	132,795
4.50%, 04/01/56 (Call 10/01/55)	400	255,150
4.50%, 01/19/63 (Call 07/19/62)	200	125,701
6.70%, 01/26/36	315	302,533
6.85%, 03/28/54 (Call 09/28/53)	200	180,718
8.00%, 03/01/38 (Call 12/01/37)	200	209,484
		1,694,068
Paraguay — 0.1%
Paraguay Government International Bond
5.40%, 03/30/50 (Call 09/30/49)(f)	200	171,285
6.10%, 08/11/44(f)	200	189,792
		361,077
Peru — 0.1%
Peruvian Government International Bond
2.78%, 12/01/60 (Call 06/01/60)	260	143,208
3.23%, 12/31/99 (Call 01/28/2121)	130	71,682
3.30%, 03/11/41 (Call 09/11/40)	100	72,773
3.55%, 03/10/51 (Call 09/10/50)	200	139,073
3.60%, 01/15/72 (Call 07/15/71)	125	78,984
5.63%, 11/18/50	220	211,862
6.55%, 03/14/37	150	158,044
		875,626
Philippines — 0.3%
Philippine Government International Bond
2.65%, 12/10/45	200	127,513
2.95%, 05/05/45	200	135,065
3.20%, 07/06/46	200	138,808
3.70%, 03/01/41	200	158,605
3.70%, 02/02/42	200	156,892
3.95%, 01/20/40	300	248,911
4.20%, 03/29/47	200	162,322
5.00%, 01/13/37	200	192,928
5.50%, 01/17/48	200	198,229
6.38%, 10/23/34	100	108,272
		1,627,545
Poland — 0.1%
Republic of Poland Government International Bond
5.13%, 09/18/34 (Call 06/18/34)	200	195,017
5.50%, 04/04/53 (Call 10/04/52)	300	290,702
Security	Par (000)	Value

Poland (continued)
5.50%, 03/18/54 (Call 09/18/53)	$400	$384,770
		870,489
Qatar — 0.4%
Qatar Government International Bond
4.40%, 04/16/50(f)	600	514,302
4.63%, 06/02/46(f)	200	180,030
4.82%, 03/14/49(f)	600	547,789
5.10%, 04/23/48(f)	700	667,090
5.75%, 01/20/42(a)	200	209,100
		2,118,311
Romania — 0.1%
Romanian Government International Bond
4.00%, 02/14/51(f)	200	137,905
5.13%, 06/15/48(f)	140	117,507
6.13%, 01/22/44(b)(f)	140	132,981
7.63%, 01/17/53(f)	150	162,904
		551,297
Saudi Arabia — 0.6%
Saudi Government International Bond
3.25%, 11/17/51(f)	200	130,284
3.45%, 02/02/61(f)	400	256,898
3.75%, 01/21/55(f)	400	280,100
4.50%, 10/26/46(f)	600	501,929
4.50%, 04/22/60(f)	200	160,079
4.63%, 10/04/47(f)	400	339,267
5.00%, 04/17/49(f)	600	533,637
5.00%, 01/18/53(f)	400	350,261
5.25%, 01/16/50(f)	400	368,286
5.75%, 01/16/54(f)	400	385,739
		3,306,480
South Africa — 0.1%
Republic of South Africa Government
International Bond
5.00%, 10/12/46	200	134,396
5.65%, 09/27/47	200	144,341
5.75%, 09/30/49	400	287,995
7.30%, 04/20/52	200	171,983
		738,715
South Korea — 0.0%
Export-Import Bank of Korea, 2.50%, 06/29/41	200	138,960
Korea International Bond, 3.88%, 09/20/48	200	164,386
		303,346
Supranational — 0.0%
Inter-American Development Bank
3.20%, 08/07/42	100	79,120
3.88%, 10/28/41	110	95,861
4.38%, 01/24/44	50	46,284
International Bank for Reconstruction & Development,
4.75%, 02/15/35(b)	25	24,995
		246,260
Turkey — 0.3%
Turkiye Government International Bond
4.88%, 04/16/43	200	141,019
5.75%, 05/11/47	400	306,192
6.00%, 01/14/41	300	247,851
6.63%, 02/17/45	400	344,061
6.75%, 05/30/40	200	180,274
6.88%, 03/17/36	350	329,571

Schedule of Investments (unaudited) (continued)	iShares® Core 10+ Year USD Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Turkey (continued)
7.25%, 03/05/38(b)	$50	$48,588
		1,597,556
Ukraine — 0.0%
Ukraine Government International Bond
7.25%, 03/15/35(f)(h)(i)	400	107,205
7.38%, 09/25/34(f)(h)(i)	200	53,192
		160,397
United Arab Emirates — 0.3%
Abu Dhabi Government International Bond
2.70%, 09/02/70(f)	200	112,433
3.00%, 09/15/51(f)	200	131,131
3.13%, 09/30/49(f)	400	273,535
3.88%, 04/16/50(f)	400	312,213
4.13%, 10/11/47(f)	200	164,324
5.50%, 04/30/54(a)	200	199,467
Emirate of Dubai Government International Bond,
5.25%, 01/30/43(f)	200	188,771
Finance Department Government of Sharjah, 6.13%,
03/06/36(f)	200	198,720
UAE International Government Bond
3.25%, 10/19/61(f)	200	131,762
4.95%, 07/07/52(f)	200	184,692
		1,897,048
Uruguay — 0.2%
Uruguay Government International Bond
4.13%, 11/20/45	55	47,310
4.98%, 04/20/55	305	276,339
5.10%, 06/18/50	440	411,525
5.75%, 10/28/34 (Call 07/28/34)	200	207,070
7.63%, 03/21/36	100	118,516
		1,060,760
Total Foreign Government Obligations — 7.4%
(Cost: $46,888,592)		42,547,801

Municipal Debt Obligations

Arizona — 0.0%
Salt River Project Agricultural Improvement & Power
District RB BAB, 4.84%, 01/01/41	150	140,452
California — 0.7%
Bay Area Toll Authority RB BAB
Series F-2, 6.26%, 04/01/49	300	324,633
Series S-1, 7.04%, 04/01/50	50	58,324
Series S-3, 6.91%, 10/01/50	170	196,653
California State University RB
Class B, 2.72%, 11/01/52	200	131,684
5.18%, 11/01/53 (Call 11/01/33)	200	194,130
City of San Francisco California Public Utilities
Commission Water Revenue RB BAB, 6.95%,
11/01/50	100	114,995
East Bay Municipal Utility District Water System
Revenue RB BAB, Series B, 5.87%, 06/01/40	50	51,475
Foothill-Eastern Transportation Corridor Agency RB,
Series A, 4.09%, 01/15/49 (Call 01/15/30)	100	81,266
Los Angeles Community College District/CA GO BAB,
6.75%, 08/01/49	200	228,840
Los Angeles County Metropolitan Transportation
Authority Sales Tax Revenue RB BAB, Series A,
5.74%, 06/01/39	100	101,316
Security	Par (000)	Value

California (continued)
Los Angeles County Public Works Financing Authority
RB BAB, 7.62%, 08/01/40	$50	$57,446
Regents of the University of California Medical Center
Pooled Revenue RB
Class A, 3.71%, 05/15/2120 (Call 11/15/2119)	225	145,435
Series N, Class A, 3.26%, 05/15/60 (Call 11/15/59)	65	42,747
Regents of the University of California Medical Center
Pooled Revenue RB BAB, Series F, 6.58%,
05/15/49	150	164,805
San Diego County Regional Transportation
Commission RB BAB, 5.91%, 04/01/48	125	128,574
San Diego County Water Authority RB BAB, Series B,
6.14%, 05/01/49	50	52,636
State of California GO
4.60%, 04/01/38 (Call 04/01/28)	100	94,323
5.20%, 03/01/43 (Call 03/01/33)	205	202,298
State of California GO BAB
7.30%, 10/01/39	400	460,086
7.50%, 04/01/34	250	287,938
7.55%, 04/01/39	250	298,661
7.60%, 11/01/40	245	295,754
University of California RB
Series AQ, 4.77%, 12/31/99	150	127,920
Series BG, 3.07%, 05/15/51 (Call 05/15/31)	200	138,141
		3,980,080
Colorado — 0.0%
Regional Transportation District Sales Tax Revenue RB
BAB, Series B, 5.84%, 11/01/50	20	20,919
District of Columbia — 0.0%
District of Columbia Income Tax Revenue RB BAB,
Series E, 5.59%, 12/01/34	50	50,452
District of Columbia Water & Sewer Authority RB,
4.81%, 10/01/2114(b)	50	43,681
		94,133
Florida — 0.0%
County of Miami-Dade FL Aviation Revenue RB,
Series C, 4.28%, 10/01/41 (Call 10/01/28)	50	44,882
Georgia — 0.0%
Municipal Electric Authority of Georgia RB BAB
Project J, Series 2010-A, 6.64%, 04/01/57	90	100,010
Project M, Series 2010-A, 6.66%, 04/01/57	46	51,216
		151,226
Illinois — 0.1%
Chicago O’Hare International Airport RB, Series C,
4.57%, 01/01/54(b)	250	222,529
Chicago Transit Authority Sales & Transfer Tax
Receipts Revenue RB, Series B, 6.90%, 12/01/40	238	262,145
Metropolitan Water Reclamation District of Greater
Chicago GOL BAB, 5.72%, 12/01/38	55	55,763
State of Illinois GO BAB, 6.63%, 02/01/35 BAB	169	175,902
		716,339
Louisiana — 0.1%
Louisiana Local Government Environmental Facilities &
Community Development Authority RB, 5.20%,
12/01/39( 12/01/37)	210	206,813

Schedule of Investments (unaudited) (continued)	iShares® Core 10+ Year USD Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Maryland — 0.0%
Maryland Health & Higher Educational Facilities
Authority RB, Class D, 3.05%, 07/01/40
(Call 01/01/40)	$50	$37,226
Massachusetts — 0.1%
Commonwealth of Massachusetts GOL BAB, Series E,
5.46%, 12/01/39	200	200,479
Commonwealth of Massachusetts Transportation Fund
Revenue RB BAB, Series A, 5.73%, 06/01/40	25	25,227
Massachusetts School Building Authority RB BAB,
Series B, 5.72%, 08/15/39	50	51,091
		276,797
Michigan — 0.1%
Michigan State University RB, 4.17%, 08/15/2122
(Call 02/15/2122)	100	75,348
University of Michigan RB
3.50%, 04/01/52 (Call 10/01/51)	200	150,776
Series B, 2.44%, 04/01/40 (Call 10/01/39)	200	141,960
		368,084
Missouri — 0.0%
Health & Educational Facilities Authority of the State of
Missouri RB, Series A, 3.23%, 05/15/50
(Call 11/15/49)	100	72,738
New Jersey — 0.1%
New Jersey State Turnpike Authority RB BAB, Series F,
7.41%, 01/01/40	150	176,094
New Jersey Transportation Trust Fund Authority RB
BAB, Series B, 6.56%, 12/15/40	200	217,220
New Jersey Turnpike Authority RB BAB, Series A,
7.10%, 01/01/41	200	226,794
		620,108
New York — 0.4%
City of New York GO BAB, Series C-1, 5.52%,
10/01/37	300	300,766
Metropolitan Transportation Authority RB BAB
7.34%, 11/15/39	150	175,836
Series E, 6.81%, 11/15/40	200	217,678
New York City Municipal Water Finance Authority
RB BAB
5.44%, 06/15/43	250	242,356
6.01%, 06/15/42	200	206,873
New York City Transitional Finance Authority Future Tax
Secured Revenue RB BAB
5.51%, 08/01/37	50	49,942
5.57%, 11/01/38	50	50,310
Series C-2, 5.77%, 08/01/36	95	96,883
New York State Dormitory Authority RB BAB, Series F,
5.63%, 03/15/39	100	100,747
New York State Urban Development Corp. RB BAB,
5.77%, 03/15/39	50	50,495
Port Authority of New York & New Jersey RB
3.29%, 08/01/69(b)	300	197,360
5.07%, 07/15/53	30	28,995
Series 168, 4.93%, 10/01/51	80	75,343
Series 174, 4.46%, 10/01/62	350	303,351
Series 181, 4.96%, 08/01/46	50	47,171
Series 225, 3.18%, 07/15/60 (Call 07/15/31)	70	46,360
		2,190,466
Security	Par (000)	Value

Ohio — 0.1%
American Municipal Power Inc. RB, Series B, 8.08%,
02/15/50	$50	$64,569
American Municipal Power Inc. RB BAB, 6.45%,
02/15/44	200	212,600
Ohio State University (The) RB, Series A, 4.80%,
06/01/2111(b)	75	65,049
Ohio State University (The) RB BAB, Series C, 4.91%,
06/01/40	100	95,589
		437,807
Oklahoma — 0.1%
Oklahoma Development Finance Authority RB
4.62%, 06/01/44	85	78,727
4.71%, 05/01/52 ( 05/01/47)	175	161,113
		239,840
Oregon — 0.0%
State of Oregon Department of Transportation RB BAB,
Series 2010-A, 5.83%, 11/15/34	100	102,278
Pennsylvania — 0.0%
Commonwealth Financing Authority RB, Series A,
4.14%, 06/01/38	150	135,972
Pennsylvania State University (The) RB, 2.79%,
09/01/43	75	54,635
		190,607
Tennessee — 0.0%
Metropolitan Government of Nashville & Davidson
County Convention Center Authority RB BAB,
Series B, 6.73%, 07/01/43	40	43,071
Texas — 0.3%
Board of Regents of the University of Texas System RB
BAB, Series C, 4.79%, 08/15/46	150	142,291
City of San Antonio Texas Electric & Gas Systems
Revenue RB BAB, 5.81%, 02/01/41	50	50,371
Dallas Area Rapid Transit RB, 2.61%, 12/01/48
(Call 12/01/31)	100	67,015
Dallas Area Rapid Transit RB BAB, Series B, 6.00%,
12/01/44	100	103,870
Dallas County Hospital District GOL BAB, Series C,
5.62%, 08/15/44	30	29,981
Dallas Fort Worth International Airport RB
4.51%, 11/01/51 (Call 11/01/32)	200	176,592
Series C, Class C, 2.92%, 11/01/50	100	69,662
Dallas Independent School District GO BAB, Series C,
6.45%, 02/15/35 (Call 07/01/24) (PSF)	40	40,093
Grand Parkway Transportation Corp. RB, 3.24%,
10/01/52 (Call 04/01/30)	150	104,540
North Texas Tollway Authority RB BAB, Series B,
6.72%, 01/01/49	70	78,824
Permanent University Fund - Texas A&M University
System RB, Series B, 3.66%, 07/01/47
(Call 07/01/27)	100	81,978
State of Texas GO BAB
5.52%, 04/01/39(b)	250	255,173
Series A, 4.68%, 04/01/40	100	93,202
Texas Natural Gas Securitization Finance Corp. RB
5.10%, 04/01/35	199	198,813
5.17%, 04/01/41	200	198,080
Texas Private Activity Bond Surface Transportation
Corp. RB, Series B, 3.92%, 12/31/49	100	80,817

Schedule of Investments (unaudited) (continued)	iShares® Core 10+ Year USD Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
Texas Transportation Commission GO, 2.47%,
10/01/44 (Call 10/01/30)	$50	$34,177
		1,805,479
Virginia — 0.0%
University of Virginia RB
2.26%, 09/01/50 (Call 03/01/50)	270	157,513
Series C, 4.18%, 09/01/2117 (Call 03/01/2117)	45	34,332
		191,845
Total Municipal Debt Obligations — 2.1%
(Cost: $13,660,649)		11,931,190

U.S. Government & Agency Obligations

Mortgage-Backed Securities — 0.1%
Federal Home Loan Mortgage Corp. Multifamily
Structured Pass-Through Certificates,
Series K-1514, Class A2, 2.86%, 10/25/34
(Call 10/25/34)	500	413,482
Federal National Mortgage Association, Series
2019-M4, Class A2, 3.61%, 02/25/31	274	252,933
		666,415
U.S. Government Agency Obligations — 0.2%
Federal Home Loan Banks, 5.50%, 07/15/36	290	310,952
Tennessee Valley Authority
3.50%, 12/15/42	50	40,666
4.65%, 06/15/35	75	73,777
5.25%, 09/15/39	65	66,701
5.38%, 04/01/56(b)	500	517,156
5.88%, 04/01/36	200	217,582
		1,226,834
U.S. Government Obligations — 41.3%
U.S. Treasury Note/Bond
1.13%, 05/15/40	8,230	4,985,580
1.13%, 08/15/40	7,500	4,500,000
1.25%, 05/15/50	3,600	1,753,313
1.38%, 11/15/40	6,800	4,233,000
1.38%, 08/15/50	3,890	1,956,548
1.63%, 11/15/50	4,670	2,512,314
1.75%, 08/15/41	5,650	3,684,859
1.88%, 02/15/41	7,810	5,275,411
1.88%, 02/15/51	6,100	3,501,781
1.88%, 11/15/51	8,100	4,619,531
2.00%, 11/15/41	5,300	3,592,406
2.00%, 02/15/50	3,050	1,823,328
2.00%, 08/15/51	8,400	4,959,937
2.25%, 05/15/41	3,350	2,394,203
2.25%, 08/15/46	1,922	1,265,817
2.25%, 08/15/49	4,700	2,993,313
2.25%, 02/15/52	6,150	3,851,438
2.38%, 02/15/42	4,790	3,445,806
2.38%, 11/15/49	3,960	2,590,706
2.38%, 05/15/51	6,400	4,149,000
2.50%, 02/15/45	2,130	1,500,652
2.50%, 02/15/46	895	623,284
2.50%, 05/15/46	1,750	1,215,430
2.75%, 08/15/42	1,450	1,100,867
2.75%, 11/15/42	4,355	3,295,510
2.75%, 08/15/47	7,400	5,324,531
2.75%, 11/15/47	7,800	5,600,156
2.88%, 05/15/43	3,150	2,418,117
Security	Par (000)	Value

U.S. Government Obligations (continued)
2.88%, 08/15/45	$500	$375,156
2.88%, 11/15/46	850	630,594
2.88%, 05/15/49	4,600	3,351,531
2.88%, 05/15/52	6,500	4,690,156
3.00%, 05/15/42	1,000	792,188
3.00%, 11/15/44	300	231,563
3.00%, 05/15/45	300	230,531
3.00%, 11/15/45	500	382,969
3.00%, 02/15/47	1,300	984,547
3.00%, 05/15/47	6,300	4,763,391
3.00%, 02/15/48	7,100	5,334,984
3.00%, 08/15/48	4,840	3,626,975
3.00%, 02/15/49	3,800	2,841,094
3.00%, 08/15/52	7,650	5,666,977
3.13%, 11/15/41	600	488,156
3.13%, 02/15/42	2,600	2,107,219
3.13%, 02/15/43	5,000	4,003,125
3.13%, 08/15/44	1,050	829,828
3.13%, 05/15/48	7,035	5,403,759
3.25%, 05/15/42	3,690	3,035,602
3.38%, 08/15/42	4,840	4,043,669
3.38%, 05/15/44	1,450	1,194,211
3.38%, 11/15/48	5,710	4,578,706
3.50%, 02/15/39	1,060	943,069
3.63%, 08/15/43	1,450	1,246,094
3.63%, 02/15/44	2,600	2,228,281
3.63%, 02/15/53	7,700	6,449,953
3.63%, 05/15/53	6,100	5,110,656
3.75%, 11/15/43	2,300	2,010,703
3.88%, 08/15/40	650	594,547
3.88%, 02/15/43	5,900	5,276,812
3.88%, 05/15/43	4,730	4,222,264
4.00%, 11/15/42	4,900	4,467,422
4.00%, 11/15/52	8,100	7,274,812
4.13%, 08/15/53	7,450	6,834,211
4.25%, 05/15/39	1,500	1,449,609
4.25%, 02/15/54	6,900	6,473,062
4.38%, 02/15/38	800	789,875
4.38%, 11/15/39	1,630	1,592,816
4.38%, 05/15/40	1,095	1,066,770
4.38%, 05/15/41	1,200	1,161,750
4.38%, 08/15/43	5,500	5,254,219
4.50%, 05/15/38	1,660	1,657,925
4.50%, 08/15/39	2,300	2,282,391
4.50%, 02/15/44	5,295	5,140,287
4.63%, 02/15/40	2,250	2,258,789
4.63%, 05/15/54	1,000	998,750
4.75%, 02/15/41	270	273,670
4.75%, 11/15/43	4,900	4,913,781
4.75%, 11/15/53	7,465	7,607,302
5.00%, 05/15/37	550	578,703
		238,912,292
Total U.S. Government & Agency Obligations — 41.6%
(Cost: $296,006,051)		240,805,541
Total Long-Term Investments — 98.3%
(Cost: $668,753,863)		568,658,412

Schedule of Investments (unaudited) (continued)	iShares® Core 10+ Year USD Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Securities

Money Market Funds — 1.6%
BlackRock Cash Funds: Treasury, SL Agency Shares,
5.28%(j)(k)(l)	9,201,255	$9,201,255

Total Short-Term Securities — 1.6%
(Cost: $9,201,256)		9,201,255

Total Investments — 99.9%
(Cost: $677,955,119)		577,859,667
Other Assets Less Liabilities — 0.1%		723,127

Net Assets — 100.0%		$578,582,794

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	All or a portion of this security is on loan.

(c)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(d)	Zero-coupon bond.

(e)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.

(f)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

(g)	U.S. dollar denominated security issued by foreign domiciled entity.

(h)	Issuer filed for bankruptcy and/or is in default.

(i)	Non-income producing security.

(j)	Affiliate of the Fund.

(k)	Annualized 7-day yield as of period end.

(l)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/29/24	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/24	Shares Held at 05/31/24	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$10,803,999	$—	$(1,602,744	)(a)	$—	$—	$9,201,255	9,201,255	$52,943	(b)	$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® Core 10+ Year USD Bond ETF
May 31, 2024

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$273,373,880	$—	$273,373,880
Foreign Government Obligations	—	42,547,801	—	42,547,801
Municipal Debt Obligations	—	11,931,190	—	11,931,190
U.S. Government & Agency Obligations	—	240,805,541	—	240,805,541
Short-Term Securities
Money Market Funds	9,201,255	—	—	9,201,255
	$9,201,255	$568,658,412	$—	$577,859,667

Portfolio Abbreviation

BAB	Build America Bond	PSF	Permanent School Fund
CMT	Constant Maturity Treasury	RB	Revenue Bond
GO	General Obligation	REIT	Real Estate Investment Trust
GOL	General Obligation Limited	SOFR	Secured Overnight Financing Rate
LIBOR	London Interbank Offered Rate
PJSC	Public Joint Stock Company